    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 13, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                     Securities Act of 1933 File #033-57732
                 Investment Company Act of 1940 File #811-07462

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                         POST-EFFECTIVE AMENDMENT NO. 27

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No. 28

                                WM VARIABLE TRUST
               (Exact name of Registrant as specified in Charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                    (Address of principal executive offices)

        Registrant's telephone number, including area code (206) 461-3800

                                  John T. West
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

                                 With a copy to:

                            Joseph B. Kittredge, Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485 on [date] pursuant to paragraph (b) of Rule 485

60 days after filing pursuant to paragraph (a)(i) of Rule 485 on [date] pursuant to paragraph (a)(i) of Rule 485

75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[x] on May 1, 2004 pursuant to paragraph (a)(ii) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             WM   VARIABLE   TRUST
                                   Prospectus

                                  MAY 1, 2004

--------------------------------------------------------------------------------
STRATEGIC ASSET MANAGEMENT PORTFOLIOS
+ Flexible Income Portfolio
-------------------------------------------------------
+ Conservative Balanced Portfolio
-------------------------------------------------------
+ Balanced Portfolio
-------------------------------------------------------
+ Conservative Growth Portfolio
-------------------------------------------------------
+ Strategic Growth Portfolio

-------------------------------------------------------


                                        EQUITY FUNDS

                                        + REIT Fund

                                        ----------------------------------------

                                        + Equity Income Fund

                                        ----------------------------------------


                                        + Small Cap Value Fund


                                        ----------------------------------------

                                        + Growth & Income Fund

                                        ----------------------------------------

                                        + West Coast Equity Fund

                                        ----------------------------------------

                                        + Mid Cap Stock Fund

                                        ----------------------------------------

                                        + Growth Fund

                                        ----------------------------------------


                                        + Small Cap Growth Fund (formerly the
                                          Small Cap Stock Fund)


                                        ----------------------------------------

                                        + International Growth Fund

                                        ----------------------------------------

FIXED-INCOME FUNDS

+ Short Term Income Fund
-------------------------------------------------------
+ U.S. Government Securities Fund
-------------------------------------------------------
+ Income Fund
-------------------------------------------------------

+ High Yield Fund

-------------------------------------------------------
+ Money Market Fund
-------------------------------------------------------

--------------------------------------------------------------------------------

This Prospectus describes the Class 1 shares ("shares") of the Portfolios and Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                             WM   VARIABLE   TRUST

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                  PAGE
Risk/Return Summary                                 2
  Strategic Asset Management Portfolios             3
  Equity Funds                                      8
  Fixed-Income Funds                               17
  Summary of Principal Risks                       22
Fees and Expenses of the Portfolios and Funds      27
Description of the Portfolios and Funds            29
  Strategic Asset Management Portfolios            29
  Equity Funds                                     30
  Fixed-Income Funds                               32
  Common Investment Practices                      34
How To Invest in the Portfolios and Funds          41
Tax Considerations                                 41
Organization                                       42
  How NAV is Determined                            42
  Advisor and Sub-Advisors                         42
  Individual Fund Managers                         43
  Management Fees                                  46
Financial Highlights                               47
Appendix A

                              RISK/RETURN SUMMARY


The WM Variable Trust (the "Trust") provides a broad range of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (the "Portfolios"). This summary identifies the investment objective, principal investment strategies, and principal risks of each Portfolio and Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Portfolios and Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Portfolios and Funds, please see the Statement of Additional Information (the "SAI").



The principal investment strategies identified in this summary provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors, Inc. ("WM Advisors") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, and as the credit quality of individual issuers.



The discussion of each Portfolio's and Fund's principal investment strategies includes some of the principal risks of investing in such a Portfolio or Fund. You can find additional information about each Portfolio and Fund, including a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, under "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios and Funds, and the related risks, before you invest.



Below the description of each Portfolio or Fund (other than Funds that have not been in operation for a full calendar year as of the date of this Prospectus) is a bar chart showing how the investment returns of its shares have varied over the past ten years, or for the period since the Portfolio or Fund began if it is less than ten years old or greater than one year. The bar chart is intended to provide some indication of the volatility of the Portfolio's or Fund's returns. The performance table following each bar chart shows how average annual total returns of the Portfolio or Fund compare to returns of a broad-based securities market index for the past one and five years and ten years (or, in the case of a newer Portfolio or Fund, since inception of that Portfolio or Fund). Performance shown does not reflect any insurance-related charges or expenses. If insurance-related charges or expenses had been included, the performance shown would have been lower. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.



There can be no assurance that any Portfolio or Fund will achieve its objective. It is possible to lose money by investing in the Portfolios and Funds. An investment in a Portfolio or Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth and Small Cap Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                              YEARLY performance*
[Flexible Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             11.75
1999                                                                              8.58
2000                                                                              5.79
2001                                                                              4.84
2002                                                                              2.14
2003

During the periods shown above, the highest quarterly return was 6.14% (for the quarter ended 12/31/98), and the lowest was -1.00% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*


------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                          ONE YEAR   FIVE YEARS      (9/9/97)
------------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES
------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX**
------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***
------------------------------------------------------------------------------------------------------


   * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ** This index is intended to represent the U.S. fixed-income market as a whole.

 *** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 20% in the Standard & Poor's ("S&P") 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 80% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                        CONSERVATIVE BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and between 20% and 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each of the Funds it invests in and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.

                              YEARLY performance*
[Conservative Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                              1.88
2000                                                                              5.03
2001                                                                              2.40
2002                                                                             -2.26
2003

During the periods shown above, the highest quarterly return was 4.96% (for the quarter ended 12/31/02), and the lowest was -4.43% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE*


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (4/23/98)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES
----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX**
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***
----------------------------------------------------------------------------------------



  * The Portfolio's performance through December 31, 2003 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.


 ** This index is intended to represent the U.S. fixed-income market as a whole.


*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 40% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 60% in the Lehman Brothers Aggregate Bond Index.



Effective August 1, 2000, the investment objective and policies of the Portfolio changed. Accordingly, the performance of the Portfolio shown above may not reflect what the Portfolio's performance would have been under its current investment objective and policies.

--------------------------------------------------------------------------------
                               BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.

                              YEARLY performance*
[Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             17.18
1999                                                                             27.71
2000                                                                              0.49
2001                                                                              0.13
2002                                                                             -8.78
2003

During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.44% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (6/3/97)
-----------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES
-----------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX**
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX***
-----------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK****
-----------------------------------------------------------------------------------------------------


   * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

  ** This index is intended to represent the U.S. fixed-income market as a whole.


 *** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.


**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 60% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 40% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio
--------------------------------------------------------------------------------


OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests, and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                              YEARLY performance*
[Conservative Growth Portfolio Bar Graph]

1998                                                                             19.91
1999                                                                             39.36
2000                                                                             -2.49
2001                                                                             -3.56
2002                                                                            -15.52
2003

During the periods shown above, the highest quarterly return was 21.54% (for the quarter ended 12/31/99), and the lowest was -12.83% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (6/3/97)
-----------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX**
-----------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***
-----------------------------------------------------------------------------------------------------


  * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.


*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 80% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 20% in the Lehman Brothers Aggregate Bond Index (an index that is intended to represent the U.S. fixed-income market as a whole).

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio
--------------------------------------------------------------------------------


OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth and a corresponding level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.


The Portfolio may invest up to 25% of its assets in each of the Short Term Income, High Yield and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                              YEARLY performance*
[Strategic Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             26.19
1999                                                                             47.95
2000                                                                             -3.73
2001                                                                             -6.25
2002                                                                            -20.53
2003

During the periods shown above, the highest quarterly return was 25.82% (for the quarter ended 12/31/99), and the lowest was -17.07% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (6/3/97)
-----------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX**
-----------------------------------------------------------------------------------------------------


  * The Portfolio's performance through December 31, 1999 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.

 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                                   REIT fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a high level of current income and intermediate- to long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES or fixed-income securities of issuers that are principally engaged in the U.S. real estate or related industries. The Fund's investments may also include CONVERTIBLE SECURITIES, MORTGAGE-BACKED SECURITIES, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITARY RECEIPTS (ADRs) and EUROPEAN DEPOSITARY RECEIPTS (EDRs), REPURCHASE AGREEMENTS and ZERO-COUPON BONDS.



WM Advisors seeks investments for the Fund that represent a variety of sectors in the real estate industry. In selecting investments for the Fund, WM Advisors looks for high-quality REITs at attractive values that have fundamental indicators of dividend growth potential, capital appreciation, a strong financial position, low tenant concentration, and solid management demonstrating consistency in adding value and generating cash flow.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk


- Leveraging Risk


- Real Estate Risk

- Derivatives Risk

- Liquidity Risk



- Management Risk

- Smaller Company Risk


NO PERFORMANCE INFORMATION FOR THE REIT FUND IS AVAILABLE BECAUSE THE FUND HAD NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR AS OF THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                               EQUITY INCOME fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, ADRS AND EDRS, MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REIT SECURITIES.



In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk



- Real Estate Risk


- Derivatives Risk
- Liquidity Risk


- Management Risk

- Smaller Company Risk



                               YEARLY performance
[Equity Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                              2.49
2000                                                                             17.19
2001                                                                              7.92
2002                                                                            -12.51
2003

During the periods shown above, the highest quarterly return was 8.61% (for the quarter ended 12/31/00), and the lowest was -14.67% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE


--------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST       SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR        (4/28/98)
--------------------------------------------------------------------------------------------
 FUND SHARES
--------------------------------------------------------------------------------------------
 S&P 500 INDEX*
--------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX**
--------------------------------------------------------------------------------------------


 * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

** This index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index.

--------------------------------------------------------------------------------

                              SMALL CAP VALUE fund

--------------------------------------------------------------------------------


OBJECTIVE  The Fund seeks to provide long-term capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund will be primarily invested in publicly traded small-cap equity securities. The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index.



In selecting investments for the Fund, WM Advisors uses a value approach that focuses on securities of companies that WM Advisors believes are trading at a meaningful discount from the value of the companies' assets and ongoing operations. WM Advisors generally uses a long-term investment orientation and will sell a security when it determines that the full value of the business entity is reflected in the security's price. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.



Among the principal risks of investing in the Fund are:



- Market Risk



- Credit Risk



- Currency Risk



- Foreign Investment Risk



- Leveraging Risk



- Real Estate Risk



- Derivatives Risk



- Liquidity Risk



- Management Risk



- Smaller Company Risk



NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE SMALL CAP VALUE FUND BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk


- Real Estate Risk


- Derivatives Risk
- Liquidity Risk

- Management Risk

- Smaller Company Risk



                               YEARLY performance
[Growth & Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1995                                                                             32.41
1996                                                                             21.81
1997                                                                             28.50
1998                                                                             18.98
1999                                                                             18.11
2000                                                                              2.36
2001                                                                             -3.51
2002                                                                            -21.16
2003

During the periods shown above, the highest quarterly return was 21.74% (for the quarter ended 12/31/98), and the lowest was -16.54% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE


-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (1/12/94)
-----------------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX*
-----------------------------------------------------------------------------------------------------


* This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                             WEST COAST EQUITY fund
--------------------------------------------------------------------------------


OBJECTIVE  This Fund seeks to provide long-term growth of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The Fund's investments may include REIT SECURITIES.


In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Geographic Concentration Risk


- Real Estate Risk


- Derivatives Risk
- Liquidity Risk

- Management Risk

- Smaller Company Risk



                               YEARLY performance
[West Coast Equity Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                             40.37
2000                                                                              6.30
2001                                                                              6.88
2002                                                                            -22.55
2003

During the periods shown above, the highest quarterly return was 30.34% (for the quarter ended 6/30/01), and the lowest was -25.94% (for the quarter ended 9/30/01). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                               PERFORMANCE TABLE


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (4/28/98)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX*
----------------------------------------------------------------------------------------



 * This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long-term.


In determining whether securities should be sold, WM Advisors considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk


- Management Risk



- Smaller Company Risk


- Real Estate Risk


- Derivatives Risk

- Liquidity Risk

                               YEARLY performance
[Mid Cap Stock Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2001                                                                             11.99
2002                                                                            -10.35
2003


During the periods shown above, the highest quarterly return was 14.46% (for the quarter ended 12/31/01), and the lowest was -13.54% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (5/1/00)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX*
----------------------------------------------------------------------------------------


* This is an unmanaged index of the common stocks of 400 mid-size U.S. companies selected on the basis of market capitalization, liquidity and industry representation.

--------------------------------------------------------------------------------
                                  GROWTH fund
--------------------------------------------------------------------------------


OBJECTIVE  This Fund seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or a sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.


In selecting investments for the Fund, the Fund's three sub-advisors look for individual companies that they believe have exceptional potential for growth, regardless of economic conditions. WM Advisors will determine the proportion of the Fund's assets to be managed by each sub-advisor. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                              2.69
1995                                                                             37.34
1996                                                                             16.15
1997                                                                             11.24
1998                                                                             59.04
1999                                                                             97.09
2000                                                                            -22.04
2001                                                                            -29.05
2002                                                                            -31.01
2003

During the periods shown above, the highest quarterly return was 43.43% (for the quarter ended 12/31/99), and the lowest was -24.27% (for the quarter ended 3/31/01). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE


-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX*
-----------------------------------------------------------------------------------------------



 * This index represents the performance of those companies in the Russell 1000 Index (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------

                             SMALL CAP GROWTH fund

--------------------------------------------------------------------------------


OBJECTIVE This Fund (formerly the "Small Cap Stock Fund") seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index.


In selecting investments for the Fund, WM Advisors looks for individual companies that it believes offer potential for organic growth. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                              YEARLY performance*
[Small Cap Stock Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1995                                                                             30.99
1996                                                                             10.04
1997                                                                             12.59
1998                                                                              8.09
1999                                                                             71.09
2000                                                                            -10.58
2001                                                                            -12.73
2002                                                                            -47.15
2003

During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -41.41% (for the quarter ended 9/30/01). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (1/12/94)
-----------------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX**
-----------------------------------------------------------------------------------------------------


 * The Fund's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
** This index measures the performance of those companies in the Russell 2000 Index (the 2,000 smallest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------
                           INTERNATIONAL GROWTH fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives), such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.


In selecting investments for the Fund, Capital Guardian Trust Company ("Capital Guardian"), the Fund's sub-advisor, seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in which decisions are based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[International Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                              1.88
1995                                                                              6.61
1996                                                                              9.04
1997                                                                             -2.64
1998                                                                              5.20
1999                                                                             51.96
2000                                                                            -19.84
2001                                                                            -17.78
2002                                                                            -15.71
2003

During the periods shown above, the highest quarterly return was 28.87% (for the quarter ended 12/31/99), and the lowest was -20.65% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE


-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------
 MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX*
-----------------------------------------------------------------------------------------------


* This index includes stock markets of Europe, Australasia and the Far East weighted by capitalization and represents the equity markets of 21 countries.

--------------------------------------------------------------------------------
                             SHORT TERM INCOME fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high quality, short-term bonds and other FIXED-INCOME SECURITIES that are rated in the top four categories by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average duration of three years or less.



The Fund's investments may include corporate securities, U.S. and FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS and MORTGAGE-BACKED and ASSET-BACKED SECURITIES.



Among the principal risks of investing in the Fund are:


- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

                               YEARLY performance
[Short Term Income Fund Performance Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1995                                                                              9.3
1996                                                                             3.74
1997                                                                              5.9
1998                                                                             5.28
1999                                                                             2.89
2000                                                                             8.23
2001                                                                             8.15
2002                                                                             6.26
2003                                                                                0

During the periods shown above, the highest quarterly return was 3.31% (for the quarter ended 6/30/95), and the lowest was -0.40% (for the quarter ended 3/31/96). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE


-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (1/12/94)
-----------------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------------
 CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX*
-----------------------------------------------------------------------------------------------------



* This index measures the performance of bonds including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities with maturities between 1 and 3 years.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide a high level of current income, consistent with safety and liquidity.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which may involve leverage.


The Fund invests without limit in obligations of U.S. government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. government, but only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) or by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

                              YEARLY performance*
[U.S. Government Securities Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             -4.04
1995                                                                             16.89
1996                                                                              3.69
1997                                                                              9.42
1998                                                                              7.03
1999                                                                              0.51
2000                                                                              9.73
2001                                                                              7.79
2002                                                                              8.87
2003

During the periods shown above, the highest quarterly return was 5.29% (for the quarter ended 6/30/95), and the lowest was -2.99% (for the quarter ended 3/31/94). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE*


-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------
 CITIGROUP MORTGAGE INDEX**
-----------------------------------------------------------------------------------------------



 * The Fund's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. On March 1, 2004, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.


** This index represents the mortgage-backed securities component of Citigroup's Broad Investment-Grade Bond Index, and it consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

--------------------------------------------------------------------------------
                                  INCOME fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide a high level of current income consistent with preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in BELOW-INVESTMENT-GRADE SECURITIES (sometimes called "junk bonds"). The Fund may also invest in convertible securities.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

                               YEARLY performance
[Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             -8.13
1995                                                                             25.09
1996                                                                              0.43
1997                                                                             11.35
1998                                                                              7.45
1999                                                                             -2.16
2000                                                                             10.45
2001                                                                              8.08
2002                                                                              9.61
2003                                                                                 0

During the periods shown above, the highest quarterly return was 8.47% (for the quarter ended 6/30/95), and the lowest was -5.22% (for the quarter ended 3/31/94). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE


-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------
 CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX*
-----------------------------------------------------------------------------------------------



 * This index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade securities.

--------------------------------------------------------------------------------
                                HIGH YIELD fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk


NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE HIGH YIELD FUND BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                               MONEY MARKET fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, corporate obligations, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, WHEN-ISSUED SECURITIES, and DELAYED-DELIVERY TRANSACTIONS.



Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Foreign Investment Risk

- Liquidity Risk

- Management Risk

- Money Market Risk

                              YEARLY performance*
[Money Market Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             3.71
1995                                                                             5.46
1996                                                                             4.97
1997                                                                             4.99
1998                                                                             5.01
1999                                                                             4.56
2000                                                                             5.79
2001                                                                             3.68
2002                                                                             1.39
2003                                                                                0


During the periods shown in the above bar chart, the highest quarterly return was 1.49% (for the quarter ended 12/31/00), and the lowest was 0.32% (for the quarter ended 12/31/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.



                               PERFORMANCE TABLE



-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------------
 CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX*
-----------------------------------------------------------------------------------------------


 *



   This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

                           SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Portfolio or Fund changes with the value of the investments held by that Portfolio or Fund. Many factors can affect that value, and it is possible that you may lose money on investments in the Portfolios and Funds. Factors that may affect a particular Portfolio or Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Description of the Portfolios and Funds" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Portfolios and Funds, their investments and the related risks.



+ MARKET RISK. Each of the Portfolios and Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio of securities.



    One aspect of market risk is interest rate risk. As interest rates rise, the value of your investment in a Portfolio or Fund is likely to decline because its income-producing equity or fixed-income investments are likely to be worth less.



    Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality fixed-income securities, such as U.S. GOVERNMENT SECURITIES.



    Interest rate risk is generally greater for Funds that invest in FIXED-INCOME SECURITIES with longer maturities. This risk may be compounded for Funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES, which may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and PAYMENT-IN-KIND securities.



    Except for the REIT Fund with respect to real estate, none of the Funds concentrates its assets in any particular industry. However, any of the Funds may concentrate its assets in a broad economic sector. To the extent such investments are affected by common economic forces and other factors, this may increase a Fund's vulnerability to such factors.


    The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.


+ CREDIT RISK. Each of the Portfolios and Funds may be subject to credit risk to the extent that it invests, directly or indirectly, in FIXED-INCOME SECURITIES, REITs or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a fixed-income security or other obligation, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Growth, Small Cap Growth, Income and High Yield Funds that may invest significantly in BELOW-INVESTMENT-GRADE SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income, High Yield and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

+ CURRENCY RISK.  Funds such as the REIT, Equity Income, Small Cap Value, Growth
  & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds that invest in securities denominated in, and/or receive revenues in, FOREIGN CURRENCIES will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.



+ FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income, High Yield and Money Market Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated.


+ GEOGRAPHIC CONCENTRATION RISK. The West Coast Equity Fund, which invests significant portions of its assets in Alaska, California, Idaho, Montana, Oregon and Washington, generally has more exposure to regional economic risks than Funds making investments more broadly.


+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Each Portfolio or Fund, except the Money Market Fund, may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) or by BORROWING money to meet redemption requests. The Money Market Fund may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.



+ REAL ESTATE RISK.  Funds such as the REIT, Equity Income, Small Cap Value,
  Growth & Income, West Coast Equity and Mid Cap Stock Funds, which may invest a significant portion of their assets in REITs, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a Fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A Fund investing in REITs will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. A Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REIT securities.

+ DERIVATIVES RISK.  Each of the Portfolios and Funds, except the Money Market
  Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.



+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Portfolios and Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.


+ MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or Funds.


+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Equity Funds and the High Yield Fund generally have the greatest exposure to this risk.



+ MONEY MARKET RISK. While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, investments in the Money Market Fund is subject to the risk that inflation may erode the investment's purchasing power over time.



+ PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Because the Portfolios own substantial portions of some Funds, a redemption reallocation by the Portfolios away from a Fund could cause the Fund's expenses to increase, and may result in a Fund's becoming too small to be economically viable. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.



+ PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by WM Advisors and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.



    In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds and up to 25% of its assets in the

    High Yield Fund. Each of these Funds may invest significant amounts of its assets in BELOW-INVESTMENT-GRADE SECURITIES ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the REIT, Equity Income, Growth & Income, West Coast Equity, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, or High Yield Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.



    Investing in Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Tax Considerations" for additional information about the tax implications of investing in the Portfolios.


    Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

    The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds. Because WM Advisors earns different fees from the Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of WM Advisors.

                            PRINCIPAL RISKS by fund


The following chart summarizes the principal risks of each Fund other than market risk, credit risk, liquidity risk, management risk and portfolio reallocation risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.



                                   Foreign     Geographic                 Real                Smaller  Money
                       Currency   Investment  Concentration  Leveraging  Estate  Derivatives  Company  Market
                         Risk        Risk         Risk          Risk      Risk      Risk       Risk     Risk
    REIT                   X          X                          X         X          X          X
    fund

    EQUITY INCOME          X          X                          X         X          X          X
    fund

    SMALL CAP
    VALUE                  X          X                          X         X          X          X
    fund

    GROWTH &
    INCOME                 X          X                          X         X          X          X
    fund

    WEST COAST EQUITY      X          X             X                      X          X          X
    fund

    MID CAP STOCK
    fund                   X          X                          X         X          X          X

    GROWTH
    fund                   X          X                          X                    X          X

    SMALL CAP
    GROWTH                 X          X                          X                    X          X
    fund

    INTERNATIONAL
    GROWTH                 X          X                          X                    X          X
    fund

    SHORT TERM INCOME      X          X                          X                    X
    fund

    U.S. GOVERNMENT
    SECURITIES                                                   X                    X
    fund

    INCOME
    fund                   X          X                          X                    X

    HIGH YIELD             X          X                          X                    X          X
    fund

    MONEY
    MARKET                            X                                                                  X
    fund

--------------------------------------------------------------------------------

                 FEES AND EXPENSES OF THE PORTFOLIOS AND FUNDS

This table describes the fees and expenses that you may pay if you invest in shares of a Portfolio or Fund. Insurance-related charges and expenses are not included. Each of the Portfolios and Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Portfolios or Funds, please contact WM Shareholder Services at 800-222-5852. The examples below are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

-----------------------------------------------------------------------------------------
                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
                                                          from Fund assets)
         --------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating
                                               Fees        Fees     Expenses    Expenses
         --------------------------------------------------------------------------------
         Flexible Income Portfolio(1)          0.10%       0.00%
         --------------------------------------------------------------------------------
         Conservative Balanced Portfolio(1)    0.10        0.00
         --------------------------------------------------------------------------------
         Balanced Portfolio(1)                 0.10        0.00
         --------------------------------------------------------------------------------
         Conservative Growth Portfolio(1)      0.10        0.00
         --------------------------------------------------------------------------------
         Strategic Growth Portfolio(1)         0.10        0.00
         --------------------------------------------------------------------------------
         REIT Fund                             0.80        0.00
         --------------------------------------------------------------------------------
         Equity Income Fund                    0.63        0.00
         --------------------------------------------------------------------------------
         Small Cap Value Fund(2)
         --------------------------------------------------------------------------------
         Growth & Income Fund                  0.76        0.00
         --------------------------------------------------------------------------------
         West Coast Equity Fund                0.63        0.00
         --------------------------------------------------------------------------------
         Mid Cap Stock Fund                    0.75        0.00
         --------------------------------------------------------------------------------
         Growth Fund                           0.89        0.00
         --------------------------------------------------------------------------------
         Small Cap Growth Fund                 0.88        0.00
         --------------------------------------------------------------------------------
         International Growth Fund             0.95        0.00
         --------------------------------------------------------------------------------
         Short Term Income Fund                0.50        0.00
         --------------------------------------------------------------------------------
         U.S. Government Securities Fund       0.50        0.00
         --------------------------------------------------------------------------------
         Income Fund                           0.50        0.00
         --------------------------------------------------------------------------------
         High Yield Fund(2)
         --------------------------------------------------------------------------------
         Money Market Fund                     0.45        0.00
         --------------------------------------------------------------------------------

-------------------------------------------  -----------------------------------------------------
                                             EXAMPLES: You would pay the following
                                             expenses on a $10,000 investment assuming a 5%
                                             annual return and redemption at the end of each
                                             period.
         ----------------------------------  -----------------------------------------------------

                                               One        Three         Five         Ten
                                               Year       Years        Years        Years
         ----------------------------------  -----------------------------------------------------
         Flexible Income Portfolio(1)
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Conservative Balanced Portfolio(1)
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Balanced Portfolio(1)
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Conservative Growth Portfolio(1)
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Strategic Growth Portfolio(1)
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         REIT Fund
         --------------------------------------------------------------------------------   ----------------------------------------
-------------
         Equity Income Fund
         ----------------------------------  --------------------------------------------------------------------------------
         Small Cap Value Fund(2)
         ----------------------------------  --------------------------------------------------------------------------------
         Growth & Income Fund
         ----------------------------------  --------------------------------------------------------------------------------
         West Coast Equity Fund
         ----------------------------------  --------------------------------------------------------------------------------
         Mid Cap Stock Fund
         ----------------------------------  --------------------------------------------------------------------------------
         Growth Fund
         ----------------------------------  --------------------------------------------------------------------------------
         Small Cap Growth Fund
         ----------------------------------  --------------------------------------------------------------------------------
         International Growth Fund
         ----------------------------------  --------------------------------------------------------------------------------
         Short Term Income Fund
         ----------------------------------  --------------------------------------------------------------------------------
         U.S. Government Securities Fund
         ----------------------------------  --------------------------------------------------------------------------------
         Income Fund
         ----------------------------------  --------------------------------------------------------------------------------
         High Yield Fund(2)
         ----------------------------------  --------------------------------------------------------------------------------
         Money Market Fund
         --------------------------------------------------------------------------------   ----------------------------------------
-------------


    (1) Does not include underlying Fund expenses that the Portfolios bear indirectly.


    (2) Percentages for the Small Cap Value and High Yield Funds are based on estimated amounts for the current fiscal year.

--------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES


The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and corresponding expenses for each underlying Fund. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at December 31, 2003. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.



------------------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLES: You would pay the following combined expenses on a
                                                            $10,000 investment assuming a 5% annual return and
                                                                  redemption at the end of each period.
         ---------------------------------------------------------------------------------------------------------------------
                                            Total
                                           Annual
                                          Combined
                                          Operating       One            Three            Five             Ten
                                          Expenses        Year           Years           Years            Years
         ---------------------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio
         Conservative Balanced Portfolio
         Balanced Portfolio
         Conservative Growth Portfolio
         Strategic Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------



As of December 31, 2003, the Portfolios' assets were allocated among the underlying Funds as follows:



-------------------------------------------------------------------------------------------------------------------------------
                                                      Flexible     Conservative                 Conservative    Strategic
                                                       Income        Balanced      Balanced        Growth        Growth
                                                      Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------------------------
  REIT Fund
  Equity Income Fund
  Growth & Income Fund
  West Coast Equity Fund
  Mid Cap Stock Fund
  Growth Fund
  Small Cap Growth Fund
  International Growth Fund
  Short Term Income Fund
  U.S. Government Securities Fund
  Income Fund
  High Yield Fund
  Cash Equivalents
-------------------------------------------------------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIOS AND FUNDS

This section provides a more complete description of the principal investment strategies and risks of each Portfolio and Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Portfolios' and Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return.


In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds listed in this Prospectus. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. WM Advisors may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, WM Advisors' outlook for the economy and the financial markets, and the relative market valuations of the Funds.



In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:



- short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities or political subdivisions;



- other short-term fixed-income securities rated A or higher by Moody's Investors Services, Inc. ("Moody's"), Fitch Ratings ("Fitch") or Standard & Poor's ("S&P"), or if unrated, of comparable quality in the opinion of WM Advisors;


- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.


At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with WM Advisors' current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder approval, each Portfolio will concentrate its investments in shares of the Funds.

EQUITY FUNDS


REIT FUND. Under normal market conditions, the REIT Fund will normally invest at least 80% of its net assets plus any borrowings for investment purposes in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. While no individual Fund is intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.



EQUITY INCOME FUND. The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities, and may also invest up to 20% of its assets in below-investment-grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of its total net assets. The Fund may invest up to 20% of its assets in REITs. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.



SMALL CAP VALUE FUND. The Small Cap Value Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers, provided that no more than 5% of its total assets may be invested in securities of issuers located in developing or emerging countries. The Fund may invest up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below-investment-grade fixed-income securities.



WEST COAST EQUITY FUND. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region,
(ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region, which includes Alaska, California, Idaho, Montana, Oregon and Washington. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund, which could be adversely impacted by economic trends within this six state area.



The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below-investment-grade fixed-income securities.


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


MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").



The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.



GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in fixed-income securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").


The Fund's portfolio is managed by its three sub-advisors -- Janus, Columbia and Oppenheimer. WM Advisors will determine the portion of the Fund's assets to be managed by each of the Fund's three sub-advisors.


Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.


The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.


SMALL CAP GROWTH FUND (FORMERLY THE SMALL CAP STOCK FUND). The Small Cap Growth Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian, the Fund's sub-advisor, believes present attractive investment opportunities. In selecting investments for the Fund, Capital Guardian seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomics and political judgments on the outlook for economies, industries, currencies and markets. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.



The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.



The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term fixed-income instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.


The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging market country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment-grade corporate fixed-income securities having maturities longer than one year, including Euro-currency instruments and securities.


FIXED-INCOME FUNDS


SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.



The Fund will invest substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors. All fixed-income securities purchased by the Fund will be investment-grade at the time of purchase.



The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.



The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. Investments in foreign securities are subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.



U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements. The Fund may not invest less than 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations. The Fund may borrow up to 30% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.


INCOME FUND.  The Income Fund invests most of its assets in:


- fixed-income and convertible securities;



- U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), FNMA, and FHLMC or similar government agencies or government sponsored entities;


- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;


- preferred stocks and convertible preferred stocks;



- the highest grade commercial paper as rated by S&P, Fitch or Moody's; and


- deposits in U.S. banks.


The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts.



The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").



HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including fixed-income securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or Baa by Moody's or of equivalent quality as determined by WM Advisors. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. It will only purchase securities issued or guaranteed by the U.S. government, its agencies, sponsored entities or instrumentalities, or securities that are, or have issuers that are:


- rated by at least two NRSROs, such as S&P, Fitch or Moody's, in one of the two highest rating categories for short-term fixed-income securities;


- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

- if not so rated, are determined to be of comparable quality.


A description of the rating systems of S&P, Fitch and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by the Money Market Fund (except U.S. government securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and the Fund's average portfolio maturity will not exceed 90 days. The Money Market Fund will attempt to maintain a stable NAV of $1.00, but there can be no assurance that it will be able to do so.



The Fund invests solely in money market instruments that may be included in the following six general categories:


- U.S. government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and

- repurchase agreements.

COMMON INVESTMENT PRACTICES


The next several pages contain more detailed information about types of securities in which the Portfolios and Funds may invest and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Portfolio's or Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.



BELOW-INVESTMENT-GRADE SECURITIES. The Growth & Income, Growth, and Income Funds may each invest up to 35% of their total assets and the REIT, Equity Income, Small Cap Value, West Coast Equity, Mid Cap Stock, and Small Cap Growth Funds may each invest up to 20% of its assets in below-investment-grade fixed-income securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities and will generally invest at least 80% of its assets in such securities.



Below-investment-grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.



BORROWING. The Portfolios and Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth & Income, Growth, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and Money Market Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Small Cap Value, Mid Cap Stock and West Coast Equity Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.


The Short Term Income, U.S. Government Securities and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.


Each of the REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth and Short Term Income Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).


FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund or Portfolio and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities rated in the lower end of the investment-grade category (Baa or BBB) and below-investment-grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.


The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income and Growth & Income Funds and the Fixed Income Funds may purchase floating rate, inverse floating rate and variable rate securities, including participation interests therein and assignments thereof.


The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.

These Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.


Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by WM Advisors or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.



FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Mid Cap Stock, Small Cap Value, Growth, Small Cap Growth, International Growth, Short Term Income and Income Funds may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.



These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."



Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen -- at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the

Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds other than the Equity Income, Growth & Income, West Coast Equity, U.S. Government and Money Market Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the fixed-income and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.



In addition, a Fund may enter into foreign currency forward contracts for non-hedging purposes when WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. For example, a Fund could enter into a foreign currency forward contract to sell U.S. dollars and buy currency when the value of the foreign currency is expected to rise in relation to the U.S. dollars.



While the foregoing actions are intended to protect a Fund from adverse currency movements or allow a Fund to profit from favorable currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that a Fund will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.



FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:


- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.


GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of Alaska, California, Idaho, Montana, Oregon and Washington. See the SAI for a more detailed description of these risks.


HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, High Yield and Income Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds or other registered investment companies that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.


ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of the Money Market Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).


Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, provided that such securities meet liquidity guidelines established by the Board of Trustees of the Portfolios and Funds.



Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income and Money Market Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities (making restricted securities, in many instances, more liquid than they once were considered to be), investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.

LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of its total assets. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.


To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment.


In addition, like other fixed-income securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.


The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.


In addition, the REIT, Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Short Term Income and Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.



The REIT, Equity Income, Small Cap Value, Mid Cap Stock, Small Cap Growth, Short Term Income, Income, High Yield and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Income and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets plus borrowings for investment purposes in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


REPURCHASE AGREEMENTS. All of the Portfolios and Funds may invest in repurchase agreements, which are purchases of underlying fixed-income securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.


STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Portfolio and Fund, except the Money Market Fund, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security.


Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, the Short Term Income, U.S. Government Securities, Income and High Yield Funds may enter into credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. If no default or other triggering event occurs, the seller would keep the stream of payments and would have no payment obligations. Credit default swaps are subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, interest rate risk, leveraging risk and management risk.


All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:


- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;



- to protect the Fund's unrealized gains in the value of its portfolio securities;



- to facilitate the sale of such securities for investment purposes;



- to manage the effective maturity or duration of the Portfolio or Fund's portfolio; or



- to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.



Some strategic transactions may also be used to seek potentially higher returns, rather than for hedging purposes. Any or all of these investment techniques may be used at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.


The use of strategic transactions involves special considerations and risks; for example:


- the ability of the Portfolio or Fund to utilize strategic transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements;



- the risk that the other party to a strategic transaction will fail to meet its obligations to the Portfolio or Fund;


- the risk that the Portfolio or Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and


- the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of any related portfolio positions.


Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.


U.S. GOVERNMENT SECURITIES. All of the Portfolios and Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored entity (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.


When-issued securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate authorities. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.



PORTFOLIO TRANSACTIONS AND TURNOVER. Each Portfolio's and Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus.

WM Advisors and the sub-advisors will not consider a Portfolio's or Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.


                        HOW TO INVEST IN THE PORTFOLIOS
                                   AND FUNDS

Shares of the Portfolios and Funds are offered only to insurance company separate accounts for the purpose of providing investment choices under their variable annuity and variable life contracts (the "Contracts") and to qualified pension and retirement plans.

PURCHASE AND REDEMPTION

The shares of the Portfolios and Funds are sold in a continuous offering. Net purchase payments under the Contracts are placed in one or more of the divisions of the insurance company separate account and are invested in the shares of the Funds corresponding to such divisions. Shares of the Portfolios and Funds are purchased and redeemed at net asset value without sales or redemption charges.

For each day on which a Portfolio's or Fund's net asset value is calculated, each separate account transmits to the Trust any orders to purchase or redeem shares of the Portfolio(s) and Fund(s) based on the purchase payments, redemption (surrender) requests and transfer requests from Contract owners, annuitants or beneficiaries which are priced as of that day. Purchases and redemptions are effected at the net asset value next-determined after receipt by the Trust of a properly completed purchase or redemption order.


All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemptions, if permitted under the 1940 Act, for any period during which the New York Stock Exchange is closed, when trading is restricted by the SEC, or when the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.



The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Portfolio or Fund, material compensation in the form of promotional material or educational meetings. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Portfolio or Fund shares may receive additional compensation or other incentives for selling Portfolio or Fund shares.


                               TAX CONSIDERATIONS

The tax consequences of your investment in the Trust depend upon the specific provisions of your Contract. For more tax information regarding your Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Funds and Portfolios and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.

Each Portfolio and Fund intends to qualify separately each year as a "regulated investment company" and, thus, does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Although the Trust intends that it and each Portfolio and Fund will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Fund incurring such liability will be adversely affected. In addition, Portfolios or Funds investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Portfolios or Funds.

Because the Trust serves as an investment vehicle for certain types of variable annuities and variable life contracts, each Portfolio or Fund also intends to meet the investment diversification requirements of subchapter L of the Code. Were any Portfolio or Fund to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed immediately on investment earnings and gains, including any accumulated earnings and gains, under their Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements. For additional tax information, see "Taxes" in the SAI.

Distributions of net investment income (i.e., all income other than capital gains) and of net realized capital gains on securities will be determined separately for each Portfolio and Fund. Dividends and distributions paid by a Fund or Portfolio will be automatically reinvested (at current net asset value) in additional full and fractional shares of that Portfolio or Fund. The Money Market Fund intends to distribute its net income as dividends for each day that net asset value is determined. Such dividends will be declared daily and paid monthly. Each of the Portfolios and the Funds other than the Money Market Fund will declare and pay dividends annually. All Portfolios and Funds will distribute any net realized capital gains annually. Distributions of any net short-term capital gains earned by a Portfolio or Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.


THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS OR FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS OR FUNDS.


                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Under unusual circumstances, the Money Market Fund may determine its NAV on days on which the New York Stock Exchange is not open for regular trading.

ADVISOR AND SUB-ADVISORS


The Portfolios and Funds are managed by WM Advisors, Inc., which is referred to as WM Advisors in this Prospectus. WM Advisors' address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Advisors has delegated portfolio management responsibilities in respect of the Growth and International Growth Funds to sub-advisors. Each Portfolio and Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of WM Advisors and the sub-advisors to the Funds indicated below. For more information, see the SAI.



WM Advisors has been in the business of investment management since 1944. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors, monitoring each Portfolio's or Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios and Funds. In connection with its service as investment advisor to each Portfolio and Fund, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may replace or remove any such sub-advisor if it deems such action to be in the best interests of a Portfolio or Fund and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's or Fund's assets. WM Advisors is a wholly owned indirect subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of WM Advisors, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:



CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071 ("Capital Guardian"), acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $146.1 billion as of December 31, 2003.



COLUMBIA MANAGEMENT ADVISORS, INC., 1301 Southwest Fifth Avenue, Portland, Oregon 97207 ("Columbia"), acts as one of three sub-advisors to the Growth Fund. Columbia's Portland based investment center has been in the investment management business since 1969. Columbia is a wholly owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, Massachusetts. For more than 30 years, Columbia's investment professionals have combined a top-down review of the environment with bottom-up research in order to construct portfolios designed to perform well in the current economy while adjusting for investment changes. Columbia serves a client base that includes institutions, public funds, commingled trust funds, retirement plans and private portfolios. As of December 31, 2003, Columbia and its affiliates had aggregate assets under management of approximately $136.8 billion.



JANUS CAPITAL MANAGEMENT LLC, 151 Detroit Street, Denver, Colorado 80206 ("Janus"), acts as one of three sub-advisors to the Growth Fund. Janus is a direct subsidiary of Janus Capital Group, Inc. ("JCG"), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31, 2003, Janus' assets under management were approximately $151.5 billion.



OPPENHEIMERFUNDS, INC., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10018 ("Oppenheimer"), acts as one of three sub-advisors to the Growth Fund. Oppenheimer has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $154.8 billion in assets as of December 31, 2003, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.


INDIVIDUAL FUND MANAGERS


WM Advisors' portfolio managers are compensated through a combination of base salary and incentive compensation. Incentive compensation is based on investment performance relative to a peer group of mutual funds and other measures of performance.



Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Strategist of WM Advisors, has led a team of investment professionals in managing the Portfolios since February 1999. Michael D. Meighan, CFA, Vice President and Portfolio Manager of WM Advisors, has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining WM Advisors, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for two years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was previously employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.



Stephen Q. Spencer, CFA, First Vice President, Head of Equity Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals that is responsible for the management of the Equity Funds that are not sub-advised. Mr. Spencer has had the primary responsibility for the day-to-day management of the

Growth & Income Fund since March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund since January 2000. Mr. Spencer has been employed by WM Advisors since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985.



Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Equity Income Fund since May 2001. He has been responsible for the day-to-day management of the REIT Fund since May 1, 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999, Vice President and Portfolio Manager of Parametric Portfolio Associates from 1994 to 1995 and Vice President and Portfolio Manager of Morgan Stanley Asset Management from 1988 to 1994.



Daniel R. Coleman, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Mid Cap Stock Fund since December 2001. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./ Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000.



Phillip M. Foreman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by WM Advisors since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.



Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Growth Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Ms. Olson has been employed by WM Advisors since 1997.



Gary J. Pokrzywinski, CFA, Senior Vice President, Head of Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals in managing the Fixed-Income Funds and is primarily responsible for the day-to-day management of the Income and High Yield Funds. He has managed these Funds since July 1992 and March 1998, respectively, and has been employed by WM Advisors since 1992.



David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Value Fund since May 2004. From 2001 to 2002, Mr. Simpson was Chief Investment Officer and Managing Director of Summit Capital Management, LLC. Prior to that, Mr. Simpson was Vice President and Senior Portfolio Manager of WM Advisors for eight years.



Craig V. Sosey, Vice President and Senior Portfolio Manager of WM Advisors, has been primarily responsible for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.



Capital Guardian has been a sub-advisor for the International Growth Fund since June 1999. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Arthur
J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin and non-U.S. equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. Mr. Sauvage is a Senior Vice President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director -- Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981.



Alexander S. Macmillan III, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Columbia. Mr. Macmillan, a Senior Vice President and Lead Portfolio Manager for Large Cap Growth, has been employed by Columbia since 1989.



E. Marc Pinto, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President of Janus, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the Large-cap Growth discipline.



Jane Putnam, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.

MANAGEMENT FEES


During their most recent fiscal years, each of the Portfolios and Funds paid management fees to WM Advisors at the following rates (not reflecting any expense waivers or reimbursements):**



                                                               Fees Paid as a Percentage
FUNDS                                                                of Net Assets
----------------------------------------------------------------------------------------
Flexible Income Portfolio...................................
Conservative Balanced Portfolio.............................
Balanced Portfolio..........................................
Conservative Growth Portfolio...............................
Strategic Growth Portfolio..................................
Equity Income Fund..........................................
Growth & Income Fund........................................
West Coast Equity Fund......................................
Mid Cap Stock Fund..........................................
Growth Fund.................................................
Small Cap Growth Fund.......................................
International Growth Fund...................................
Short Term Income Fund......................................
U.S. Government Securities Fund.............................
Income Fund.................................................
Money Market Fund...........................................


-------------------


 * Does not include underlying management fees that the Portfolios bear indirectly.


** Fees paid by the REIT Fund, Small Cap Value Fund and High Yield Fund are not disclosed because the Funds have not operated for a full fiscal year. As a percentage of net assets, the REIT Fund will pay 0.80% of the first $500 million, 0.75% of the next $1.5 billion, 0.70% of the next $1 billion and 0.65% thereafter. The Small Cap Value Fund will pay 0.85% of the first $3 billion and 0.80% thereafter. As a percentage of net assets, the High Yield Fund will pay 0.625% of the first $250 million and 0.50% thereafter.

FINANCIAL highlights


The financial highlights tables below and on the following pages are intended to help you understand the Portfolios' and Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolios' or Funds' operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or Fund (assuming reinvestment of all dividends and distributions), but do not reflect insurance-related charges and expenses which, if included, would have lowered the performance shown. The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Report, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.


FOR A CLASS 1 PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                      INCOME FROM INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                                 --------------------------------------------   ----------------------------------------------
                                                   NET REALIZED                                  DISTRIBUTIONS
              NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM       FROM
                BEGINNING OF     NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT   NET REALIZED        TOTAL
                   PERIOD            INCOME        INVESTMENTS     OPERATIONS     INCOME(14)     CAPITAL GAINS   DISTRIBUTIONS
              ----------------   --------------   --------------   ----------   --------------   -------------   -------------
FLEXIBLE
  INCOME
  PORTFOLIO
12/31/03           $                 $                $              $              $               $               $
12/31/02            12.23             0.41(4)          (0.15)          0.26          (0.08)         --               (0.08)
12/31/01            11.90             0.17(4)           0.40           0.57          (0.15)          (0.09)          (0.24)
12/31/00            11.86             0.58(4)           0.10           0.68          (0.58)          (0.06)          (0.64)
12/31/99            11.38             0.58(4)           0.41           0.99          (0.50)          (0.01)          (0.51)
12/31/98            10.23             0.48(4)           0.69           1.17          (0.02)         --               (0.02)


                 NET ASSET
                  VALUE,
               END OF PERIOD
              ---------------
FLEXIBLE
  INCOME
  PORTFOLIO
12/31/03          $
12/31/02           12.41
12/31/01           12.23
12/31/00           11.90
12/31/99           11.86
12/31/98           11.38


CONSERVATIVE
  BALANCED
  PORTFOLIO
12/31/03           $                 $                $              $              $               $               $
12/31/02            10.04             0.31(4)          (0.54)         (0.23)         (0.07)          (0.01)          (0.08)
12/31/01             9.90             0.13              0.10           0.23          (0.09)         --               (0.09)
12/31/00             9.90             0.49(4)          (0.00)(7)       0.49          (0.49)          (0.00)(7)       (0.49)
12/31/99            10.42             0.71(4)          (0.52)          0.19          (0.70)          (0.01)          (0.71)
12/31/98(11)        10.00             0.56(4)          (0.14)          0.42         --              --              --
12/31/97(11)        10.00           --                --              --            --              --              --

CONSERVATIVE
  BALANCED
  PORTFOLIO
12/31/03          $
12/31/02            9.73
12/31/01           10.04
12/31/00            9.90
12/31/99            9.90
12/31/98(11)       10.42
12/31/97(11)       10.00


BALANCED
  PORTFOLIO
12/31/03           $                 $                $              $              $               $               $
12/31/02            13.91             0.32(4)          (1.53)         (1.21)         (0.28)         --               (0.28)
12/31/01            14.50             0.17(4)          (0.15)          0.02          (0.25)          (0.36)          (0.61)
12/31/00            14.92             0.41(4)          (0.32)          0.09          (0.43)          (0.08)          (0.51)
12/31/99            12.20             0.34(4)           2.95           3.29          (0.48)          (0.09)          (0.57)
12/31/98            10.47             0.31(4)           1.49           1.80          (0.07)         --               (0.07)

BALANCED
  PORTFOLIO
12/31/03          $
12/31/02           12.42
12/31/01           13.91
12/31/00           14.50
12/31/99           14.92
12/31/98           12.20



                             See Notes on page 57.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ---------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF OPERATING
                                                                                                          EXPENSES TO AVERAGE
                                                                                                         NET ASSETS WITHOUT FEE
                                                                                                           WAIVERS, EXPENSES
                                                                                                         REIMBURSED AND/OR FEES
                       NET ASSETS,            RATIO OF                RATIO OF NET                         REDUCED BY CREDITS
                      END OF PERIOD      OPERATING EXPENSES       INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(1)    (IN 000'S)     TO AVERAGE NET ASSETS(3)     AVERAGE NET ASSETS    TURNOVER RATE      CUSTODIAN(2)(3)
    ---------------   -------------   -------------------------   --------------------   -------------   ----------------------
                        $
          2.14%          125,992                0.30%                     3.37%                9%                   0.30%
          4.84%           90,860                0.33%                     1.43%                1%                   0.33%
          5.79%           40,049                0.31%                     4.84%               14%                   0.31%
          8.58%           25,846                0.35%                     5.09%                4%                   0.41%
         11.75%            1,107                0.35%                     4.90%               78%                   1.51%



                       $
         (2.26)%         20,759                0.30%                     3.20%                9%                   0.41%
          2.40%          14,221                0.41%                     1.36%                2%                   0.53%
          5.03%           8,736                0.37%                     4.99%               67%                   0.44%
          1.88%           7,206                0.35%                     7.07%               17%                   0.59%
          4.23%             829                0.35%(6)                  7.39%(6)            61%                   5.37%(6)
          0.00%               0                0.35%(6)                  0.00%(6)            99%               7,567.04%(6)



                       $
         (8.78)%        334,605                0.29%                     2.52%               22%                   0.29%
          0.13%         354,082                0.28%                     1.22%                8%                   0.28%
          0.49%         305,399                0.29%                     2.76%               15%                   0.29%
         27.71%         170,527                0.35%                     2.70%               13%                   0.35%
         17.18%          11,161                0.35%                     2.79%               33%                   0.54%



                             See Notes on page 57.

FINANCIAL highlights
FOR A CLASS 1 PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                      INCOME FROM INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                                 --------------------------------------------   ----------------------------------------------
                                                   NET REALIZED                                  DISTRIBUTIONS
              NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM       FROM
                BEGINNING OF     NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT   NET REALIZED        TOTAL
                   PERIOD            INCOME        INVESTMENTS     OPERATIONS     INCOME(14)     CAPITAL GAINS   DISTRIBUTIONS
              ----------------   --------------   --------------   ----------   --------------   -------------   -------------
CONSERVATIVE
  GROWTH
  PORTFOLIO
12/31/03           $                 $                $              $              $               $               $
12/31/02            14.87             0.23(4)          (2.51)         (2.28)         (0.41)          (0.02)          (0.43)
12/31/01            16.46             0.17(4)          (0.72)         (0.55)         (0.61)          (0.43)          (1.04)
12/31/00            17.10             0.27(4)          (0.69)         (0.42)         (0.07)          (0.15)          (0.22)
12/31/99            12.54             0.12(4)           4.76           4.88          (0.16)          (0.16)          (0.32)
12/31/98            10.49             0.20(4)           1.89           2.09          (0.03)          (0.01)          (0.04)


                 NET ASSET
                  VALUE,
               END OF PERIOD
              ---------------
CONSERVATIVE
  GROWTH
  PORTFOLIO
12/31/03          $
12/31/02           12.16
12/31/01           14.87
12/31/00           16.46
12/31/99           17.10
12/31/98           12.54


STRATEGIC
  GROWTH
  PORTFOLIO
12/31/03           $                  $               $              $              $               $               $
12/31/02            16.45             0.15(4)          (3.47)         (3.32)         (0.54)          (0.04)          (0.58)
12/31/01            18.61             0.16(4)          (1.27)         (1.11)         (0.57)          (0.48)          (1.05)
12/31/00            19.59             0.13(4)          (0.84)         (0.71)         (0.11)          (0.16)          (0.27)
12/31/99            13.46             0.05(4)           6.35           6.40          (0.16)          (0.11)          (0.27)
12/31/98            10.70             0.17(4)           2.63           2.80          (0.03)          (0.01)          (0.04)

STRATEGIC
  GROWTH
  PORTFOLIO
12/31/03          $
12/31/02           12.55
12/31/01           16.45
12/31/00           18.61
12/31/99           19.59
12/31/98           13.46



                             See Notes on page 57.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ---------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF OPERATING
                                                                                                          EXPENSES TO AVERAGE
                                                                                                         NET ASSETS WITHOUT FEE
                                                                                                           WAIVERS, EXPENSES
                                                                                                         REIMBURSED AND/OR FEES
                       NET ASSETS,            RATIO OF                RATIO OF NET                         REDUCED BY CREDITS
                      END OF PERIOD      OPERATING EXPENSES       INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(1)    (IN 000'S)     TO AVERAGE NET ASSETS(3)     AVERAGE NET ASSETS    TURNOVER RATE      CUSTODIAN(2)(3)
    ---------------   -------------   -------------------------   --------------------   -------------   ----------------------

                        $
        (15.52)%         229,564                0.29%                     1.77%               19%                 0.29%
         (3.56)%         309,608                0.28%                     1.11%                7%                 0.28%
         (2.49)%         293,442                0.28%                     1.59%               13%                 0.28%
         39.36%          155,790                0.35%                     0.85%               12%                 0.36%
         19.91%           10,072                0.35%                     1.79%               35%                 0.57%




                       $
        (20.53)%         73,936                0.32%                     1.06%               16%                 0.32%
         (6.25)%         97,401                0.31%                     0.95%                5%                 0.31%
         (3.73)%         98,431                0.30%                     0.67%               12%                 0.30%
         47.95%          35,500                0.35%                     0.35%                7%                 0.43%
         26.19%           4,949                0.35%                     1.42%               39%                 0.80%



                             See Notes on page 57.

FINANCIAL highlights
FOR A CLASS 1 FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                      INCOME FROM INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                                 --------------------------------------------   ----------------------------------------------
                                                   NET REALIZED                                  DISTRIBUTIONS
              NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM       FROM
                BEGINNING OF     NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT   NET REALIZED        TOTAL
                   PERIOD            INCOME        INVESTMENTS     OPERATIONS       INCOME       CAPITAL GAINS   DISTRIBUTIONS
              ----------------   --------------   --------------   ----------   --------------   -------------   -------------
REIT FUND
12/31/03           $                  $               $              $              $               $               $


                 NET ASSET
                  VALUE,
               END OF PERIOD
              ---------------
REIT FUND
12/31/03          $


EQUITY
  INCOME
  FUND
12/31/03           $                  $               $              $              $               $               $
12/31/02            12.87             0.36(4)          (1.95)         (1.59)         (0.25)          (0.02)          (0.27)
12/31/01            12.11             0.42(4)(12)       0.54(12)       0.96          (0.12)          (0.08)          (0.20)
12/31/00            10.50             0.36(4)           1.42           1.78          (0.17)         --               (0.17)
12/31/99            10.27             0.33(4)          (0.07)(5)       0.26          (0.03)         --               (0.03)
12/31/98(8)         10.00             0.16(4)           0.14           0.30          (0.03)         --               (0.03)

EQUITY
  INCOME
  FUND
12/31/03          $
12/31/02           11.01
12/31/01           12.87
12/31/00           12.11
12/31/99           10.50
12/31/98(8)        10.27


GROWTH &
  INCOME
  FUND
12/31/03           $                  $               $              $              $               $               $
12/31/02            17.18             0.15(4)          (3.77)         (3.62)         (0.11)         --               (0.11)
12/31/01            18.23             0.09             (0.70)         (0.61)         (0.06)          (0.38)          (0.44)
12/31/00            18.58             0.07(4)           0.37           0.44          (0.04)          (0.75)          (0.79)
12/31/99            16.97             0.06(4)           2.93           2.99          (0.04)          (1.34)          (1.38)
12/31/98            16.92             0.06              2.97           3.03          (0.09)          (2.89)          (2.98)

GROWTH &
  INCOME
  FUND
12/31/03          $
12/31/02           13.45
12/31/01           17.18
12/31/00           18.23
12/31/99           18.58
12/31/98           16.97


WEST COAST
  EQUITY
  FUND
12/31/03           $                  $               $              $              $               $               $
12/31/02            16.70             0.06(4)          (3.79)         (3.73)         (0.08)          (0.20)          (0.28)
12/31/01            16.01             0.10(4)           1.03           1.13          (0.09)          (0.35)          (0.44)
12/31/00            15.14             0.13(4)           0.84           0.97         --               (0.10)          (0.10)
12/31/99            10.94            (0.00)(7)          4.37           4.37          (0.00)(7)       (0.17)          (0.17)
12/31/98(8)         10.00             0.00(4)(7)        0.94           0.94         --              --              --

WEST COAST
  EQUITY
  FUND
12/31/03          $
12/31/02           12.69
12/31/01           16.70
12/31/00           16.01
12/31/99           15.14
12/31/98(8)        10.94


MID CAP
  STOCK FUND
12/31/03           $                  $               $              $              $               $               $
12/31/02            13.14             0.04(4)          (1.36)         (1.32)         (0.03)          (0.30)          (0.33)
12/31/01            11.74             0.03(4)           1.38           1.41          (0.01)         --               (0.01)
12/31/00(9)         10.00(9)          0.01(4)           1.73           1.74         --              --              --

MID CAP
  STOCK FUND
12/31/03          $
12/31/02           11.49
12/31/01           13.14
12/31/00(9)        11.74



                             See Notes on page 57.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ---------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF OPERATING
                                                                                                          EXPENSES TO AVERAGE
                                                                                                         NET ASSETS WITHOUT FEE
                                                                                                           WAIVERS, EXPENSES
                                                                                                         REIMBURSED AND/OR FEES
                       NET ASSETS,            RATIO OF                RATIO OF NET                         REDUCED BY CREDITS
                      END OF PERIOD      OPERATING EXPENSES       INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(1)    (IN 000'S)     TO AVERAGE NET ASSETS(4)     AVERAGE NET ASSETS    TURNOVER RATE        CUSTODIAN(2)
    ---------------   -------------   -------------------------   --------------------   -------------   ----------------------

                        $




                       $
        (12.51)%        112,304                0.70%                     3.04%               16%                 0.70%
          7.92%          97,982                0.70%                     3.29%(12)           15%                 0.70%
         17.19%          46,744                0.98%                     3.31%               40%                 0.99%
          2.49%          11,797                1.17%                     3.22%               25%                 1.19%
          3.02%           2,586                1.50%(6)                  2.26%(6)            28%                 2.49%(6)




                       $
        (21.16)%        209,337                  81%                     1.01%               20%                 0.81%
         (3.51)%        319,171                0.78%                     0.54%               25%                 0.78%
          2.36%         309,992                0.97%                     0.39%               31%                 0.97%
         18.11%         205,960                1.05%                     0.34%               38%                 1.05%
         18.98%         125,295                1.06%                     0.37%               78%                 1.06%




                       $
        (22.55)%         68,227                0.71%                     0.42%               20%                 0.71%
          6.88%          83,835                0.70%                     0.59%               19%                 0.70%
          6.30%          71,307                0.91%                     0.76%               33%                 0.91%
         40.37%          20,429                1.27%                    (0.02)%              36%                 1.28%
          9.40%           2,313                1.50%(6)                  0.03%(6)            28%                 2.76%(6)




                       $
        (10.35)%         63,119                0.84%                     0.32%               28%                 0.84%
         11.99%          17,988                0.82%                     0.21%               30%                 0.82%
         17.40%          56,717                1.04%(6)                  0.14(6)             13%                 1.04%



                             See Notes on page 57.

FINANCIAL highlights
FOR A CLASS 1 FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                       INCOME FROM INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                                  --------------------------------------------   ----------------------------------------------
                                                    NET REALIZED                                  DISTRIBUTIONS
               NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM       FROM
                 BEGINNING OF     NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT   NET REALIZED        TOTAL
                    PERIOD            INCOME        INVESTMENTS     OPERATIONS       INCOME       CAPITAL GAINS   DISTRIBUTIONS
               ----------------   --------------   --------------   ----------   --------------   -------------   -------------
GROWTH FUND
12/31/03            $                 $                $              $              $               $               $
12/31/02             13.51             (0.01)(4)        (4.18)         (4.19)        --              --              --
12/31/01             22.99              0.02(4)         (6.24)         (6.22)         (0.37)          (2.89)          (3.26)
12/31/00             38.54             (0.03)(4)        (6.61)         (6.64)         (0.02)          (8.89)          (8.91)
12/31/99             22.36             (0.19)           19.89          19.70         --               (3.52)          (3.52)
12/31/98             15.41             (0.09)            8.81           8.72          (0.07)          (1.70)          (1.77)


                  NET ASSET
                   VALUE,
                END OF PERIOD
               ---------------
GROWTH FUND
12/31/03           $
12/31/02             9.32
12/31/01            13.51
12/31/00            22.99
12/31/99            38.54
12/31/98            22.36


SMALL CAP
  STOCK FUND
12/31/03            $                 $                $              $              $               $               $
12/31/02             11.37             (0.02)(4)        (5.27)         (5.29)        --               (0.59)          (0.59)
12/31/01             16.03             (0.06)(4)        (1.69)         (1.75)        --               (2.91)          (2.91)
12/31/00             19.13             (0.10)           (1.65)         (1.75)        --               (1.35)          (1.35)
12/31/99             14.59             (0.10)(4)         8.07           7.97         --               (3.43)          (3.43)
12/31/98             15.63             (0.07)            1.21           1.14         --               (2.18)          (2.18)

SMALL CAP
  STOCK FUND
12/31/03           $
12/31/02             5.49
12/31/01            11.37
12/31/00            16.03
12/31/99            19.13
12/31/98            14.59


INTERNATIONAL
  GROWTH FUND
12/31/03            $                 $                $              $              $               $               $
12/31/02             10.21              0.04(4)         (1.63)         (1.59)         (0.11)         --               (0.11)
12/31/01             13.65              0.04            (2.39)         (2.35)         (0.09)          (1.00)          (1.09)
12/31/00             17.63              0.02(4)         (3.42)         (3.40)         (0.43)          (0.15)          (0.58)
12/31/99             11.61              0.12             5.91           6.03          (0.01)         --               (0.01)
12/31/98             12.26              0.07(4)          0.64           0.71          (0.72)          (0.64)          (1.36)

INTERNATIONAL
  GROWTH FUND
12/31/03           $
12/31/02             8.51
12/31/01            10.21
12/31/00            13.65
12/31/99            17.63
12/31/98            11.61


SHORT TERM
  INCOME FUND
12/31/03            $                 $                $              $              $               $               $
12/31/02              2.60              0.14(4)          0.02           0.16          (0.11)         --               (0.11)
12/31/01              2.44              0.15(4)(12)       0.05(12)      0.20          (0.04)         --               (0.04)
12/31/00              2.39              0.14             0.05           0.19          (0.14)         --               (0.14)
12/31/99              2.44              0.12            (0.05)          0.07          (0.12)         --               (0.12)
12/31/98              2.43              0.12             0.01           0.13          (0.12)         --               (0.12)

SHORT TERM
  INCOME FUND
12/31/03           $
12/31/02             2.65
12/31/01             2.60
12/31/00             2.44
12/31/99             2.39
12/31/98             2.44



                             See Notes on page 57.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      ---------------------------------------------------------------------------------------------------------
                                                                                                           RATIO OF OPERATING
                                                                                                          EXPENSES TO AVERAGE
                                                                                                         NET ASSETS WITHOUT FEE
                                                                                                           WAIVERS, EXPENSES
                                                                                                         REIMBURSED AND/OR FEES
                       NET ASSETS,            RATIO OF                RATIO OF NET                         REDUCED BY CREDITS
                      END OF PERIOD      OPERATING EXPENSES       INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(1)    (IN 000'S)     TO AVERAGE NET ASSETS(4)     AVERAGE NET ASSETS    TURNOVER RATE        CUSTODIAN(2)
    ---------------   -------------   -------------------------   --------------------   -------------   ----------------------

                        $
        (31.01)%(13)     135,422                1.00%                    (0.05)%              171%                1.00%
        (29.05)%         167,483                0.94%                     0.11%                92%                0.94%
        (22.04)%         306,551                1.10%                    (0.10)%               83%                1.11%
         97.09%          369,952                1.15%                    (0.78)%              129%                1.15%
         59.04%          162,967                1.16%                    (0.55)%              112%                1.17%




                       $
        (47.15)%         39,476                1.00%                    (0.31)%               29%                1.00%
        (12.73)%         73,367                0.95%                    (0.44)%               46%                0.95%
        (10.58)%         82,288                1.11%                    (0.61)%               49%                1.11%
         71.09%          53,616                1.19%                    (0.75)%               52%                1.19%
          8.09%          44,380                1.19%                    (0.48)%              108%                1.20%




                       $
        (15.71)%         50,265                1.26%                     0.49%                30%                1.26%
        (17.78)%         49,178                1.19%                     0.33%                34%                1.19%
        (19.84)%         67,227                1.31%                     0.11%                40%                1.31%
         51.96%          86,632                1.39%                     0.87%               161%                1.40%
          5.20%          60,360                1.36%                     0.61%               118%                1.48%




                       $
          6.26%          41,592                0.62%                     5.42%                41%                0.62%
          8.15%          50,343                0.60%                     5.77%(12)            44%                0.60%
          8.23%          43,479                0.80%                     5.66%                17%                0.81%
          2.89%          53,144                0.80%                     5.26%                42%                0.81%
          5.28%          37,399                0.85%                     5.45%                27%                0.89%



                             See Notes on page 57.

FINANCIAL highlights
FOR A CLASS 1 FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                  INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                             --------------------------------------------   --------------------------------
                                               NET REALIZED
          NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM      NET ASSET
            BEGINNING OF     NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT       VALUE,
                YEAR             INCOME        INVESTMENTS     OPERATIONS       INCOME        END OF PERIOD
          ----------------   --------------   --------------   ----------   --------------   ---------------
U.S. GOVERNMENT SECURITIES FUND
12/31/03       $
12/31/02        10.55            $ 0.59(4)        $ 0.33         $ 0.92         $(0.42)          $11.05
12/31/01         9.93              0.61(4)(12)       0.16(12)      0.77          (0.15)           10.55
12/31/00         9.62              0.62(4)          0.29           0.91          (0.60)            9.93
12/31/99        10.11              0.54            (0.49)          0.05          (0.54)            9.62
12/31/98        10.04              0.63             0.06           0.69          (0.62)           10.11



INCOME FUND
12/31/03       $
12/31/02        10.31            $ 0.69(4)        $ 0.27         $ 0.96         $(0.48)          $10.79
12/31/01         9.70              0.67(4)(12)       0.11(12)      0.78          (0.17)           10.31
12/31/00         9.35              0.65(4)          0.30           0.95          (0.60)            9.70
12/31/99        10.24              0.67            (0.89)         (0.22)         (0.67)            9.35
12/31/98        10.19              0.70             0.04           0.74          (0.69)           10.24



MONEY MARKET FUND
12/31/03       $
12/31/02         1.00            $0.014(4)       $--             $0.014        $(0.014)          $ 1.00
12/31/01         1.00             0.036           (0.000)(10)     0.036         (0.036)            1.00
12/31/00         1.00             0.056           --              0.056         (0.056)            1.00
12/31/99         1.00             0.045           (0.000)(10)     0.045         (0.045)            1.00
12/31/98         1.00             0.049           (0.000)(10)     0.049         (0.049)            1.00



                             See Notes on page 57.

                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                      --------------------------------------------------------------------------------

                       NET ASSETS,            RATIO OF                RATIO OF NET
                      END OF PERIOD      OPERATING EXPENSES       INVESTMENT INCOME TO     PORTFOLIO
    TOTAL RETURN(1)    (IN 000'S)     TO AVERAGE NET ASSETS(4)     AVERAGE NET ASSETS    TURNOVER RATE
    ---------------   -------------   -------------------------   --------------------   -------------

                        $
          8.87%          173,770                0.56%                     5.45%               41%
          7.79%          136,904                0.56%                     5.89%(12)           31%
          9.73%          108,848                0.76%                     6.35%               10%
          0.51%           80,015                0.83%                     6.02%               15%
          7.03%           41,914                0.89%                     5.85%               22%

     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
     -----------------------------------------------
       RATIO OF OPERATING
      EXPENSES TO AVERAGE
     NET ASSETS WITHOUT FEE
       WAIVERS, EXPENSES
     REIMBURSED AND/OR FEES     RATIO OF OPERATING
       REDUCED BY CREDITS      EXPENSES TO AVERAGE
         ALLOWED BY THE        NET ASSETS INCLUDING
           CUSTODIAN           INTEREST EXPENSE(2)
     ----------------------   ----------------------
              0.56%                    0.56%
              0.56%                    0.56%
              0.76%                    0.76%
              0.83%                    0.83%
              1.03%                    1.02%



                       $
         9.61%          179,844                0.56%                     6.64%               21%                 0.56%
         8.08%          154,826                0.55%                     6.69%(12)           33%                 0.55%
        10.45%          127,505                0.74%                     6.81%                2%                 0.75%
        (2.16)%          55,556                0.85%                     6.84%               12%                 0.85%
         7.45%           49,654                0.96%                     6.69%                4%                 0.96%

              0.56%
              0.55%
              0.74%
              0.85%
              0.96%



                       $
         1.39%           33,766                0.57%                     1.32%            --                     0.57%
         3.68%           28,563                0.62%                     3.41%            --                     0.62%
         5.79%           18,265                0.76%                     5.57%            --                     0.78%
         4.56%           31,105                0.71%                     4.47%            --                     0.78%
         5.01%           31,862                0.65%                     4.90%            --                     0.81%

              0.57%
              0.62%
              0.76%
              0.71%
              0.65%



                             See Notes on page 57.

FINANCIAL highlights
NOTES TO FINANCIAL HIGHLIGHTS


 (1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.

 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (3) The Portfolio will indirectly bear its prorated share of expenses of the underlying Funds.
 (4) Per share numbers have been calculated using the average shares method.
 (5) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio/Fund shares.
 (6) Annualized.
 (7) Amount represents less than $0.01 per share.
 (8) The Equity Income Fund and the West Coast Equity Fund commenced operations on April 28, 1998.
 (9) The Mid Cap Stock Fund commenced operations on May 1, 2000.
(10) Amount represents less than $0.001 per share.
(11) The Conservative Balanced Portfolio commenced operations on October 22, 1997, ceased operations on November 4, 1997, and re-commenced operations on April 23, 1998.
(12) The Trust has adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001. The effect of the changes for the year ended December 31, 2001 on the investment income per share, net realized and unrealized gain/(loss) per share and the ratio of net investment income to average net assets is as follows:

                                                                                         INCREASE
                                                                      (DECREASE)       NET REALIZED      (DECREASE)
                                                                    NET INVESTMENT    AND UNREALIZED    RATIO OF NET
                                                                        INCOME         GAIN/(LOSS)      INVESTMENT IN
                              NAME OF FUND                            PER SHARE         PER SHARE        AVERAGE NET
                              ------------                          --------------    --------------    -------------
      Equity Income Fund..........................................      $ 0.00*           $ 0.00*           (0.00)%
      Short Term Income Fund......................................      $ 0.00*           $ 0.00*           (0.06)%
      U.S. Government Securities Fund.............................       (0.01)             0.01            (0.17)%
      Income Fund.................................................       (0.01)             0.01            (0.04)%

-------------------

     * Amount represents less than $0.01 per share.

(13) In 2002, 0.60% of Growth Funds total return consisted of voluntary reimbursements by a related party. Excluding reimbursements, the total return would have been (31.61)%.

(14) Includes dividends paid from the short-term portion of capital gain distributions received from the underlying Funds.

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:


+ Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of the highest quality and high quality, respectively. Together, they compose what is generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


+ A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:


+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.


+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.


+ BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economical and financial conditions.



+ D -- Bonds rated D are in payment default, meaning payment of interest and/or repayment of principal is in arrears.

   DESCRIPTION OF FITCH CORPORATE BOND RATINGS:

   Investment Grade

+ AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

+ AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

+ A -- High credit quality.  A ratings denote a low expectation of credit risk.
  The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


+ BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


   Speculative Grade

+ BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

+ B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

+ CCC, CC, and C -- High default risk.  Default risk is a real possibility.
  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

+ DDD, DD, and D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicated potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%.

   Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

FOR MORE INFORMATION ABOUT THE WM VARIABLE TRUST


The Trust's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Portfolios and Funds. The SAI and the Independent Auditor's Report, along with the financial statements, included in the Trust's most recent Annual Reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Trust's Annual Report discusses the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the Trust, or make shareholder inquiries, by contacting your financial advisor, by calling toll-free 1-800-222-5852, or by visiting www.wmgroupoffunds.com.



You may review and copy information about the Trust, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to file number 811-07462.

                      WM VARIABLE TRUST
                          Prospectus
                                  MAY 1, 2004
--------------------------------------------------------------------------------
STRATEGIC ASSET MANAGEMENT PORTFOLIOS

+ Flexible Income Portfolio
-------------------------------------------------------
+ Conservative Balanced Portfolio
-------------------------------------------------------
+ Balanced Portfolio
-------------------------------------------------------
+ Conservative Growth Portfolio
-------------------------------------------------------
+ Strategic Growth Portfolio
-------------------------------------------------------

                                        EQUITY FUNDS

                                        + REIT Fund
                                        ----------------------------------------
                                        + Equity Income Fund
                                        ----------------------------------------
                                        + Small Cap Value Fund
                                        ----------------------------------------
                                        + Growth & Income Fund
                                        ----------------------------------------
                                        + West Coast Equity Fund
                                        ----------------------------------------
                                        + Mid Cap Stock Fund
                                        ----------------------------------------
                                        + Growth Fund
                                        ----------------------------------------
                                        + Small Cap Growth Fund (formerly the
                                          Small Cap Stock Fund)
                                        ----------------------------------------
                                        + International Growth Fund
                                        ----------------------------------------

FIXED-INCOME FUNDS

+ Short Term Income Fund
-------------------------------------------------------
+ U.S. Government Securities Fund
-------------------------------------------------------
+ Income Fund
-------------------------------------------------------
+ High Yield Fund
------------------------------------------------------------------
+ Money Market Fund
-------------------------------------------------------

--------------------------------------------------------------------------------

This Prospectus describes Class 2 shares ("shares") of the Portfolios and Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a crime.

                             WM   VARIABLE   TRUST

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                  PAGE
Risk/Return Summary                                 2
  Strategic Asset Management Portfolios
  Equity Funds                                      9
  Fixed-Income Funds
  Summary of Principal Risks                       22
Fees and Expenses of the Portfolios and Funds      27
Description of the Portfolios and Funds            29
  Strategic Asset Management Portfolios            29
  Equity Funds                                     30
  Fixed-Income Funds                               32
  Common Investment Practices                      34
How To Invest in the Portfolios and Funds          41
Tax Considerations                                 42
Organization                                       43
  How NAV is Determined                            43
  Advisor and Sub-Advisors                         43
  Individual Fund Managers                         44
  Management Fees                                  46
Financial Highlights                               47
Appendix A                                         54

                              RISK/RETURN SUMMARY


The WM Variable Trust (the "Trust") provides a broad range of investment choices, including asset allocation strategies available through the Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (the "Portfolios"). This summary identifies the investment objective, principal investment strategies, and principal risks of each Portfolio and Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Portfolios and Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Portfolios and Funds, please see the Statement of Additional Information (the "SAI").



The principal investment strategies identified in this summary provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors, Inc. ("WM Advisors") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, and the credit quality of individual issuers.



The discussion of each Portfolio's and Fund's principal investment strategies includes some of the principal risks of investing in such a Portfolio or Fund. You can find additional information about each Portfolio and Fund, including a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, under "Summary of Principal Risks." Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios and Funds, and the related risks, before you invest.



Below the description of each Portfolio or Fund (other than Funds that have not been in operation for a full calendar year as of the date of this Prospectus) is a bar chart showing how the investment returns of Class 2 shares have varied over the period the Portfolio or Fund has offered Class 2 Shares. The bar chart is intended to provide some indication of the volatility of the Portfolio's or Fund's return. The performance table following each bar chart shows how average annual total returns of the Portfolio or Fund compare to returns of a broad-based securities market index for the same period. Performance shown does not reflect any insurance-related charges or expenses. If insurance-related charges or expenses had been included, the performance shown would have been lower. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.



There can be no assurance that any Portfolio or Fund will achieve its objective. It is possible to lose money by investing in the Portfolios and Funds. An investment in a Portfolio or Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth and Small Cap Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                               YEARLY performance
[Flexible Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             1.89
2003


During the periods shown above, the highest quarterly return was 3.86% (for the quarter ended 12/31/02), and the lowest was -1.24% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE

-----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                          ONE YEAR      (11/6/01)
-----------------------------------------------------------------------------------------
 PORTFOLIO SHARES
-----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX*
-----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK**
-----------------------------------------------------------------------------------------

 * This index is intended to represent the U.S. fixed-income market as a whole. ** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 20% in the Standard & Poor's ("S&P") 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 80% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                        CONSERVATIVE BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and between 20% and 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each of the Funds it invests in and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.

                               YEARLY performance
[Conservative Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             -2.47
2003


During the periods shown above, the highest quarterly return was 4.86% (for the quarter ended 12/31/02), and the lowest was -4.44% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE*



----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES
----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX*
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK**
----------------------------------------------------------------------------------------



  * The Portfolio's performance through December 31, 2003 has benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.


 ** This index is intended to represent the U.S. fixed-income market as a whole.
*** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 40% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 60% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                               BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.


The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.

                               YEARLY performance
[Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             -9.00
2003


During the periods shown above, the highest quarterly return was 5.99% (for the quarter ended 12/31/02), and the lowest was -8.53% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES
----------------------------------------------------------------------------------------
 S&P 500 INDEX*
----------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX*
----------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX**
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK***
----------------------------------------------------------------------------------------



   * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.


  ** This index is intended to represent the U.S. fixed-income market as a whole.


 *** This index is intended to measure the performance of the 3000 largest U.S.
     companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.


**** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 60% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 40% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio
--------------------------------------------------------------------------------


OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.


The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.



                      YEARLY performance
[Conservative Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -15.72
2003


During the periods shown above, the highest quarterly return was 7.06% (for the quarter ended 12/31/02), and the lowest was -12.71% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES
----------------------------------------------------------------------------------------
 S&P 500 INDEX*
----------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK**
----------------------------------------------------------------------------------------



 * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.


** The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 80% in the S&P 500 Index (an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market) and 20% in the Lehman Brothers Aggregate Bond Index (an index that is intended to represent the U.S. fixed-income market as a whole).

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth and a corresponding level of principal risk.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.


The Portfolio may invest up to 25% of its assets in each of the Short Term Income, High Yield and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds.



The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.



The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the foregoing paragraph, including derivatives risk, as well as portfolio risk.


                               YEARLY performance

[Strategic Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -20.59
2003                                                                              0.00


During the periods shown above, the highest quarterly return was 8.20% (for the quarter ended 12/31/02), and the lowest was -16.26% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 PORTFOLIO SHARES
----------------------------------------------------------------------------------------
 S&P 500 INDEX*
----------------------------------------------------------------------------------------



* This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                                   REIT fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a high level of current income and intermediate- to long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES or fixed-income securities of issuers that are principally engaged in the U.S. real estate or related industries. The Fund's investments may also include CONVERTIBLE SECURITIES, MORTGAGE-BACKED SECURITIES, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITARY RECEIPTS (ADRs) and EUROPEAN DEPOSITARY RECEIPTS (EDRs), REPURCHASE AGREEMENTS and ZERO-COUPON BONDS.


WM Advisors seeks investments for the Fund that represent a variety of sectors in the real estate industry. In selecting investments for the Fund, WM Advisors looks for high-quality REITs at attractive values that have fundamental indicators of dividend growth potential, capital appreciation, a strong financial position, low tenant concentration, and solid management demonstrating consistency in adding value and generating cash flow.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Real Estate Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

NO PERFORMANCE INFORMATION FOR THE REIT FUND IS AVAILABLE BECAUSE THE FUND HAD NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR AS OF TO THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                               EQUITY INCOME fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, ADRs AND EDRs, MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REIT SECURITIES.


In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Real Estate Risk

- Derivatives Risk
- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[Equity Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -12.67
2003                                                                              0.00


During the periods shown above, the highest quarterly return was 7.53% (for the quarter ended 12/31/02), and the lowest was -14.69% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE


-----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                          ONE YEAR      (5/1/01)
-----------------------------------------------------------------------------------------
 FUND SHARES
-----------------------------------------------------------------------------------------
 S&P 500 INDEX
-----------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX**
-----------------------------------------------------------------------------------------



 * This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.


** This index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index.

--------------------------------------------------------------------------------
                              SMALL CAP VALUE fund
--------------------------------------------------------------------------------

OBJECTIVE  The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund will be primarily invested in publicly traded small-cap equity securities. The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index.

In selecting investments for the Fund, WM Advisors uses a value approach that focuses on securities of companies that WM Advisors believes are trading at a meaningful discount from the value of the companies' assets and ongoing operations. WM Advisors generally uses a long-term investment orientation and will sell a security when it determines that the full value of the business entity is reflected in the security's price. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Real Estate Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE SMALL CAP VALUE FUND BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Real Estate Risk

- Derivatives Risk
- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[Growth & Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -21.33
2003                                                                              0.00


During the periods shown above, the highest quarterly return was 8.31% (for the quarter ended 12/31/02), and the lowest was -16.57% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 S&P 500 INDEX*
----------------------------------------------------------------------------------------

* This is an index of 500 industrial, transportation utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                             WEST COAST EQUITY fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The Fund's investments may include REIT SECURITIES.

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Geographic Concentration Risk

- Real Estate Risk

- Derivatives Risk
- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[West Coast Equity Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -22.67
2003                                                                              0.00


During the periods shown above, the highest quarterly return was 7.74% (for the quarter ended 12/31/02), and the lowest was -20.59% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX*
----------------------------------------------------------------------------------------

* This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long-term.


In determining whether securities should be sold, WM Advisors considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk


- Management Risk



- Smaller Company Risk

- Real Estate Risk

- Derivatives Risk

- Liquidity Risk

                               YEARLY performance
[Mid Cap Stock Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -10.54
2003                                                                              0.00


During the periods shown above, the highest quarterly return was 6.41% (for the quarter ended 12/31/02), and the lowest was -13.56% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (5/1/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX*
----------------------------------------------------------------------------------------

* This is an unmanaged index of the common stocks of 400 mid-size U.S. companies selected on the basis of market capitalization, liquidity and industry representation.

--------------------------------------------------------------------------------
                                  GROWTH fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or a sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's three sub-advisors look for individual companies that they believe have exceptional potential for growth, regardless of economic conditions. WM Advisors will determine the proportion of the Fund's assets to be managed by each sub-advisor. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -31.16
2003


During the periods shown above, the highest quarterly return was 7.27% (for the quarter ended 12/31/02), and the lowest was -17.09% (for the quarter ended 6/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE


-------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR       (11/6/01)
-------------------------------------------------------------------------------------------
 FUND SHARES
-------------------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX*
-------------------------------------------------------------------------------------------



* This index represents the performance of those companies in the Russell 1000 Index (the 1,000 largest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------
                             SMALL CAP GROWTH fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund (formerly the "Small Cap Stock Fund") seeks to provide long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index.


In selecting investments for the Fund, WM Advisors looks for individual companies that it believes offer potential for organic growth. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on broad analysis of a particular sector or market trend. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the Russell 2000 Index.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[Small Cap Stock Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -47.28
2003


During the periods shown above, the highest quarterly return was 13.49% (for the quarter ended 12/31/02), and the lowest was -30.52% (for the quarter ended 6/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (5/1/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX*
----------------------------------------------------------------------------------------

 * This index measures the performance of those companies in the Russell 2000 Index (the 2,000 smallest companies included in the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values.

--------------------------------------------------------------------------------
                           INTERNATIONAL GROWTH fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives), such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.


In selecting investments for the Fund, Capital Guardian Trust Company ("Capital Guardian"), the Fund's sub-advisor, seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in which decisions are based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                               YEARLY performance
[International Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                            -15.91
2003                                                                                 0


During the periods shown above, the highest quarterly return was 9.13% (for the quarter ended 12/31/02), and the lowest was -20.77% (for the quarter ended 9/30/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.



                               PERFORMANCE TABLE


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX*
----------------------------------------------------------------------------------------


* This index includes stock markets of Europe, Australasia and the Far East weighted by capitalization and represents the equity markets of 21 countries.

--------------------------------------------------------------------------------
                             SHORT TERM INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high quality, short-term bonds and other FIXED-INCOME SECURITIES that are rated in the top four categories by a nationally recognized statistical rating organization ("NRSRO") or are of comparable quality ("investment grade"). Under normal circumstances, the Fund maintains a dollar-weighted average duration of three years or less.



The Fund's investments may include corporate securities, U.S. and FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS and MORTGAGE-BACKED and ASSET-BACKED SECURITIES.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

                               YEARLY performance
[Short Term Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             5.86
2003                                                                             0.00


During the periods shown above, the highest quarterly return was 2.65% (for the quarter ended 6/30/02), and the lowest was 0.00% (for the quarter ended 3/31/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 CITIGROUP BROAD INVESTMENT-GRADE CREDIT 1-3 YEARS INDEX*
----------------------------------------------------------------------------------------


 * This index measures the performance of bonds including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities with maturities between 1 and 3 years.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a high level of current income, consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS  The Fund invests primarily in
U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which may involve leverage.


The Fund invests without limit in obligations of U.S. government agencies or instrumentalities that are not backed by the full faith and credit of the U.S. government, but only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) or by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk


                              YEARLY performance*

[U.S. Government Securities Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             8.57
2003

During the period shown above, the highest quarterly return was 3.51% (for the quarter ended 9/30/02), and the lowest was 0.47% (for the quarter ended 3/31/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE*



----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 CITIGROUP MORTGAGE INDEX**
----------------------------------------------------------------------------------------



 * On March 1, 2004, the investment policies of the Fund were modified. As a result, the Fund's performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.



** This index represents the mortgage-backed securities component of Citigroup's
   Broad Investment-Grade Bond Index, and it consists of 30- and 15-year agency-issued (GNMA, FNMA, and FHLMC) pass-through securities as well as FNMA and FHLMC balloon mortgages.

--------------------------------------------------------------------------------
                                  INCOME fund
--------------------------------------------------------------------------------


OBJECTIVE This Fund seeks to provide a high level of current income consistent with preservation of capital.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in BELOW-INVESTMENT-GRADE SECURITIES (sometimes called "junk bonds"). The Fund may also invest in convertible securities.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

                               YEARLY performance
[Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             9.40
2003


During the periods shown above, the highest quarterly return was 3.16% (for the quarters ended 9/30/02 and 12/31/02), and the lowest was 0.39% (for the quarter ended 3/31/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.


                               PERFORMANCE TABLE


----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 CITIGROUP BROAD INVESTMENT-GRADE BOND INDEX*
----------------------------------------------------------------------------------------



 * This index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed and investment-grade securities.

--------------------------------------------------------------------------------
                                HIGH YIELD fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding BELOW-INVESTMENT-GRADE FIXED-INCOME SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk


NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE HIGH YIELD FUND BECAUSE THE FUND HAD NOT COMMENCED OPERATIONS PRIOR TO THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                               MONEY MARKET fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, corporate obligations, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, WHEN-ISSUED SECURITIES, and DELAYED-DELIVERY TRANSACTIONS.


Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Foreign Investment Risk

- Liquidity Risk

- Management Risk

- Money Market Risk

                               YEARLY performance
[Money Market Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
2002                                                                             1.13
2003                                                                             0.00


During the periods shown in the above bar chart, the highest quarterly return was 0.30% (for the quarter ended 9/30/02), and the lowest was 0.26% (for the quarter ended 12/31/02). Performance of an investment in the Fund through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.



                               PERFORMANCE TABLE



----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (11/6/01)
----------------------------------------------------------------------------------------
 FUND SHARES
----------------------------------------------------------------------------------------
 CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX*
----------------------------------------------------------------------------------------



* This is an unmanaged index that measures the performance of 3-month U.S. Treasury bills currently available in the marketplace.

                           SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Portfolio or Fund changes with the value of the investments held by that Portfolio or Fund. Many factors can affect that value, and it is possible that you may lose money on investments in the Portfolios and Funds. Factors that may affect a particular Portfolio or Fund as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Description of the Portfolios and Funds" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Portfolios and Funds, their investments and the related risks.


+ MARKET RISK. Each of the Portfolios and Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio of securities.

   One aspect of market risk is interest rate risk. As interest rates rise, the value of your investment in a Portfolio or Fund is likely to decline because its income-producing equity or fixed-income investments are likely to be worth less.

   Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality fixed-income securities, such as U.S. GOVERNMENT SECURITIES.


   Interest rate risk is generally greater for Funds that invest in FIXED-INCOME SECURITIES with longer maturities. This risk may be compounded for Funds such as the U.S. Government Securities and Income Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES, which may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income Funds that invest in debt securities paying no interest, such as ZERO-COUPON and PAYMENT-IN-KIND securities.



   Except for the REIT Fund with respect to real estate, none of the Funds concentrates its assets in any particular industry. However, any of the Funds may concentrate its assets in a broad economic sector. To the extent such investments are affected by common economic forces and other factors, this may increase a Fund's vulnerability to such factors.


   The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risk of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.


+ CREDIT RISK. Each of the Portfolios and Funds may be subject to credit risk to the extent that it invests, directly or indirectly, in FIXED-INCOME SECURITIES, REITS or STRATEGIC TRANSACTIONS. This is the risk that the issuer or the guarantor of a fixed-income security or other obligation, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES, STRATEGIC TRANSACTIONS and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in credit ratings, apply. Credit risk is particularly significant for Funds such as the Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Growth, Small Cap Growth, Income and High Yield Funds that may invest significantly in BELOW-INVESTMENT-GRADE SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income, High Yield and Money Market Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.


+ CURRENCY RISK.  Funds such as the REIT, Equity Income, Small Cap Value, Growth
  & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds that invest in securities denominated in, and/or receive revenues in, FOREIGN CURRENCIES will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.



+ FOREIGN INVESTMENT RISK. Each of the Funds that can make FOREIGN INVESTMENTS, such as the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income, High Yield and Money Market Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The West Coast Equity and Money Market Funds may also make U.S. dollar denominated foreign investments.


+ GEOGRAPHIC CONCENTRATION RISK. The West Coast Equity Fund, which invests significant portions of its assets in Alaska, California, Idaho, Montana, Oregon and Washington, generally has more exposure to regional economic risks than Funds making investments more broadly.


+ LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The REIT, Equity Income, Growth & Income, Short Term Income, U.S. Government Securities and Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Each Portfolio or Fund, except the Money Market Fund, may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) or by BORROWING money to meet redemption requests. The Money Market Fund may take on leveraging risk by investing collateral from securities loans and by borrowing money to meet redemption requests.


+ REAL ESTATE RISK.  Funds such as the REIT, Equity Income, Small Cap Value,
  Growth & Income, West Coast Equity and Mid Cap Stock Funds, which may invest a significant portion of their assets in REITs, are subject to risks affecting real estate investments. Investments in the real estate industry, even though representing interests in different companies and sectors within the industry, may be affected by common economic forces and other factors. This increases a Fund's vulnerability to factors affecting the real estate industry. This risk is significantly greater than for a fund that invests in a range of industries, and may result in greater losses and volatility. Securities of companies in the real estate industry, including REITs, are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws. A Fund investing in REITs will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. A Fund is also subject to the risk that the REITs in which it invests will fail to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and/or fail to qualify for an exemption from registration as an investment company under the Investment Company Act of

1940, as amended (the "1940 Act"). The REIT Fund is especially sensitive to these risks because it normally invests at least 80% of its net assets plus borrowings for investment purposes in REITs.



+ DERIVATIVES RISK.  Each of the Portfolios and Funds, except the Money Market
  Fund, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, use STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks, such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.



+ LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Portfolios and Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.


+ MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or Funds.


+ SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Equity Funds and High Yield Fund generally have the greatest exposure to this risk.



+ MONEY MARKET RISK. While the Money Market Fund is designed to be a relatively low risk investment, it is not entirely free of risk. The Money Market Fund may not be able to maintain a net asset value ("NAV") of $1.00 per share as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, investment in the Money Market Fund is subject to the risk that inflation may erode the investment's purchasing power over time.



+ PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. Because the Portfolios own substantial portions of some Funds, a redemption reallocation by the Portfolios away from the Fund could cause the Fund's expenses to increase and may result in a Fund's becoming too small to be economically viable. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.



+ PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by WM Advisors and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

   In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth and International Growth Funds and up to 25% of its assets in the High Yield Fund. Each of these Funds may invest significant amounts of its assets in BELOW-INVESTMENT-GRADE SECURITIES ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the REIT, Equity Income, Growth & Income, West Coast Equity, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, or High Yield Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.



   Investing in Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Tax Considerations" for additional information about the tax implications of investing in the Portfolios.


   Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

   The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds. Because WM Advisors earns different fees from the Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of WM Advisors.

                            PRINCIPAL RISKS by fund

The following chart summarizes the principal risks of each Fund other than market risk, credit risk, liquidity risk, management risk and portfolio reallocation risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                   Foreign     Geographic                 Real                Smaller  Money
                       Currency   Investment  Concentration  Leveraging  Estate  Derivatives  Company  Market
                         Risk        Risk         Risk          Risk      Risk      Risk       Risk     Risk
    REIT                   X          X                          X         X          X          X
    fund

    EQUITY INCOME          X          X                          X         X          X          X
    fund

    SMALL CAP
    VALUE                  X          X                          X         X          X          X
    fund

    GROWTH &
    INCOME                 X          X                          X         X          X          X
    fund

    WEST COAST EQUITY      X          X             X                      X          X          X
    fund

    MID CAP STOCK
    fund                   X          X                          X         X          X          X

    GROWTH
    fund                   X          X                          X                    X          X

    SMALL CAP
    GROWTH                 X          X                          X                    X          X
    fund

    INTERNATIONAL
    GROWTH                 X          X                          X                    X          X
    fund

    SHORT TERM INCOME      X          X                          X                    X
    fund

    U.S. GOVERNMENT
    SECURITIES                                                   X                    X
    fund

    INCOME
    fund                   X          X                          X                    X

    HIGH YIELD
    fund                   X          X                          X                    X          X

    MONEY
    MARKET                            X                                                                  X
    fund

--------------------------------------------------------------------------------

                 FEES AND EXPENSES OF THE PORTFOLIOS AND FUNDS

This table describes the fees and expenses that you may pay if you invest in shares of a Portfolio or Fund. Insurance-related charges and expenses are not included. Each of the Portfolios and Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Portfolios or Funds, please contact WM Shareholder Services at 800-222-5852. The examples below are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

-----------------------------------------------------------------------------------------
                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
                                                          from Fund assets)
         --------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating
                                               Fees      Fees(1)    Expenses    Expenses
         --------------------------------------------------------------------------------
         Flexible Income Portfolio(2)          0.10%       0.25%
         Conservative Balanced Portfolio(2)    0.10        0.25
         Balanced Portfolio(2)                 0.10        0.25
         Conservative Growth Portfolio(2)      0.10        0.25
         Strategic Growth Portfolio(2)         0.10        0.25
         REIT Fund                             0.80        0.25
         Equity Income Fund                    0.63        0.25
         Small Cap Value Fund(2)
         Growth & Income Fund                  0.76        0.25
         West Coast Equity Fund                0.63        0.25
         Mid Cap Stock Fund                    0.75        0.25
         Growth Fund                           0.89        0.25
         Small Cap Growth Fund                 0.88        0.25
         International Growth Fund             0.95        0.25
         Short Term Income Fund                0.50        0.25
         U.S. Government Securities Fund       0.50        0.25
         Income Fund                           0.50        0.25
         High Yield Fund(2)
         Money Market Fund                     0.45        0.25

-------------------------------------------  -------------------------------------------------
                                                EXAMPLES: You would pay the following
                                              expenses on a $10,000 investment assuming
                                                  a 5% annual return and redemption
                                                     at the end of each period.
         ----------------------------------  -------------------------------------------------

                                               One       Three       Five         Ten
                                              Year       Years       Years       Years
         ----------------------------------  -------------------------------------------------
         Flexible Income Portfolio(2)
         Conservative Balanced Portfolio(2)
         Balanced Portfolio(2)
         Conservative Growth Portfolio(2)
         Strategic Growth Portfolio(2)
         REIT Fund
         Equity Income Fund
         Small Cap Value Fund(2)
         Growth & Income Fund
         West Coast Equity Fund
         Mid Cap Stock Fund
         Growth Fund
         Small Cap Growth Fund
         International Growth Fund
         Short Term Income Fund
         U.S. Government Securities Fund
         Income Fund
         High Yield Fund(2)
         Money Market Fund

    (1) 12b-1 fees represent servicing fees which are paid to WM Funds Distributor, Inc. (the "Distributor").
    (2) Does not include underlying Fund expenses that the Portfolios bear indirectly.
    (3) Percentages for the Small Cap Value and High Yield Funds are based on estimated amounts for the current fiscal year.
--------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES


The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and corresponding expenses for each underlying Fund. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at December 31, 2003. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Funds, and/or the Portfolio's own expenses.


-------------------------------------------------------------------------------------------------------------------------
                                                  EXAMPLES: You would pay the following combined expenses on a
                                                       $10,000 investment assuming a 5% annual return and
                                                              redemption at the end of each period.
         ----------------------------------------------------------------------------------------------------------------
                                        Total
                                       Annual
                                      Combined
                                      Operating       One            Three           Five             Ten
                                      Expenses        Year           Years           Years           Years
         ----------------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio
         Conservative Balanced
         Portfolio
         Balanced Portfolio
         Conservative Growth
         Portfolio
         Strategic Growth Portfolio
-------------------------------------------------------------------------------------------------------------------------

As of December 31, 2003, the Portfolios' assets were allocated among the underlying Funds as follows:


-------------------------------------------------------------------------------------------------------------------------------
                                                      Flexible     Conservative                 Conservative    Strategic
                                                       Income        Balanced      Balanced        Growth        Growth
                                                      Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------------------------
  REIT Fund
  Equity Income Fund
  Growth & Income Fund
  West Coast Equity Fund
  Mid Cap Stock Fund
  Growth Fund
  Small Cap Growth Fund
  International Growth Fund
  Short Term Income Fund
  U.S. Government Securities Fund
  Income Fund
  High Yield Fund
  Cash Equivalents
-------------------------------------------------------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIOS AND FUNDS

This section provides a more complete description of the principal investment strategies and risks of each Portfolio and Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. The Funds may undertake other strategies for temporary defensive purposes. These strategies may cause the Funds to miss out on investment opportunities and may prevent the Funds from achieving their goals. You can find additional descriptions of the Portfolios' and Funds' strategies and risks in the SAI. Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return.


In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds listed in this Prospectus. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. WM Advisors may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, WM Advisors' outlook for the economy and the financial markets, and the relative market valuations of the Funds.



In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:


- short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities or political subdivisions;


- other short-term fixed-income securities rated A or higher by Moody's Investors Services, Inc. ("Moody's"), Fitch Ratings ("Fitch") or Standard & Poor's ("S&P"), or if unrated, of comparable quality in the opinion of WM Advisors;


- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.


At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of WM Advisors. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with WM Advisors' current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder approval, each Portfolio will concentrate its investments in shares of the Funds.

EQUITY FUNDS


REIT FUND. Under normal market conditions, the REIT Fund will normally invest at least 80% of its net assets plus any borrowings for investment purposes in REIT securities. REIT securities are investments in real estate investment trusts. The Fund may also invest in U.S. government obligations, convertible securities, mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds"). The Fund may invest in money market instruments for temporary or defensive purposes and may invest in fixed-income securities of any maturity including mortgage-backed securities, U.S. government securities and asset-backed securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. While no individual Fund is intended as a complete investment program, this is particularly true of the REIT Fund, which could be adversely impacted by economic trends within the real estate industry.



EQUITY INCOME FUND. The Equity Income Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. government securities and asset-backed securities, and may also invest up to 20% of its assets in below-investment-grade bonds (sometimes called "junk bonds"). The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of its total net assets. The Fund may invest up to 20% of its assets in REITs. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.


SMALL CAP VALUE FUND. The Small Cap Value Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers, provided that no more than 5% of its total assets may be invested in securities of issuers located in developing or emerging countries. The Fund may invest up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.

GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below-investment-grade fixed-income securities.

WEST COAST EQUITY FUND. Under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in the common stocks of West Coast companies. WM Advisors defines West Coast companies to include those with: (i) principal executive offices located in the region,
(ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region, which includes Alaska, California, Idaho, Montana, Oregon and Washington. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Fund, which could be adversely impacted by economic trends within this six state area.


The Fund is permitted to invest in money market instruments for temporary defensive purposes. The Fund may invest up to 20% of its assets in REITs and below-investment-grade fixed-income securities.

MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P MidCap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 20% of its assets in REITs. The Fund may invest in fixed income securities of any maturity, including mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").



The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in U.S. dollar denominated securities of foreign issuers.



GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in fixed-income securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").


The Fund's portfolio is managed by its three sub-advisors -- Janus, Columbia and Oppenheimer. WM Advisors will determine the portion of the Fund's assets to be managed by each of the Fund's three sub-advisors.

Because WM Advisors earns different fees on the amounts allocated to each of the Fund's sub-advisors, there may be a conflict between the interests of the Fund and the economic interests of WM Advisors.


The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, provided that no more than 5% of its assets are invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.



SMALL CAP GROWTH FUND (FORMERLY THE SMALL CAP STOCK FUND). The Small Cap Growth Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and provided that no more than 5% of its total assets are to be invested in securities of issuers located in developing or emerging market countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.



INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that Capital Guardian, the Fund's sub-advisor, believes present attractive investment opportunities. In selecting investments for the Fund, Capital Guardian seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomics and political judgments on the outlook for economies, industries, currencies and markets. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.


The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term fixed-income instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.


The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging market country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment-grade corporate fixed-income securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. The Short Term Income Fund maintains a weighted average duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a fixed-income security is the weighted average term to maturity of the present value of future cash flows, including interest and principal payments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.


The Fund will invest substantially all of its assets in fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by WM Advisors. All fixed-income securities purchased by the Fund will be investment-grade at the time of purchase.



The Fund may invest in securities issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate fixed-income securities, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.



The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. Investments in foreign securities are subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.



U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements. The Fund may not invest less than 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies and/or instrumentalities or in repurchase agreements or collateralized mortgage obligations secured by these obligations. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.

INCOME FUND.  The Income Fund invests most of its assets in:


- fixed-income and convertible securities;



- U.S. government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), FNMA and FHLMC or similar government agencies or government sponsored entities;


- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;


- preferred stocks and convertible preferred stocks;



- the highest grade commercial paper as rated by S&P, Fitch or Moody's; and


- deposits in U.S. banks.


The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts.


The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers that deal in real estate or securities that are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of fixed-income securities secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds").


HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities (including fixed-income securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Fitch or Baa by Moody's or of equivalent quality as determined by WM Advisors. The remainder of the Fund's assets may be invested in any other securities WM Advisors believes are consistent with the Fund's objective, including higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.


MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests only in U.S. dollar-denominated short-term, money market securities. It will only purchase securities issued or guaranteed by the U.S. government, its agencies, sponsored entities or instrumentalities, or securities that are, or have issuers that are:


- rated by at least two NRSROs, such as S&P, Fitch or Moody's, in one of the two highest rating categories for short-term fixed-income securities;


- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating; or

- if not so rated, are determined to be of comparable quality.


A description of the rating systems of S&P, Fitch and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security (except U.S. government securities subject to repurchase agreements and variable rate demand notes) purchased by the Money Market Fund will have a maturity exceeding 397 days, and the Fund's average portfolio maturity will not exceed 90 days. The Money Market Fund will attempt to maintain a stable NAV of $1.00, but there can be no assurance that it will be able to do so.

The Fund invests solely in money market instruments that may be included in the following six general categories:


- U.S. government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate securities rated in one of the two highest rating categories by an NRSRO; and

- repurchase agreements.

COMMON INVESTMENT PRACTICES


The next several pages contain more detailed information about types of securities in which the Portfolios and Funds may invest and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Portfolio's or Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAI.



BELOW-INVESTMENT-GRADE SECURITIES. The Growth & Income, Growth, and Income Funds may each invest up to 35% of their total assets and the REIT, Equity Income, Small Cap Value, West Coast Equity, Mid Cap Stock and Small Cap Growth Funds may each invest up to 20% of its assets in below-investment-grade fixed-income securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities and will generally invest at least 80% of its assets in such securities.



Below-investment-grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.


BORROWING. The Portfolios and Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Growth & Income, Growth, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and Money Market Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Small Cap Value, Mid Cap Stock and West Coast Equity Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.


The Short Term Income, U.S. Government Securities, High Yield and Income Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income and High Yield Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).


FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund or Portfolio and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities rated in the lower end of the investment-grade category (Baa or BBB) and below-investment-grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.


FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income and Growth & Income Funds and the Fixed-Income Funds may purchase floating rate, inverse floating rate and variable rate securities, including participation interests therein and assignments thereof.


The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.

These Funds may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by WM Advisors or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.


FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income and Income Funds may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.



These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."


Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.


Each of the Funds other than the Equity Income, Growth & Income, West Coast Equity, U.S. Government and Money Market Funds may invest in securities that are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the fixed-income and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.



In addition, a Fund may enter into foreign currency forward contracts for non-hedging purposes when WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. For example, a Fund could enter into a foreign currency forward contract to sell U.S. dollars and buy currency when the value of the foreign currency is expected to rise in relation to the U.S. dollars.



While the foregoing actions are intended to protect a Fund from adverse currency movements or allow a Fund to profit from favorable currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that a Fund will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.



FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:


- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.


The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.



GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of Alaska, California, Idaho, Montana, Oregon and Washington. See the SAI for a more detailed description of these risks.



HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, High Yield and Income Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds or other registered investment companies that are not affiliated with WM Advisors or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of the Money Market Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).


Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, provided that such securities meet liquidity guidelines established by the Board of Trustees of the Portfolios and Funds.



Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income and Money Market Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities (making restricted securities, in many instances, more liquid than they once were considered to be), investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.



LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of its total assets. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.



MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.



To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment.



In addition, like other fixed-income securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.



The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.


Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.

In addition, the REIT, Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Short Term Income and Income Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.


The REIT, Equity Income, Small Cap Value, Mid Cap Stock, Small Cap Growth, Short Term Income, Income, High Yield and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.



REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Income and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets plus borrowings for investment purposes in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.


Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.


REPURCHASE AGREEMENTS. All of the Portfolios and Funds may invest in repurchase agreements, which are purchases of underlying fixed-income securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Portfolio and Fund, except the Money Market Fund, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security.


Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, the Short Term Income, U.S. Government Securities, Income and High Yield Funds may enter into credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. If no default or other triggering event occurs, the seller would keep the stream of payments and would have no payment obligations. Credit default swaps are subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, interest rate risk, leverage risk and management risk.


All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

- to facilitate the sale of such securities for investment purposes;


- to manage the effective maturity or duration of the Portfolio's or Fund's portfolio; or



- to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.



Some strategic transactions may also be used to seek potentially higher returns, rather than for hedging purposes. Any or all of these investment techniques may be used at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.


The use of strategic transactions involves special considerations and risks; for example:


- the ability of the Portfolio or Fund to utilize strategic transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements;



- the risk that the other party to a strategic transaction will fail to meet its obligations to the Portfolio or Fund;


- the risk that the Portfolio or Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and


- the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of any related portfolio positions.

Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in any related portfolio positions.



U.S. GOVERNMENT SECURITIES. All of the Portfolios and Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored entity (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.


WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.


When-issued securities may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate authorities. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.



PORTFOLIO TRANSACTIONS AND TURNOVER. Each Portfolio's and Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. WM Advisors and the sub-advisors will not consider a Portfolio's or Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.


                   HOW TO INVEST IN THE PORTFOLIOS AND FUNDS

Shares of the Portfolios and Funds are offered only to insurance company separate accounts for the purpose of providing investment choices under their variable annuity and variable life contracts (the "Contracts") and to qualified pension and retirement plans.

PURCHASE AND REDEMPTION

The shares of the Portfolios and Funds are sold in a continuous offering. Net purchase payments under the Contracts are placed in one or more of the divisions of the insurance company separate account and are invested in the shares of the Funds corresponding to such divisions. Shares of the Portfolios and Funds are purchased and redeemed at net asset value without sales or redemption charges.

For each day on which a Portfolio's or Fund's net asset value is calculated, each separate account transmits to the Trust any orders to purchase or redeem shares of the Portfolio(s) and Fund(s) based on the purchase payments, redemption (surrender) requests and transfer requests from Contract owners, annuitants or beneficiaries which are priced as of that day. Purchases and redemptions are effected at the net asset value next-determined after receipt by the Trust of a properly completed purchase or redemption order.

All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemptions, if permitted under the 1940 Act, for any period during which the New York Stock Exchange is closed, when trading is restricted by the SEC, or when the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.

Each of the Funds and Portfolios has approved a distribution plan applicable to Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 distribution plan, WM Funds Distributor, Inc. (the "Distributor") receives fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class 2 shares of each Fund and Portfolio. Because these fees are paid out of the assets of each Fund and Portfolio on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other kinds of sales charges.


The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Portfolio or Fund, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Portfolio or Fund shares may receive additional compensation or other incentives for selling Portfolio or Fund shares.


                               TAX CONSIDERATIONS

The tax consequences of your investment in the Trust depend upon the specific provisions of your Contract. For more tax information regarding your Contract, see the attached prospectus for that Contract. The following discussion is only a brief summary of the federal income tax consequences to the Funds and Portfolios and their insurance company shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.

Each Portfolio and Fund intends to qualify separately each year as a "regulated investment company" and, thus, does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Although the Trust intends that it and each Portfolio and Fund will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Fund incurring such liability will be adversely affected. In addition, Portfolios or Funds investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Portfolios or Funds.

Because the Trust serves as an investment vehicle for certain types of variable annuities and variable life contracts, each Portfolio or Fund also intends to meet the investment diversification requirements of subchapter L of the Code. Were any Portfolio or Fund to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed immediately on investment earnings and gains, including any accumulated earnings and gains, under their Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements. For additional tax information, see "Taxes" in the SAI.

Distributions of net investment income (i.e., all income other than capital gains) and of net realized capital gains on securities will be determined separately for each Portfolio and Fund. Dividends and distributions paid by a Fund or Portfolio will be automatically reinvested (at current net asset value) in additional full and fractional shares of that Portfolio or Fund. The Money Market Fund intends to distribute its net income as dividends for each day that net asset value is determined. Such dividends will be declared daily and paid monthly. Each of the Portfolios and the Funds other than the Money Market Fund will declare and pay dividends annually. All Portfolios and Funds will distribute any net realized capital gains annually. Distributions of any net short-term capital gains earned by a Portfolio or Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS OR FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS OR FUNDS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Under unusual circumstances, the Money Market Fund may determine its NAV on days on which the New York Stock Exchange is not open for regular trading.

ADVISOR AND SUB-ADVISORS


The Portfolios and Funds are managed by WM Advisors, Inc., which is referred to as WM Advisors in this Prospectus. WM Advisors' address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. WM Advisors has delegated portfolio management responsibilities in respect of the Growth and International Growth Funds to sub-advisors. Each Portfolio and Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of WM Advisors and the sub-advisors to the Funds indicated below. For more information, see the SAI.



WM Advisors has been in the business of investment management since 1944. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors, monitoring each Portfolio's or Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios and Funds. In connection with its service as investment advisor to each Portfolio and Fund, WM Advisors may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may replace or remove any such sub-advisor if it deems such action to be in the best interests of a Portfolio or Fund and its shareholders. Where WM Advisors has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's or Fund's assets. WM Advisors is a wholly owned indirect subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.


The following organizations, under the supervision of WM Advisors, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:


CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, California 90071 ("Capital Guardian"), acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly owned subsidiary of Capital Group International, Inc., which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $146.1 billion as of December 31, 2003.

COLUMBIA MANAGEMENT ADVISORS, INC., 1301 Southwest Fifth Avenue, Portland, Oregon 97207 ("Columbia"), acts as one of three sub-advisors to the Growth Fund. Columbia's Portland based investment center has been in the investment management business since 1969. Columbia is a wholly owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, Massachusetts. For more than 30 years, Columbia's investment professionals have combined a top-down review of the environment with bottom-up research in order to construct portfolios designed to perform well in the current economy while adjusting for investment changes. Columbia serves a client base that includes institutions, public funds, commingled trust funds, retirement plans and private portfolios. As of December 31, 2003, Columbia and its affiliates had aggregate assets under management of approximately $136.8 billion.



JANUS CAPITAL MANAGEMENT LLC, 151 Detroit Street, Denver, Colorado 80206 ("Janus"), acts as one of three sub-advisors to the Growth Fund. Janus is a direct subsidiary of Janus Capital Group, Inc. ("JCG"), a publicly traded company with principal operations in financial asset management businesses. JCG owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus has been providing investment advice to mutual funds or other large institutional clients since 1969. As of December 31, 2003, Janus' assets under management were approximately $151.5 billion.



OPPENHEIMERFUNDS, INC., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10018 ("Oppenheimer"), acts as one of three sub-advisors to the Growth Fund. Oppenheimer has been in the investment management business since 1960. Oppenheimer and its subsidiaries and affiliates managed more than $154.8 billion in assets as of December 31, 2003, including Oppenheimer funds with more than 5 million shareholder accounts. Oppenheimer is a wholly owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.


INDIVIDUAL FUND MANAGERS


WM Advisors' portfolio managers are compensated through a combination of base salary and incentive compensation. Incentive compensation is based on investment performance relative to a peer group of mutual funds and other measures of performance.



Randall L. Yoakum, CFA, Senior Vice President and Chief Investment Strategist of WM Advisors, has led a team of investment professionals in managing the Portfolios since February 1999. Michael D. Meighan, CFA, Vice President and Portfolio Manager of WM Advisors, has been responsible for co-managing the Portfolios with Mr. Yoakum since March 2003. Prior to Mr. Yoakum's joining WM Advisors, he was Chief Investment Officer for D.A. Davidson & Co. (DADCO) for two years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years. Mr. Meighan joined WM Advisors in 1999. Prior to that, he was previously employed with Mr. Yoakum at DADCO as a Portfolio Manager and Senior Analyst for its asset allocation product since 1993.



Stephen Q. Spencer, CFA, First Vice President, Head of Equity Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals that is responsible for the management of the Equity Funds that are not sub-advised. Mr. Spencer has had the primary responsibility for the day-to-day management of the Growth & Income Fund since March 2003. Previously, Mr. Yoakum and Mr. Spencer co-managed the Growth & Income Fund since January 2000. Mr. Spencer has been employed by WM Advisors since September 1999. Prior to that, Mr. Spencer was a Portfolio Manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985.



Richard E. Helm, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Equity Income Fund since May 2001. He has been responsible for the day-to-day management of the REIT Fund since May 2003. From 1999 to 2001, Mr. Helm was Vice President and Senior Portfolio Manager of Northwestern Trust and Investors Advisory Company. Mr. Helm was Vice President, Director and Portfolio Manager of TD Asset Management Inc. from 1997 to 1999, Vice President and Portfolio

Manager of Parametric Portfolio Associates from 1994 to 1995 and Vice President and Portfolio Manager of Morgan Stanley Asset Management from 1988 to 1994.

Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the West Coast Equity Fund since 2002. Mr. Foreman has been employed by WM Advisors since January 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at WM Advisors, Inc. from 1991 until 1999.

Daniel R. Coleman, Vice President and Senior Portfolio Manager of the Advisor, has had the primary responsibility for the day-to-day management of the Mid Cap Stock Fund since December 2001. Mr. Coleman joined WM Advisors in October 2001. Prior to that, he was Vice President and Senior Manager of business Development at Infospace, Inc./Go2Net from 2000 until 2001, and Member and General Partner of Brookhaven Capital Management LLC/Clyde Hill Research from 1989 until 2000.


Linda C. Olson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Growth Fund since January 2000. She co-managed the Fund from March 1998 to January 2000. Ms. Olson has been employed by WM Advisors since 1997.



Gary J. Pokrzywinski, CFA, Senior Vice President, Head of Investments and Senior Portfolio Manager of WM Advisors, leads a team of investment professionals in managing the Fixed-Income Funds and is primarily responsible for the day-to-day management of the Income and High Yield Funds. He has managed these Funds since July 1992 and March 1998, respectively, and has been employed by WM Advisors since 1992.



David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Value Fund since May 2004. From 2001 to 2002, Mr. Simpson was Chief Investment Officer and Managing Director of Summit Capital Management, LLC. Prior to that, Mr. Simpson was Vice President and Senior Portfolio Manager of WM Advisors for eight years.


Craig V. Sosey, Vice President and Senior Portfolio Manager of WM Advisors, has been primarily responsible for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by WM Advisors since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.


Capital Guardian has been a sub-advisor for the International Growth Fund since June 1999. Capital Guardian employs a team of portfolio managers each of whom has primary responsibility for the day-to-day management of that portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Arthur
J. Gromadzki, Richard N. Havas, Nancy J. Kyle, Christopher A. Reed, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization since 1971. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization since 1972, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Gromadzki is a Vice President of Capital International Research, Inc. with European equity portfolio management and investment analyst responsibilities. Mr. Gromadzki has been employed by the Capital Group organization since 1987. Mr. Havas, who has been with the Capital Group organization since 1986, is a Senior Vice President and Portfolio Manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization since 1991, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Reed is a Director and a Vice President of Capital International Research, Inc. with portfolio management responsibilities for Japan, Pacific Basin and non-U.S.

equity portfolios and research responsibilities for the Japanese financial sector. Mr. Reed has been employed by the Capital Group organization since 1994. Mr. Sauvage is a Senior Vice President and Portfolio Manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization since 1987. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director -- Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization since 1962. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization since 1981.


Alexander S. Macmillan III, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Columbia. Mr. Macmillan, a Senior Vice President and Lead Portfolio Manager for Large Cap Growth, has been employed by Columbia since 1989.


E. Marc Pinto, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Janus. Mr. Pinto, Portfolio Manager and Vice President of Janus, has been employed by Janus since 1994, where his duties include the management of institutional separate accounts in the Large-cap Growth discipline.


Jane Putnam, CFA, is primarily responsible for the day-to-day management of the portion of the Growth Fund's portfolio that is managed by Oppenheimer. Ms. Putnam, a Vice President and Portfolio Manager, joined Oppenheimer in 1994.

MANAGEMENT FEES


During their most recent fiscal years, each of the Portfolios and Funds paid management fees to WM Advisors at the following rates (not reflecting any expense waivers or reimbursements):**



                                                               Fees Paid as a Percentage
FUNDS                                                                of Net Assets
----------------------------------------------------------------------------------------
Flexible Income Portfolio...................................
Conservative Balanced Portfolio.............................
Balanced Portfolio..........................................
Conservative Growth Portfolio...............................
Strategic Growth Portfolio..................................
Equity Income Fund..........................................
Growth & Income Fund........................................
West Coast Equity Fund......................................
Mid Cap Stock Fund..........................................
Growth Fund.................................................
Small Cap Growth Fund.......................................
International Growth Fund...................................
Short Term Income Fund......................................
U.S. Government Securities Fund.............................
Income Fund.................................................
Money Market Fund...........................................


-------------------

 * Does not include underlying management fees that the Portfolios bear indirectly.


** Fees paid by the REIT Fund, Small Cap Value Fund and High Yield Fund are not disclosed because the Funds have not operated for a full fiscal year. As a percentage of net assets, the REIT Fund will pay 0.80% of the first $500 million, 0.75% of the next $1.5 billion, 0.70% of the next $1 billion and 0.65% thereafter. The Small Cap Value Fund will pay 0.85% of the first $3 billion and 0.80% thereafter. As a percentage of net assets, the High Yield Fund will pay 0.625% of the first $250 million and 0.50% thereafter.

FINANCIAL highlights


The financial highlights tables below and on the following pages are intended to help you understand the Portfolios' and Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolios' or Funds' operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or Fund (assuming reinvestment of all dividends and distributions), but do not reflect insurance-related charges and expenses which, if included, would have lowered the performance shown. The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Report, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.


FOR A CLASS 2 PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                  INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                               ----------------------------------------   ------------------------------------------
                  NET                         NET REALIZED                DIVIDENDS     DISTRIBUTIONS                  NET ASSET
              ASSET VALUE,        NET        AND UNREALIZED  TOTAL FROM    FROM NET         FROM                        VALUE,
              BEGINNING OF     INVESTMENT    GAIN/(LOSS) ON  INVESTMENT   INVESTMENT    NET REALIZED       TOTAL        END OF
                 PERIOD          INCOME       INVESTMENTS    OPERATIONS   INCOME(13)    CAPITAL GAINS  DISTRIBUTIONS    PERIOD
              ------------     ----------    --------------  ----------   ----------    -------------  -------------   ---------
FLEXIBLE INCOME PORTFOLIO
12/31/03         $               $               $             $            $              $              $             $
12/31/02          12.23           0.38(4)         (0.15)         0.23        (0.08)        --              (0.08)        12.38
12/31/01(10)      12.18           0.02(4)          0.03          0.05        --            --             --             12.23



CONSERVATIVE BALANCED PORTFOLIO
12/31/03         $               $               $             $           $              $              $             $
12/31/02          10.04           0.29(4)         (0.54)        (0.25)      (0.07)         (0.01)         (0.08)         9.71
12/31/01(10)       9.92           0.01             0.11          0.12       --            --             --             10.04



BALANCED PORTFOLIO
12/31/03         $               $               $             $           $              $              $             $
12/31/02          13.91           0.29(4)         (1.53)        (1.24)      (0.28)        --              (0.28)        12.39
12/31/01(10)      13.52           0.02(4)          0.37(5)       0.39       --            --             --             13.91



CONSERVATIVE GROWTH PORTFOLIO
12/31/03         $               $               $             $           $              $              $             $
12/31/02          14.87           0.19(4)         (2.50)        (2.31)      (0.41)         (0.02)         (0.43)        12.13
12/31/01(10)      14.24           0.01(4)          0.62(5)       0.63       --            --             --             14.87



STRATEGIC GROWTH PORTFOLIO
12/31/03         $               $               $             $           $              $              $             $
12/31/02          16.45           0.11(4)         (3.44)        (3.33)      (0.54)         (0.04)         (0.58)        12.54
12/31/01(10)      15.54           0.01(4)          0.90(5)       0.91       --            --             --             16.45



                             See Notes on page 53.

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(2)
                      --------------------------------------------------------------------------------------------------------
                                                                                                          RATIO OF OPERATING
                                                                                                         EXPENSES TO AVERAGE
                                                                                                        NET ASSETS WITHOUT FEE
                                                                                                          WAIVERS, EXPENSES
                                                                                                        REIMBURSED AND/OR FEES
                       NET ASSETS,            RATIO OF               RATIO OF NET                         REDUCED BY CREDITS
                      END OF PERIOD      OPERATING EXPENSES      INVESTMENT INCOME TO     PORTFOLIO         ALLOWED BY THE
    TOTAL RETURN(1)    (IN 000'S)     TO AVERAGE NET ASSETS(3)    AVERAGE NET ASSETS    TURNOVER RATE      CUSTODIAN(2)(3)
    ---------------   -------------   ------------------------   --------------------   -------------   ----------------------

                         $
         1.89%             9,416                0.55%                    3.12%                9%                 0.55%
         0.41%               182                0.58%(6)                 1.18%(6)             1%                 0.58%(6)




                        $
        (2.47)%           2,244                0.55%                     2.95%                9%                 0.66%
         1.21%              205                0.66%(6)                  1.11%(6)             2%                 0.78%(6)




                        $
        (9.00)%          31,335                0.54%                     2.27%               22%                 0.54%
         2.88%            1,452                0.53%(6)                  0.97%(6)             8%                 0.53%(6)




                        $
       (15.72)%          14,610                0.54%                     1.52%               19%                 0.54%
         4.42%            1,127                0.53%(6)                  0.86%(6)             7%                 0.53%(6)




                        $
       (20.59)%           2,676                0.57%                     0.81%               16%                 0.57%
         5.86%              319                0.56%(6)                  0.70%(6)             5%                 0.56%(6)



                             See Notes on Page 53.

FINANCIAL highlights
FOR A CLASS 2 FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                  INCOME FROM INVESTMENT OPERATIONS                      LESS DISTRIBUTIONS
                            ----------------------------------------------   ------------------------------------------    NET
              NET ASSET                       NET REALIZED                   DIVIDENDS     DISTRIBUTIONS                  ASSET
               VALUE,            NET         AND UNREALIZED     TOTAL FROM    FROM NET         FROM                       VALUE,
              BEGINNING      INVESTMENT      GAIN/(LOSS) ON     INVESTMENT   INVESTMENT    NET REALIZED       TOTAL       END OF
              OF PERIOD     INCOME/(LOSS)     INVESTMENTS       OPERATIONS     INCOME      CAPITAL GAINS  DISTRIBUTIONS   PERIOD
              ---------     -------------    --------------     ----------   ----------    -------------  -------------   ------
REIT FUND
12/31/03


EQUITY INCOME FUND
12/31/02       $               $                $                $            $               $              $            $
12/31/02         12.87            0.32(4)         (1.93)           (1.61)       (0.25)          (0.02)         (0.27)       10.99
12/31/01(10)     12.64            0.22(4)(11)       0.21(11)        0.43        (0.12)          (0.08)         (0.20)       12.87



GROWTH & INCOME FUND
12/31/03       $               $                $                $            $               $              $            $
12/31/02         17.18           (0.11)(4)        (3.76)           (3.65)       (0.11)         --              (0.11)       13.42
12/31/01(10)     16.59            0.00(7)          0.59(5)          0.59        --             --             --            17.18



WEST COAST EQUITY FUND
12/31/03       $               $                $                $            $               $              $            $
12/31/02         16.70            0.02(4)         (3.77)           (3.75)       (0.08)          (0.20)         (0.28)       12.67
12/31/01(10)     15.52            0.01(4)          1.17             1.18        --             --             --            16.70



MID CAP STOCK FUND
12/31/03       $               $                $                $            $               $              $            $
12/31/02         13.13            0.01(4)         (1.36)           (1.35)       (0.02)          (0.30)         (0.32)       11.46
12/31/01(10)     12.35            0.00(4)(7)       0.79             0.79        (0.01)         --              (0.01)       13.13



GROWTH FUND
12/31/03       $               $                $                $            $               $              $            $
12/31/02         13.51            0.03(7)         (4.18)           (4.21)       --             --             --             9.30
12/31/01(10)     12.81            0.00(4)(7)       0.70(5)          0.70(5)     --             --             --            13.51



SMALL CAP STOCK FUND
12/31/03       $               $                $                $            $               $              $            $
12/31/02         11.36           (0.03)(4)        (5.27)           (5.30)       --              (0.59)         (0.59)        5.47
12/31/01(10)     14.41           (0.05)(4)        (0.09)           (0.14)       --              (2.91)         (2.91)       11.36



INTERNATIONAL GROWTH FUND
12/31/03       $               $                $                $            $               $              $            $
12/31/02         10.21            0.02(4)         (1.63)           (1.61)       (0.11)         --              (0.11)        8.49
12/31/01(10)      9.78            0.00(7)          0.43(5)          0.43        --             --             --            10.21



SHORT TERM INCOME FUND
12/31/03       $               $                $                $            $               $              $            $
12/31/02          2.60            0.13(4)          0.02             0.15        (0.11)         --              (0.11)        2.64
12/31/01(10)      2.60            0.02(4)(11)      (0.02)(5)(11)     0.00(5)    --             --             --             2.60



                             See Notes on page 53.

                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                     -----------------------------------------------------------------------------------------------------------
                                                                                                            RATIO OF OPERATING
                                                                                                           EXPENSES TO AVERAGE
                                                                                                          NET ASSETS WITHOUT FEE
                                                                                                            WAIVERS, EXPENSES
                                                                                                          REIMBURSED AND/OR FEES
                      NET ASSETS,           RATIO OF                 RATIO OF NET                           REDUCED BY CREDITS
                     END OF PERIOD     OPERATING EXPENSES     INVESTMENT INCOME/(LOSS) TO    PORTFOLIO        ALLOWED BY THE
    TOTAL RETURN(1)   (IN 000'S)    TO AVERAGE NET ASSETS(3)      AVERAGE NET ASSETS       TURNOVER RATE       CUSTODIAN(2)
    ---------------  -------------  ------------------------  ---------------------------  -------------  ----------------------


                       $
        (12.67)%         6,460               0.95%                      2.79%                  16%               0.95%
          3.40%            658               0.94%(6)                   3.05%(6)(11)           15%               0.94%(6)



                       $
        (21.33)%         1,301               1.06%                      0.76%                  20%               1.06%
          3.56%            112               1.03%(6)                   0.29%(6)               25%               1.03%(6)



                       $
        (22.67)%         2,313               0.96%                      0.17%                  20%               0.96%
          7.60%             58               0.95%(6)                   0.34%(6)               19%               0.95%(6)



                       $
        (10.54)%         1,962               1.09%                      0.07%                  28%               1.09%
          6.38%            668               1.07%(6)                  (0.04)%(6)              30%               1.07%(6)



                       $
        (31.16)%(12)        622              1.25%                     (0.30)%                171%               1.25%
          5.46%             31               1.19%(6)                  (0.14)%(6)              92%               1.19%(6)



                       $
        (47.28)%         1,068               1.25%                     (0.56)%                 29%               1.25%
         (3.00)%           440               1.20%(6)                  (0.69)%(6)              46%               1.20%(6)



                       $
        (15.91)%            93               1.51%                      0.24%                  30%               1.51%
          4.40%              0(9)            1.40%(6)                   0.12%(6)               34%               1.40%(6)



                       $
          5.86%          1,188               0.87%                      5.17%                  41%               0.87%
          0.00%             20               0.85%(6)                   5.52%(6)(11)           44%               0.85%(6)



                             See Notes on Page 53.

FINANCIAL highlights
FOR A CLASS 2 FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                         INCOME FROM INVESTMENT OPERATIONS                LESS DISTRIBUTIONS
                                    --------------------------------------------   ---------------------------------
                                                      NET REALIZED
                 NET ASSET VALUE,                    AND UNREALIZED   TOTAL FROM   DIVIDENDS FROM
                   BEGINNING OF     NET INVESTMENT   GAIN/(LOSS) ON   INVESTMENT   NET INVESTMENT   NET ASSET VALUE,
                      PERIOD            INCOME        INVESTMENTS     OPERATIONS       INCOME        END OF PERIOD
                 ----------------   --------------   --------------   ----------   --------------   ----------------
U.S. GOVERNMENT SECURITIES FUND
12/31/03              $                 $               $               $             $                  $
12/31/02               10.55              0.56(4)          0.33           0.89          (0.42)            11.02
12/31/01(10)           10.70              0.09(4)(11)      (0.24)(11)    (0.15)        --                 10.55



INCOME FUND
12/31/03              $                 $               $               $             $                  $
12/31/02               10.31              0.65(4)          0.29           0.94          (0.48)            10.77
12/31/01(10)           10.45              0.10(4)(11)      (0.24)(11)    (0.14)        --                 10.31



MONEY MARKET FUND
12/31/03              $                 $               $               $             $                  $
12/31/02                1.00             0.011(4)        --              0.011         (0.011)             1.00
12/31/01(10)            1.00             0.002           (0.000)(8)      0.002         (0.002)             1.00



                             See Notes on page 53.

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
            -----------------------------------------------------------------------------------------------------------------------
                                                                                        RATIO OF OPERATING
                                                                                       EXPENSES TO AVERAGE
                                                                                      NET ASSETS WITHOUT FEE
                                                                                        WAIVERS, EXPENSES
                                                                                      REIMBURSED AND/OR FEES   RATIO OF OPERATING
             NET ASSETS,          RATIO OF             RATIO OF NET                     REDUCED BY CREDITS    EXPENSES TO AVERAGE
    TOTAL   END OF PERIOD    OPERATING EXPENSES    INVESTMENT INCOME TO   PORTFOLIO       ALLOWED BY THE      NET ASSETS INCLUDING
  RETURN(1)  (IN 000'S)   TO AVERAGE NET ASSETS(3)  AVERAGE NET ASSETS  TURNOVER RATE       CUSTODIAN        INTEREST EXPENSE(2)(3)
  --------- ------------- ------------------------ -------------------- ------------- ---------------------- ----------------------
<S

               $
    8.57%       12,264              0.81%                  5.20%              41%              0.81%                   0.81%
   (1.40)%         753              0.81%(6)               5.64%(11)          31%              0.81%(6)                0.81%(6)



<S

               $
    9.40%        8,186             0.81%                  6.39%              21%              0.81%                 0.81%
   (1.34)%         362             0.80%(6)               6.44%(6)(11)       33%              0.80%(7)              0.80%



<S

               $
    1.13%        4,679             0.82%                  1.07%           --                  0.82%                 0.82%
    0.22%          189             0.87%(6)               3.16%(6)        --                  0.87%(6)              0.87%



                             See Notes on Page 53.

FINANCIAL highlights
NOTES TO FINANCIAL HIGHLIGHTS



 (1) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor and/or administrator or if fees had not been reduced by credits allowed by the custodian.

 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (3) The Portfolio will indirectly bear its prorated share of expenses of the underlying Funds.
 (4) Per share numbers have been calculated using the average shares method.
 (5) The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio/Fund shares.
 (6) Annualized.
 (7) Amount represents less than $0.01 per share.
 (8) Amount represents less than $0.001 per share.
 (9) Amount represents less than $1,000.
(10) All Portfolios and Funds commenced selling Class 2 shares on November 6, 2001, with the exception of the Equity Income, Mid Cap Stock and Small Cap Stock Funds which commenced selling Class 2 shares on May 1, 2001.
(11) The Trust has adopted the provisions of the AICPA Audit Guide for Investment Companies effective January 1, 2001. The effect of the changes for the year ended December 31, 2001 on the investment income per share, net realized and unrealized gain/(loss) per share and the ratio of net investment income to average net assets is as follows:

                                                                                   INCREASE
                                                                (DECREASE)       NET REALIZED          (DECREASE)
                                                              NET INVESTMENT    AND UNREALIZED        RATIO OF NET
                                                                  INCOME         GAIN/(LOSS)      INVESTMENT INCOME TO
                        NAME OF FUND                            PER SHARE         PER SHARE        AVERAGE NET ASSETS
                        ------------                          --------------    --------------    --------------------
Equity Income Fund..........................................      $ 0.00*           $0.00*               (0.00)%
Short Term Income Fund......................................        0.00*            0.00*               (0.06)%
U.S. Government Securities Fund.............................       (0.01)            0.01                (0.17)%
Income Fund.................................................       (0.01)            0.01                (0.04)%

     ------------------------

     * Amount represents less than $0.01 per share

(12) In 2002, 0.59% of Growth Fund's total return consisted of voluntary reimbursements by a related party. Excluding reimbursements, the total return would have been (31.75)%.

(13) Includes dividends paid from the short-term portion of capital gain distributions received from the underlying Funds.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:


+ Aaa, Aa -- Bonds which are rated Aaa or Aa are judged to be of the highest quality and high quality, respectively. Together, they compose what is generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.



+ A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


+ Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


+ Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


+ B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

+ Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

+ Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

+ C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   DESCRIPTION OF STANDARD & POOR'S BOND RATINGS:


+ AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.


+ BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.


+ BB,B,CCC,CC,C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economical and financial conditions.



+ D -- Bonds rated D are in payment default, meaning payment of interest and/or repayment of principal is in arrears.

--------------------------------------------------------------------------------

   DESCRIPTION OF FITCH CORPORATE BOND RATINGS:

   Investment Grade

+ AAA -- Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

+ AA -- Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

+ A -- High credit quality.  A ratings denote a low expectation of credit risk.
  The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


+ BBB -- Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


   Speculative Grade

+ BB -- Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

+ B -- Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

+ CCC, CC, and C -- High default risk.  Default risk is a real possibility.
  Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

+ DDD, DD, and D -- Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% -- 100% of outstanding amounts and accrued interest. DD indicated potential recoveries in the range of 50% -- 90% and D the lowest recovery potential, i.e., below 50%.

   Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

--------------------------------------------------------------------------------

FOR MORE INFORMATION ABOUT THE WM VARIABLE TRUST


The Trust's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Funds and Portfolios. The SAI and the Independent Auditor's Report, along with the financial statements, included in the Trust's most recent Annual Reports are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes. The Trust's Annual Report discusses the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the Trust, or make shareholder inquiries, by contacting your financial advisor, by calling toll-free 1-800-222-5852, or by visiting www.wmgroupoffunds.com.



You may review and copy information about the Trust, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the Edgar database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to file number 811-07462.

                               WM VARIABLE TRUST
                         1201 THIRD AVENUE, 22ND FLOOR
                           SEATTLE, WASHINGTON 98101

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2004



PORTFOLIOS                                     EQUITY FUNDS
----------                                     --------------
  FLEXIBLE INCOME PORTFOLIO                      REIT FUND
  CONSERVATIVE BALANCED PORTFOLIO                EQUITY INCOME FUND
  BALANCED PORTFOLIO                             SMALL CAP VALUE FUND
  CONSERVATIVE GROWTH PORTFOLIO                  GROWTH & INCOME FUND
  STRATEGIC GROWTH PORTFOLIO                     WEST COAST EQUITY FUND
                                                 MID CAP STOCK FUND
FIXED-INCOME FUNDS                               GROWTH FUND
----------------------                           SMALL CAP GROWTH FUND
                                               (FORMERLY THE SMALL CAP STOCK FUND)
  SHORT TERM INCOME FUND                         INTERNATIONAL GROWTH FUND
  U.S. GOVERNMENT SECURITIES FUND
  INCOME FUND
  HIGH YIELD FUND
  MONEY MARKET FUND



This Statement of Additional Information ("SAI") is not a prospectus but supplements the information contained in the Prospectuses relating to Class 1 and Class 2 shares of the Flexible Income Portfolio, Conservative Balanced Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio (the "Portfolios") of WM Variable Trust (the "Trust") and REIT Fund, Equity Income Fund, Growth & Income Fund, West Coast Equity Fund, Mid Cap Stock Fund, Growth Fund, Small Cap Stock Fund, International Growth Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, High Yield Fund and Money Market Fund (the "Funds"), dated May 1, 2004, as revised from time to time. The SAI should be read in conjunction with the Prospectuses, as amended or supplemented from time to time. The Trust's Annual Report for the year ended December 31, 2003 is incorporated by reference into this SAI. The Trust's Prospectuses and Annual Report incorporated by reference may be obtained without charge by writing to WM Shareholder Services, Inc. ("Shareholder Services") at 1201 Third Avenue, 22nd Floor, Seattle, Washington, 98101, by accessing www.wmgroupoffunds.com or by calling Shareholder Services at 1-800-222-5852.

                               TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY.............................    3
MANAGEMENT..................................................    3
INVESTMENT ADVISOR..........................................   10
CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR....   17
INVESTMENT OBJECTIVES AND POLICIES..........................   20
INVESTMENT RESTRICTIONS.....................................   35
PORTFOLIO TURNOVER..........................................   41
SECURITIES TRANSACTIONS.....................................   42
NET ASSET VALUE.............................................   45
TAXES.......................................................   47
FINANCIAL STATEMENTS........................................   49
APPENDIX....................................................   50

                        GENERAL INFORMATION AND HISTORY


The Trust is an open-end management investment company, and each Fund is diversified. As discussed in the Prospectus, the five Portfolios invest in various Funds.


                                   MANAGEMENT

TRUSTEES AND OFFICERS


The Trust, together with WM Trust I, WM Trust II and WM Strategic Asset Management Portfolio, LLC (together, the "Trusts" or the "Fund Complex"), is governed by a common Board of Trustees (the "Trustees") which oversees the Trust's activities and is responsible for protecting the interests of shareholders. The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations, are set forth in the following table. The table also identifies those Trustees who are "interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). These Trustees are considered "interested persons" of the Trust due to their affiliations with one or more of Washington Mutual, Inc., WM Advisors, Inc. ("WM Advisors"), WM Funds Distributor, Inc. and WM Shareholder Services, Inc. The officers of the Trust are employees of organizations that provide services to the Portfolios and Funds offered by the Trust.


TRUSTEES AND OFFICERS:


                                                                                         NUMBER OF
                                                                                       PORTFOLIOS AND
                                                                                          FUNDS IN
                                                                                        FUND COMPLEX
NAME, AGE, AND ADDRESS                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY         OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE(1)(2)           TIME SERVED(3)          DURING PAST 5 YEARS        TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Wayne L. Attwood, M.D., 75        Composite Funds-11 years   Retired doctor of               41         None.
                                  WM Group of Funds-6        internal medicine and
                                  years                      gastroenterology.
------------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake, 50              Composite Funds-3 years    CPA specializing in             41         Frank Russell Investment
                                  WM Group of Funds-6        personal financial and                     Company, Russell Insurance
                                  years                      tax planning.                              Funds, Avista Corporation,
                                                                                                        St. George School.
------------------------------------------------------------------------------------------------------------------------------------
Edmond R. Davis, Esq., 75         Sierra Funds-8 years WM    Partner at the law firm         41         Braille Institute of
                                  Group of Funds-6 years     of Davis and Whalen LLP.                   America, Inc., Children's
                                                                                                        Bureau of Southern
                                                                                                        California, Children's
                                                                                                        Bureau Foundation, Fifield
                                                                                                        Manors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Carrol R. McGinnis, 60            Griffin Funds-5 years WM   Founder of McGinnis             41         Baptist Foundation of Texas,
                                  Group of Funds-6 years     Investments. Prior to                      Concord Trust Company.
                                                             1994, President and
                                                             Chief Operating Officer
                                                             of Transamerica Fund
                                                             Management Company.
------------------------------------------------------------------------------------------------------------------------------------
Alfred E. Osborne, Jr., Ph.D.,    Sierra Funds-7 years WM    Senior Associate Dean of        41         Nordstrom Inc., K2, Inc.,
 59                               Group of Funds-6 years     Anderson Graduate School                   First Pacific Advisors'
                                                             of Management of the                       Capital, Crescent and New
                                                             University of California                   Income Funds, Equity
                                                             Los Angeles.                               Marketing Inc., member of
                                                                                                        Investment Company Institute
                                                                                                        National Board of Governors.
------------------------------------------------------------------------------------------------------------------------------------
Daniel L. Pavelich, 59            Composite Funds-1 year     Retired Chairman and CEO        41         Wild Seed, Ltd., Gitwit,
                                  WM Group of Funds-6        of BDO Seidman LLP.                        Inc., Catalytic, Inc.,
                                  years                                                                 Vaagen Bros. Lumber, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jay Rockey, 76                    Composite Funds-3 years    Founder and Chairman of         41         Downtown Seattle
 2121 Fifth Avenue                WM Group of Funds-5        The Rockey Company, now                    Association; Rainier Club;
 Seattle, WA 98121                years                      Rocky, Hill & Knowlton.                    WSU Foundation.
------------------------------------------------------------------------------------------------------------------------------------
Richard C. Yancey,                Composite Funds-23 years   Retired Managing                41         AdMedia Partners Inc.; Czech
 (Lead Trustee), 77               WM Group of Funds-5        Director of Dillon Reed                    and Slovak American
                                  years                      & Co., an Investment                       Enterprise Fund.
                                                             Bank now part of UBS.

                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                                                                                       FUND COMPLEX
NAME, AGE, AND ADDRESS                   LENGTH OF           PRINCIPAL OCCUPATION(S)    OVERSEEN BY        OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE(2)               TIME SERVED(3)          DURING PAST 5 YEARS        TRUSTEE            HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Anne V. Farrell, 68               Composite Funds-4 years    President Emeritus of          41         Washington Mutual, Inc.;
                                  WM Group of Funds-5        the Seattle Foundation.                   REI.
                                  years
-----------------------------------------------------------------------------------------------------------------------------------
Michael K. Murphy, 67             Composite Funds-3 years    Chairman of CPM                41         Washington Mutual, Inc.
                                  WM Group of Funds-5        Development Corporation.
                                  years
-----------------------------------------------------------------------------------------------------------------------------------
William G. Papesh, 61             Composite Funds-9 years    President, CEO and             41         None.
 President and CEO                WM Group of Funds-5        Director of the Advisor,
                                  years                      Distributor and
                                                             Administrator.



NAME, AGE, AND ADDRESS                    POSITION(S) HELD WITH REGISTRANT &              PRINCIPAL OCCUPATION(S) DURING
OF OFFICER(2)                                   LENGTH OF TIME SERVED                              PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Wendi B. Bernard, 35                 Assistant Vice President and Assistant        Assistant Vice President of the
                                     Secretary since 2003.                         Administrator
-------------------------------------------------------------------------------------------------------------------------------
Monte D. Calvin, CPA, 60,            First Vice President since 2002. Prior to     First Vice President and Director of the
                                     2002, other officer positions held since      Administrator, Advisor and Distributor.
                                     1988.
-------------------------------------------------------------------------------------------------------------------------------
Sandy Cavanaugh, 49                  Senior Vice President since 2000. Prior to    President and Director of the Distributor
                                     2000, First Vice President since 1997.        and Administrator since 2004. Senior Vice
                                                                                   President and Director of the Distributor
                                                                                   and Director of the Advisor and
                                                                                   Administrator from 1997 to 2003.
-------------------------------------------------------------------------------------------------------------------------------
Alex Ghazanfari, 28                  Vice President and Assistant Compliance       Vice President and Chief Compliance Officer
                                     Officer since 2003.                           of the Distributor. Prior to 2003, senior
                                                                                   level positions with the Distributor and
                                                                                   WM Financial Services.
-------------------------------------------------------------------------------------------------------------------------------
Sharon L. Howells, 53                First Vice President since 2000.              First Vice President, Secretary and Director
                                                                                   of the Advisor, Distributor and
                                                                                   Administrator.
-------------------------------------------------------------------------------------------------------------------------------
Jeffery L. Lunzer, 43                Vice President, Chief Financial Officer and   Vice President of the Administrator. Prior
                                     Treasurer since 2003.                         to 2003, senior level positions at the
                                                                                   Columbia Funds and Columbia Co.
-------------------------------------------------------------------------------------------------------------------------------
William G. Papesh, 61                President and CEO since 1987. Prior to 1987,
                                     other officer positions since 1972.
-------------------------------------------------------------------------------------------------------------------------------
Gary Pokrzywinski, 42                First Vice President since 2001.              Senior Vice President of the Advisor.
                                     Prior to 2001, Vice President since 1999.
-------------------------------------------------------------------------------------------------------------------------------
Stephen Q. Spencer, 45               First Vice President since 2001.              First Vice President of the Advisor. Prior
                                                                                   thereto, senior level positions with Smoot,
                                                                                   Miller, Cheney Co., a financial services
                                                                                   firm.
-------------------------------------------------------------------------------------------------------------------------------
John T. West, 49                     First Vice President, Secretary and           First Vice President of the Administrator,
                                     Compliance Officer since 2003. Prior to       Advisor and Distributor.
                                     2003, other officer positions held since
                                     1993.
-------------------------------------------------------------------------------------------------------------------------------
Randall L. Yoakum, 44                Senior Vice President since 2001.             Senior Vice President and Chief Investment
                                     Prior to 2001, First Vice President since     strategist of the Advisor. Director of the
                                     1999.                                         Advisor, Distributor and Administrator since
                                                                                   1999. Prior thereto, senior positions at
                                                                                   D.A. Davidson and Boatmen's Trust.
-------------------------------------------------------------------------------------------------------------------------------


---------------

(1) The term "Independent Trustee" means Trustees who are not "interested persons" as defined by the 1940 Act.



(2) The address for all Trustees and Officers is 1201 Third Avenue, 22nd Floor, Seattle, WA 98101.



(3) The Sierra Funds merged with the Composite Funds on March 23, 1998 to form the WM Group of Funds. The Griffin Funds merged with the WM Group of Funds on March 5, 1999.

As of March 1, 2004, except as noted below, to the knowledge of the Trust, no shareholders owned of record or beneficially 5% or more of, and the officers and Trustees of the Portfolios and Funds as a group, owned of record or beneficially less than 1% of the outstanding shares of the indicated classes of the Portfolios or Funds:



ANCHOR NATIONAL LIFE INSURANCE CO.
(AN ASSET MANAGER AND ADMINISTRATOR)
VARIABLE SEPARATE ACCOUNT
WM DIVERSIFIED STRATEGIES
P.O. BOX 54299, LOS ANGELES, CA 90054-0299
PARENT COMPANY: AMERICAN INTERNATIONAL GROUP, INC.
STATE OF INCORPORATION: ARIZONA
---------------------------------------------------------
Flexible Income Portfolio Class 1............
Flexible Income Portfolio Class 2............
Conservative Balanced Portfolio Class 1......
Conservative Balanced Portfolio Class 2......
Balanced Portfolio Class 1...................
Balanced Portfolio Class 2...................
Conservative Growth Portfolio Class 1........
Conservative Growth Portfolio Class 2........
Strategic Growth Portfolio Class 1...........
Strategic Growth Portfolio Class 2...........
Equity Income Fund Class 1...................
Equity Income Fund Class 2...................
Growth & Income Fund Class 1.................
Growth & Income Fund Class 2.................
West Coast Equity Fund Class 1...............
West Coast Equity Fund Class 2...............
Mid Cap Stock Fund Class 1...................
Mid Cap Stock Fund Class 2...................
Growth Fund Class 1..........................
Growth Fund Class 2..........................
Small Cap Stock Fund Class 1.................
Small Cap Stock Fund Class 2.................
International Growth Fund Class 1............
International Growth Fund Class 2............
Short Term Income Fund Class 1...............
Short Term Income Fund Class 2...............
U.S. Government Securities Class 1...........
U.S. Government Securities Class 2...........
Income Fund Class 1..........................
Income Fund Class 2..........................
Money Market Fund Class 1....................
Money Market Fund Class 2....................

HARRIS TRUST COMPANY
(AN INVESTMENT MANAGEMENT COMPANY)
FBO WASHINGTON MUTUAL INC.
CASH BALANCE PENSION PLAN
P.O. BOX 71940, CHICAGO, IL 60694
PARENT COMPANY: HARRIS BANCORP
STATE OF INCORPORATION: ARIZONA
---------------------------------------------------------
Flexible Income Portfolio Class 1............
Conservative Balanced Portfolio Class 1......
Balanced Portfolio Class 1...................
Conservative Growth Portfolio Class 1........
Strategic Growth Portfolio Class 1...........

AMERICAN GENERAL LIFE INSURANCE CO.
(AN ASSET MANAGER AND ADMINISTRATOR)
VARIABLE PRODUCTS DEPARTMENT
P.O. BOX 1591, HOUSTON, TX 77251-1591
PARENT COMPANY: AMERICAN INTERNATIONAL GROUP, INC.
STATE OF INCORPORATION: TEXAS
---------------------------------------------------------
Flexible Income Portfolio Class 1............
Conservative Balanced Portfolio Class 1......
Balanced Portfolio Class 1...................
Conservative Growth Portfolio Class 1........
Strategic Growth Portfolio Class 1...........
Equity Income Fund Class 1...................
Growth & Income Fund Class 1.................
West Coast Equity Fund Class 1...............
Mid Cap Stock Fund Class 1...................
Growth Fund Class 1..........................
Small Cap Stock Fund Class 1.................
International Growth Fund Class 1............
Short Term Income Fund Class 1...............
U.S. Government Securities Class 1...........
Income Fund Class 1..........................
Money Market Fund Class 1....................

FARMERS FINANCIAL SOLUTIONS LLC
(A FINANCIAL SERVICES FIRM)
VUL OMNIBUS ACCOUNT
VA OMNIBUS ACCOUNT
2423 GALENA AVE., SIMI VALLEY, CA 93065
PARENT COMPANY: ALLIED ZURICH P.L.C. AND
                 ZURICH ALLIED AG
STATE OF INCORPORATION: WASHINGTON
---------------------------------------------------------
Flexible Income Portfolio Class 2............
Conservative Balanced Portfolio Class 2......
Balanced Portfolio Class 2...................
Conservative Growth Portfolio Class 2........
Strategic Growth Portfolio Class 2...........
Equity Income Fund Class 2...................
Mid Cap Stock Fund Class 2...................
Small Cap Stock Fund Class 2.................



Each of the persons named above may be considered to be a "controlling person" for purposes of the 1940 Act with respect to the named Portfolios and Funds. The Portfolios and Funds have no knowledge as to the beneficial ownership of their shares.

BENEFICIAL OWNERSHIP BY TRUSTEES


Listed below for each Trustee is a dollar range of securities beneficially owned in the Trust together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2003.



----------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                           SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT
                                     DOLLAR RANGE OF EQUITY SECURITIES   COMPANIES OVERSEEN BY DIRECTOR IN
                                        IN THE PORTFOLIOS AND FUNDS       FAMILY OF INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------
 Wayne L. Attwood, M.D.                           N/A                                  C
----------------------------------------------------------------------------------------------------------
 Kristianne Blake                                 N/A                                  E
----------------------------------------------------------------------------------------------------------
 Edmond R. Davis. Esq                             N/A                                  D
----------------------------------------------------------------------------------------------------------
 Carrol R. McGinnis                               N/A                                  E
----------------------------------------------------------------------------------------------------------
 Alfred E. Osborne, Jr. Ph.D.                     N/A                                  B
----------------------------------------------------------------------------------------------------------
 Daniel L. Pavelich                               N/A                                  E
----------------------------------------------------------------------------------------------------------
 Jay Rockey                                       N/A                                  E
----------------------------------------------------------------------------------------------------------
 Richard C. Yancey                                N/A                                  E
----------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
 Anne V. Farrell                                  N/A                                  D
----------------------------------------------------------------------------------------------------------
 Michael K. Murphy                                N/A                                  C
----------------------------------------------------------------------------------------------------------
 William G. Papesh                                N/A                                  E
----------------------------------------------------------------------------------------------------------


---------------

A = $1 to $10,000

B = $10,001 to $50,000

C = $50,001 to $100,000


D = $100,001 to $250,000



E = over $250,000

The Trustees and certain Officers of the Trust are also Trustees or Officers of WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios ("SAMP"), LLC. WM Trust I, WM Trust II and SAMP are investment companies advised by WM Advisors. There are currently forty-one (41) portfolios within the Fund Complex that are overseen by each of the Trustees. Each of the Trustees and Officers of the Trust who is also an Officer of the Advisor or Shareholder Services, as a result, is an affiliated person, for purposes of the 1940 Act, of the Advisor or Shareholder Services, as the case may be. Unless indicated otherwise, each Trustee and executive officer shall hold the indicated positions until his or her earlier resignation or removal.



REMUNERATION. No Trustee who is an officer or employee of the Advisor or its affiliates receives any compensation from the Trust for serving as Trustee of the Trust. The Trusts pay each Trustee who is not a director, officer or employee of the Advisor or its affiliates a fee of $30,000 per annum plus $3,000 per Board meeting attended in person and $1,000 per Board meeting attended by telephone, and reimburses each such Trustee for travel and out-of-pocket expenses. The Lead Trustee receives an additional $12,000 per annum and the Chairman of the Audit Committee receives an additional $5,000 per annum. The Chairman of each committee receives a fee of $1,000 per committee meeting and committee members each receive $1,000 per committee meeting. Officers of the Trust receive no direct remuneration in such capacity from the Trust. Officers and Trustees of the Trust who are employees of the Advisor or its affiliates may be considered to have received remuneration indirectly.



COMMITTEES. The Trust has established a Governance Committee, an Investment Committee, an Operations/Distribution Committee, a Valuation Committee and an Audit Committee.



The duties of the Governance Committee of the Trust include oversight of the Trust's legal counsel, review of the Trustees' compensation, oversight of regulatory compliance and review of assignments to each of the Trust's other committees. The members of the Governance Committee are Richard C. Yancey (chair), Daniel L. Pavelich and Kristianne Blake. The Governance Committee held two meetings in 2003.



The duties of the Investment Committee include the review of and oversight of compliance with the investment restrictions of the Portfolios and the Funds, the review of advisory contracts and contracts with custodians and sub-advisors, the review of the pricing, valuation and performance of the Portfolios and Funds, the review of brokerage policies and the review of transactions with affiliates. The members of the Investment Committee are Richard C. Yancey (chair), Anne V. Farrell, and Carrol R. McGinnis. The Investment Committee held four meetings in 2003.



The duties of the Operations/Distribution Committee include monitoring the activities of the Distributor, Transfer Agent and Administrator and considering new funds, review of possible termination of funds and/or merging small funds. The members of the Operations/Distribution Committee are Kristianne Blake (chair), Michael K. Murphy and Jay Rockey. The Operations/Distribution Committee held four meetings in 2003.



The duties of the Audit Committee include oversight of each Fund's financial reporting policies and practices, oversight of the quality and objectivity of each Fund's financial statements and the independent public accountant, oversight of the adequacy of the Fund's overall system of internal controls and to act as a liaison between the Fund's independent public accountants and the Board of Trustees.



CODES OF ETHICS. The Trust, the Advisor, WM Funds Distributor, Inc. and each of the sub-advisors to the Funds ("Sub-advisors") have adopted codes of ethics in accordance with Rule 17j-1 under the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Portfolios or the Funds.



PROXY VOTING POLICIES. The Board of Trustees has delegated to the Advisor, or, where applicable, the Sub-advisor responsible for the management of a particular Fund (or, for the Growth Fund, the relevant portion of the Fund), responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the Advisor's or Sub-advisor's proxy voting policies and procedures. A copy of the proxy voting policies and procedures to be followed by the Advisor and each Sub-advisor, including procedures to be used when a vote presents a conflict of interest, are attached hereto as Appendix B -- Proxy Voting Policies.

COMPENSATION


The following table shows the aggregate compensation paid to each of the Trust's Trustees by each Fund and Portfolio for the fiscal year ended December 31, 2003 and by the "Fund Complex" for calendar year 2003. The Fund Complex consists of the Portfolios and Funds, together with WM Strategic Asset Management Portfolios, LLC, WM Trust I and WM Trust II. None of the Trusts has any plan that would pay pension or retirement benefits to any Trustee.


                               COMPENSATION TABLE


                                            FLEXIBLE    CONSERVATIVE               CONSERVATIVE   STRATEGIC   EQUITY   GROWTH &
                                             INCOME       BALANCED     BALANCED       GROWTH       GROWTH     INCOME    INCOME
INDEPENDENT TRUSTEES                        PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO    FUND      FUND
--------------------                        ---------   ------------   ---------   ------------   ---------   ------   --------
David E. Anderson(1)......................
Wayne L. Attwood, M.D. ...................
Kristianne Blake..........................
Edmond R. Davis, Esq. ....................
Carrol R. McGinnis........................
Alfred E. Osborne, Jr., Ph.D. ............
Daniel L. Pavelich........................
Jay Rockey................................
Morton O. Schapiro(2).....................
Richard C. Yancey.........................

INTERESTED TRUSTEES
------------------------------------------
Anne V. Farrell...........................
Michael K. Murphy.........................
William G. Papesh.........................



                                                                                                                    U.S.
                                        WEST COAST   MID CAP            SMALL CAP   INTERNATIONAL   SHORT TERM   GOVERNMENT
                                          EQUITY      STOCK    GROWTH     STOCK        GROWTH         INCOME     SECURITIES
INDEPENDENT TRUSTEES                       FUND       FUND      FUND      FUND          FUND           FUND         FUND
--------------------                    ----------   -------   ------   ---------   -------------   ----------   ----------
David E. Anderson(1)..................
Wayne L. Attwood, M.D. ...............
Kristianne Blake......................
Edmond R. Davis, Esq. ................
Carrol R. McGinnis....................
Alfred E. Osborne, Jr., Ph.D. ........
Daniel L. Pavelich....................
Jay Rockey............................
Morton O. Schapiro(2).................
Richard C. Yancey.....................

INTERESTED TRUSTEES
--------------------------------------
Anne V. Farrell.......................
Michael K. Murphy.....................
William G. Papesh.....................


---------------


(1) Retired as of May 2003.



(2) Retired as of February 2003.

                                                                                                              TOTAL COMPENSATION
                                                                 TOTAL           PENSION OR                        FROM THE
                                                             COMPENSATION        RETIREMENT      ESTIMATED       FUND COMPLEX
                                                   MONEY    FOR FISCAL YEAR   BENEFITS ACCRUED    BENEFITS     PAID TO TRUSTEES
                                          INCOME   MARKET        ENDED        AS PART OF FUND       UPON           FOR YEAR
INDEPENDENT TRUSTEES                       FUND     FUND      12/31/2003          EXPENSES       RETIREMENT    ENDED 12/31/2003
--------------------                      ------   ------   ---------------   ----------------   ----------   -------------------
David E. Anderson(1)....................
Wayne L. Attwood, M.D. .................
Kristianne Blake........................
Edmond R. Davis, Esq. ..................
Carrol R. McGinnis......................
Alfred E. Osborne, Jr., Ph.D. ..........
Daniel L. Pavelich......................
Jay Rockey..............................
Morton O. Schapiro(2)...................
Richard C. Yancey.......................

INTERESTED TRUSTEES
----------------------------------------
Anne V. Farrell.........................
Michael K. Murphy.......................
William G. Papesh.......................


---------------


(1) Retired as of May 2003.



(2) Retired as of February 2003.


                      INVESTMENT ADVISOR AND SUB-ADVISORS

WM Advisors serves as investment advisor to each of the Portfolios and Funds, and certain sub-advisors ("Sub-advisors") serves as investment Sub-advisor to one or more Funds, pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, WM Advisors and the Sub-advisors are described in the Prospectuses under "Organization." WM Advisors and the Sub-advisors each (i) compensates its respective directors and pays the salaries of its respective officers and employees, (ii) compensates its respective officers and employees that serve as officers of the Trust, and (iii) maintains office facilities for the Trust.


The Trust, WM Advisors and the Sub-advisors have adopted codes of ethics which generally permit personal securities trading by their personnel, subject to certain conditions that are intended to prevent such personnel from defrauding the Trust.


In determining to approve the most recent annual extension of the Trust's investment advisory agreement with the Advisor (the "Advisory Agreement") and the investment sub-advisory agreements among the Trust, the Advisor and certain Sub-advisors with respect to the Growth and International Growth Funds (the "Sub-advisory Agreements"), the Trustees met over the course of the Trust's last fiscal year with the relevant investment advisory personnel and considered information provided by the Advisor and the Sub-advisors relating to the education, experience and number of investment professionals and other personnel providing services under the Advisory Agreement and each Sub-advisory Agreement. For more information on these personnel, see the Sections entitled
"Organization -- Advisor and Sub-Advisors" and "Organization -- Individual Fund Managers" in the Trust's Prospectuses. The Trustees also took into account the time and attention devoted by senior management to the Portfolios and Funds. The Trustees evaluated the level of skill required to manage the Portfolios and Funds, and concluded that the human resources devoted by the Advisor and the Sub-advisors to the Fund were appropriate to fulfill effectively their respective duties under the Advisory Agreement and Sub-advisory Agreements. The Trustees also considered the business reputation of the Advisor and the Sub-advisors, their financial resources and their professional liability insurance coverage, and concluded that they would be able to meet any reasonably foreseeable obligations under the respective agreements.

The Trustees received information concerning the investment philosophies and investment processes applied by the Advisor and the Sub-advisors in managing the Portfolios and Funds, as disclosed in the Prospectuses. In this connection, the Trustees considered the in-house research capabilities of the Advisor and the Sub-advisors as well as other sources available to the Advisor's and the Sub-advisor's personnel, including research services available to the Advisor and the Sub-advisors as a result of securities transactions effected for the Funds and other investment advisory clients. (For more information, see the description under "Securities Transactions" below.) The Trustees concluded that the investment process, research capabilities and philosophies of the Advisor and the Sub-advisors were well suited to the respective Portfolios and Funds, given their respective investment objectives and policies.

The Trustees considered the scope of the services provided by the Advisor to the Portfolios and Funds under the Advisory Agreement, and those provided by the Sub-advisors under the Sub-advisory Agreements, relative to services provided by other third parties to other mutual funds. The Trustees noted that the standard of care applicable to the Advisor and the Sub-advisors under the respective agreements was comparable to that found in most mutual fund investment advisory agreements. The Trustees concluded that the scope of the services provided to the Funds by the Advisor and the Sub-advisors was consistent with the Portfolios' and Funds' operational requirements, including, in addition to its investment objective, compliance with the Portfolios' and Funds' investment restrictions, tax and reporting requirements and related shareholder services.


The Trustees considered the quality of the services provided by the Advisor and the Sub-advisors to the Portfolios and Funds. The Trustees evaluated the records of the Advisor and Sub-advisors with respect to regulatory compliance and compliance with the investment policies of the Portfolios and Funds. The Trustees also evaluated the procedures of the Advisor and each Sub-advisor designed to fulfill their fiduciary duties to the Portfolios and Funds with respect to possible conflicts of interest, including the codes of ethics of the Advisor and each of the Sub-advisors (regulating the personal trading of its officers and employees (see "Code of Ethics" above under "Management")), the procedures by which the Advisor allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Advisor and the Sub-advisors in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Securities Transactions" below.



The Trustees considered oversight by the Advisor of non-advisory services provided by persons other than the Advisor, including the Sub-advisors, by reference, among other things, to the Portfolios' and Funds' total expenses and the reputation of the Trust's other service providers, as described below. The Trustees also considered information relating to the investment performance of the Portfolios and Funds relative to their respective performance benchmark(s), relative to other similar accounts managed by the Advisor and the relevant Sub-advisors and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including one-, five- and ten-year calendar year periods (as disclosed in the Prospectuses), performance under different market conditions and during different phases of a market cycle, the volatility of each Portfolio's and Fund's returns, as well as factors identified by the Advisor or the Sub-advisor as contributing to performance. See "Individual Portfolio Reviews" in the Trust's most recent Annual Reports. The Trustees concluded that the scope and quality of the services provided by the Advisor and the Sub-advisors, as well as the investment performance of the Portfolios and Funds, was sufficient, in light of market conditions, performance attribution, the resources dedicated by the Advisor and the Sub-advisors and their integrity, their personnel and systems, and their respective financial resources, to merit reapproval of the Advisory Agreement and each Sub-advisory Agreement for another year.



In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreement and each Sub-advisory Agreement. The Trustees reviewed information, including information supplied by other third parties, concerning fees paid to investment advisers of similarly-managed funds. The Trustees also considered the fees of each Portfolio and Fund as a percentage of assets at different asset levels and possible economies of scale available to the Advisor and/or the relevant Sub-advisor. In particular, the Trustees evaluated the profitability of the Advisor with respect to the Portfolios and Funds, concluding that such profitability was not inconsistent with levels of profitability that had been determined by courts not to be "excessive." For these purposes, the Trustees not only took into account the actual dollar amount of fees paid by each Portfolio and Fund directly to the Advisor and the applicable Sub-advisors, but also took into account so-called "fallout benefits" to the Advisor and the Sub-advisors such as reputational value derived from serving as investment advisor to one or more of the Portfolios and Funds.



In evaluating the Portfolios' and Funds' advisory and sub-advisory fees, the Trustees also took into account the complexity of investment management for each Portfolio and Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds, including state-specific municipal funds require greater intensity of research and trading acumen than larger capitalization or more diversified funds.


Based on the foregoing, the Trustees concluded that the fees to be paid to the Advisor and the Sub-advisors under the Advisory Agreement and each Sub-advisory Agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor and the Sub-advisors.

MANAGEMENT FEES


Each Portfolio and Fund pays a management fee to the Advisor. The management fee is calculated and paid to the Advisor every month. The management fee for each Portfolio and Fund is based upon a percentage of the average net assets of such Portfolio or Fund. Absent fee waivers, the management fee for each Portfolio and Fund, as provided in the investment advisory agreement of the Portfolio or Fund, is as follows:



FUND                                                                         FEES
----                                                          -----------------------------------
Each of the Portfolios......................................  0.10% of all assets
REIT Fund...................................................  0.80% of the first $500 million
                                                              0.75% of the next $1.5 billion
                                                              0.70% of the next $1 billion
                                                              0.65% thereafter
Equity Income Fund..........................................  0.625% of the first $500 million
                                                              0.50% thereafter
Small Cap Value Fund........................................  0.90% of the first $25 million
                                                              0.85% of the next $475 million
                                                              0.75% thereafter
Growth & Income Fund........................................  0.80% of the first $100 million
                                                              0.75% of the next $100 million
                                                              0.70% of the next $200 million
                                                              0.65% of the next $100 million
                                                              0.575% thereafter
West Coast Equity Fund......................................  0.625% of the first $500 million
                                                              0.50% thereafter
Mid Cap Stock Fund..........................................  0.75% the first $3 billion
                                                              0.70% thereafter
Growth Fund*................................................  0.95% of the first $25 million
                                                              0.875% thereafter
Small Cap Growth Fund.......................................  0.90% of the first $25 million
                                                              0.85% of the next $475 million
                                                              0.75% thereafter
International Growth Fund**.................................  0.20% of the first $25 million
                                                              0.35% of the next $25 million
                                                              0.425% of the next $75 million
                                                              0.325% of the next $125 million
                                                              0.375% thereafter
Short Term Income Fund......................................  0.50% of the first $200 million
                                                              0.45% on the next $300 million
                                                              0.40% thereafter
U.S. Government Securities Fund.............................  0.50% the first $3 billion
                                                              0.45% thereafter
Income Fund.................................................  0.50% the first $3 billion
                                                              0.45% thereafter
High Yield Fund.............................................  0.625% of the first $250 million
                                                              0.50% thereafter
Money Market Fund...........................................  0.45% of all assets



 * The Advisory Agreement was amended effective January 1, 2000 to provide for direct payment of the Sub-advisors by the Fund. The fee shown will be reduced by the Sub-advisory fees, which will fluctuate depending on the allocation of assets among the three Sub-advisors.



** The Advisory and Sub-advisory agreements for the Fund were amended effective
   January 1, 2000 to provide for the direct payment of the Sub-advisor by the Fund. The fee shown above reflect this amendment (i.e., they are net of Sub-advisory fees). The Advisor also receives the benefit of the fee aggregation policies described below.

SUB-ADVISORY FEES



The funds listed below pay to their Sub-advisors a monthly fee at an annual rate of the following percentages of the average net assets of each such Fund:



SUB-ADVISOR FUND                                                             FEES
----------------                                              -----------------------------------
COLUMBIA MANAGEMENT ADVISORS, INC.
  Growth Fund...............................................  0.60% of the first $25 million
                                                              0.40% of the next $25 million
                                                              0.30% of the next $50 million
                                                              0.25% of the next $400 million
                                                              0.15% thereafter*
JANUS CAPITAL MANAGEMENT LLC
  Growth Fund...............................................  0.55% of the first $25 million
                                                              0.50% of the next $475 million
                                                              0.45% thereafter*
OPPENHEIMERFUNDS, INC.
  Growth Fund...............................................  0.40% of the first $150 million
                                                              0.375% of the next $150 million
                                                              0.35% of the next $200 million
                                                              0.30% thereafter*
CAPITAL GUARDIAN TRUST COMPANY
  International Growth Fund.................................  0.75% of the first $25 million
                                                              0.60% of the next $25 million
                                                              0.425% of the next $200 million
                                                              0.375% thereafter**



 * Assets of WM Variable Trust Growth Fund are included with the assets of the Growth Fund for purposes of determining fees.



** Subject to the following fee aggregation policies:



For fee purposes, asset aggregation will apply to all accounts of (i) the Fund,
(ii) any other investment company advised by WM Advisors or any of its affiliates, (iii) any pension or employee benefit plan sponsored by WM Advisors or any of its affiliates or (iv) WM Advisors or its affiliates that are managed by Sub-advisor or its affiliates, except for emerging markets equity investments and investments in other funds with internally charged fees ("Eligible Accounts"). In order to achieve the benefit of asset aggregation, the combined actual fees must exceed the combined total of the minimum fee applicable to each Eligible Account.



For Eligible Accounts with the same investment objectives and guidelines, all assets for these Eligible Accounts will be aggregated for fee calculation purposes.



     For Eligible Accounts with different investment objectives and guidelines:



          1. Each Eligible Account will be charged on the first $10 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $10 million will be aggregated and charged at the incremental rate for the appropriate mandate.


          2. Assets invested in commingled funds will be aggregated and charged at the incremental rate for the appropriate mandate.

          3. The first additional account within a new country will be charged on the first $15 million at the initial breakpoint rate for the appropriate mandate. Any incremental assets over $15 million will be aggregated and charged at the incremental rate for the appropriate mandate.


     For asset aggregation purposes, Eligible Accounts will be aggregated in the following order: balanced, equity-developed markets, convertible, fixed-income-high yield, fixed-income-emerging markets, and fixed-income-developed markets.



     The benefit from asset aggregation, if any, will be calculated by comparing total aggregated fees to total unaggregated fees for all Eligible Accounts. The resulting percentage discount will be applied to each Eligible Account's unaggregated fees.



     If all Eligible Accounts are not denominated in the same currency, the local currency assets of each Eligible Account and the related fees calculated on an unaggregated basis will be converted to U.S. dollars using the applicable foreign exchange rate. The total of such fees will be compared to the Eligible Accounts' total aggregated fees. The resulting percentage discount will then be applied to each Eligible Account's unaggregated fee as determined in U.S. dollars.



     The following fee discount will be applied based upon the total aggregated fees paid by all accounts of (i) the Fund, (ii) any other investment company advised by WM Advisors or any of its affiliates, (iii) any pension or employee benefit plan sponsored by WM Advisors or any of its affiliates or (iv) WM Advisors or its affiliates that are managed by Sub-advisor or its affiliates:



       Aggregate Fees between $1.25 million to $4 million..........     5% discount
       Aggregate Fees between $4 million to $8 million.............   7.5% discount
       Aggregate Fees between $8 million to $12 million............    10% discount
       Aggregate Fees over $12 million.............................  12.5% discount



     For this purpose, aggregated fees will include all fees from separate accounts, commingled funds, and funds internally charged fees managed by Sub-advisors and its affiliates, except for investments in American Funds' mutual funds. The resulting fee discount percentage will be applied to each account's fees (excluding fees related to investments in funds with internally charged fees).


     For clients whose total aggregated fees (before discounts) exceed $3 million, fee breakpoints will be eliminated and each account will be charged at the lowest marginal fee rate applicable to the account's fee schedule.

     To determine the applicable fee discount level and breakpoint elimination threshold, the total aggregated fees for the quarter will be annualized. For this purpose, all local currency fees will be converted to a designated base currency.


     Fees related to investments in funds with internally charged fees will be estimated by multiplying the quarter end value of the account (adjusted on a prorated basis for any contributions or withdrawals during the quarter) by the fund's effective fee. For this purpose, the effective fee will be based on the value of the fund's quarter end assets and the fund's current fee schedule.



     Applicable discount levels and the elimination of fee breakpoints will be effective beginning with the first quarter a discount threshold is exceeded and will remain in effect unless the total fees fall below the discount threshold due to a significant withdrawal of assets. A decline in market value alone will not cause the reinstatement of a lower discount level or fee breakpoints.


The tables below show the investment advisory fees paid, and investment advisory fees waived, for the three most recent fiscal years.


                                 FISCAL YEAR ENDED          FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                 DECEMBER 31, 2003          DECEMBER 31, 2002          DECEMBER 31, 2001
                              ------------------------   ------------------------   ------------------------
                              FEES PAID    FEES WAIVED   FEES PAID    FEES WAIVED   FEES PAID    FEES WAIVED
                              ----------   -----------   ----------   -----------   ----------   -----------
Flexible Income Portfolio...                             $  113,173     $     0     $   56,457     $     0
Conservative Balanced
  Portfolio.................                             $   18,580     $18,580     $   11,246     $11,246
Balanced Portfolio..........                             $  364,098     $     0     $  334,487     $     0
Conservative Growth
  Portfolio.................                             $  276,615     $     0     $  308,416     $     0
Strategic Growth
  Portfolio.................                             $   86,300     $     0     $   98,792     $     0
Equity Income Fund..........                             $  706,100     $     0     $  489,771     $     0
Growth & Income Fund........                             $1,888,275     $     0     $2,373,210     $     0
West Coast Equity Fund......                             $  482,090     $     0     $  482,810     $     0
Mid Cap Stock Fund..........                             $  517,513     $     0     $  483,125     $     0
Growth Fund*................                             $  716,725     $     0     $  870,124     $     0
Small Cap Growth Fund.......                             $  433,390     $     0     $  611,039     $     0
International Growth
  Fund*.....................                             $  152,364     $     0     $  226,534     $     0
Short Term Income Fund......                             $  249,814     $     0     $  228,433     $     0
U.S. Government Securities
  Fund......................                             $  821,350     $     0     $  614,419     $     0
Income Fund.................                             $  869,019     $     0     $  713,108     $     0
Money Market Fund...........                             $  155,843     $     0     $  104,245     $     0


---------------
* The Advisory and Sub-advisory Agreements for the Funds were amended effective January 1, 2000 to provide for the direct payment of Sub-advisors by the Funds. The fees shown above reflect this amendment (i.e., are net of sub-advisory fees).


Sub-advisory fees were paid by the Funds for the fiscal years ended December 31, 2001, 2002 and 2003 in the following amounts (no fees were waived):



                                         2003                      2002                       2001
                                -----------------------   -----------------------   ------------------------
                                FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED   FEES PAID    FEES WAIVED
                                ---------   -----------   ---------   -----------   ----------   -----------
Growth Fund...................
  Janus.......................                            $251,170        $0        $1,021,330       $0
  Columbia....................                            $ 85,703        $0        $        0       $0
  Oppenheimer.................                            $282,119        $0        $        0       $0
  Total.......................                            $618,992        $0        $1,021,330       $0
International Growth Fund.....
  Capital Guardian............                            $322,857        $0        $  307,540       $0


           CUSTODIAN, ADMINISTRATOR, TRANSFER AGENT, DISTRIBUTOR AND
                            OTHER SERVICE PROVIDERS


The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Mellon Trust of New England, National Association, One Boston Place, Boston, Massachusetts

02108, serves as custodian for the Funds (the "Custodian"). In addition, the Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets. WM Shareholder Services, located at 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101, serves as the Trust's administrator and transfer agent.


For the years ended December 31, 2001, 2002 and 2003 the Portfolios and Funds paid to WM Shareholder Services, the following administration fees (no fees were waived):



                                                                2003          2002          2001
                                                             ----------    ----------    ----------
(NAME AND FINANCIAL INFO)                                    FEES PAID*    FEES PAID*    FEES PAID*
-------------------------                                    ----------    ----------    ----------
Flexible Income Portfolio..................................                 $169,759      $ 34,686
Conservative Balanced Portfolio............................                 $ 27,870      $ 16,869
Balanced Portfolio.........................................                 $546,148      $501,730
Conservative Growth Portfolio..............................                 $414,923      $462,622
Strategic Growth Portfolio.................................                 $129,449      $148,188
Equity Income Fund.........................................                 $      0      $      0
Growth & Income Fund.......................................                 $      0      $      0
West Coast Equity Fund.....................................                 $      0      $      0
Mid Cap Stock Fund.........................................                 $      0      $      0
Growth Fund................................................                 $      0      $      0
Small Cap Growth Fund......................................                 $      0      $      0
International Growth Fund..................................                 $      0      $      0
Short Term Income Fund.....................................                 $      0      $      0
U.S. Government Securities Fund............................                 $      0      $      0
Income Fund................................................                 $      0      $      0
Money Market Fund..........................................                 $      0      $      0


------------------------

* Beginning January 1, 2001, the Funds no longer paid administration fees to WM Shareholder Services.


WM Funds Distributor, Inc., located at 1201 Third Avenue, 22nd Floor, Seattle, Washington, 98101 (the "Distributor"), will purchase and resell shares of the Portfolios and Funds. The Distributor does not receive any compensation for the purchase or redemption of Class 1 Portfolio or Fund shares. The Portfolios and Funds have approved a distribution plan applicable to Class 2 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 distribution plan, the Distributor receives fees at an annual rate of up to 0.25% of the average daily net assets attributable to Class 2 shares of each Portfolio and Fund. For the year ended December 31, 2003, this fee amounted to $xxx,xxx.


The fees received by the Distributor under the Rule 12b-1 plan may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class 2 shares Portfolio and Fund shares, including payments to the Distributor's representatives and others for selling Class 2 shares. The Distributor may pay all or a portion of the fees to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondence, new applications and subsequent purchases. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 plan is characterized by the Securities and Exchange Commission (the "SEC") as a "compensation-type" plan. Under its terms, the Rule 12b-1 plan will remain in effect from year to year only if such continuance is approved annually by vote of the Board of Trustees.

COUNSEL AND INDEPENDENT AUDITORS


Ropes & Gray LLP, located at One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust and the Trustees who are not "interested persons" of the Trusts.



INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS



Deloitte & Touche LLP, 200 Berkeley St., Boston, MA 02116, serves as Independent Auditor to each of the Portfolios and Funds providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various filings with the Securities and Exchange Commission (the "SEC"). The financial statements, financial highlights and Independent Auditors' Reports of Deloitte & Touche LLP for each of the Portfolios and Funds contained in the Portfolios' and the Funds' Annual Report for the fiscal period ended October 31, 2003 are hereby incorporated by reference. The financial statements incorporated by reference into this SAI and the financial highlights in the Prospectus have been audited by Deloitte & Touche LLP and have been so included in reliance on the Independent Auditors' Reports, given on the authority of Deloitte & Touche LLP as experts in accounting and auditing.


                           ORGANIZATION OF THE TRUST


The Trust is an open-end management investment company that is organized as a "Massachusetts business trust" under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated January 27, 1993, as amended from time to time (the "Declaration of Trust"). Prior to March 20, 1998, the Trust was known as The Sierra Variable Trust. Certificates representing shares in the Trust are not physically issued. The Trust's Custodian and the Trust's transfer agent maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio or Fund except with respect to the election of Trustees and the selection of independent accountants.


Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

The Trust has the power to issue separate series of shares and has authorized the following nineteen separate series: Money Market Fund, Short Term Income Fund, U.S. Government Securities Fund, Income Fund, High Yield Fund, REIT Fund, Equity Income Fund, Growth & Income Fund, West Coast Equity Fund, Mid Cap Stock Fund, Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, International Growth Fund, Flexible Income Portfolio, Conservative Balanced Portfolio, Balanced Portfolio, Conservative Growth Portfolio and Strategic Growth Portfolio. The Trust offers shares of beneficial interest, each without par value. Additional series may be established. Prior to January 30, 1998, the Money Market Fund was known as the Global Money Fund. Prior to March 20, 1998, the U.S. Government Securities Fund was known as the U.S. Government Fund, the Income Fund was known as the Corporate Income Fund, the Growth & Income Fund was known as the Growth and Income Fund, the Strategic Growth Portfolio was known as the Capital Growth Portfolio, the Conservative Growth Portfolio was known as the Growth Portfolio and the Flexible Income Portfolio was known as the Value Portfolio. Prior to March 1, 2002, the West Coast Equity Fund was known as the Growth Fund of the Northwest.


The Trust's Board of Trustees monitors potential conflicts among variable life insurance policies, variable annuity contracts, insurance company shareholders, and qualified retirement plan shareholders, and will determine what, if any, action should be taken to resolve any conflicts.

Massachusetts law provides that the shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the assets of the relevant Portfolio or Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Trust.

                       INVESTMENT OBJECTIVES AND POLICIES


The Prospectus discusses the investment objective or objectives of each of the Portfolios and Funds, and the policies to be employed to achieve such objectives. The following section contains supplemental information to the Prospectus concerning the types of securities and other instruments in which the Portfolios and the Funds may invest, the investment policies and portfolio strategies that each may utilize and certain risks attendant to such investments, policies and strategies.



STRATEGIES AVAILABLE TO ALL FUNDS AND PORTFOLIOS



RATINGS AS INVESTMENT CRITERIA. In general, the ratings of nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Services, Inc. ("Moody's"), Standard &

Poor's ("S&P"), and Fitch Ratings ("Fitch"), represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Portfolios and the Funds as initial criteria for the selection of portfolio securities, but the Portfolios and the Funds will also rely upon the independent advice of WM Advisors or their respective sub-advisors to evaluate potential investments. Additional information concerning the ratings of these services and their significance can be found in Appendix A to this SAI.


To the extent that the rating given by an NRSRO for securities may change as a result of changes in such organization or its rating system, each of the Portfolios and the Funds will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and in this SAI.


U.S. GOVERNMENT SECURITIES. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government, its agencies or instrumentalities. U.S. government securities include, but are not necessarily limited to, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio or Fund will invest in obligations issued by such an instrumentality only if WM Advisors or the relevant sub-advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Fund.



ILLIQUID SECURITIES AND RESTRICTED SECURITIES. These securities generally cannot be sold or disposed of in the ordinary course of business at approximately the value at which the Fund has valued the investments within seven days. This may have an adverse effect upon the Fund's ability to dispose of the particular securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act ("Rule 144A securities"). Rule 144A securities generally must be sold to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid, that investment will be treated as an illiquid security.


BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Portfolio or Fund, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Portfolio or Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.



Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank.



Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. The deposits of branches licensed by certain states may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.


In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, WM Advisors or the relevant Sub-advisors will carefully evaluate such investments on a case-by-case basis.

A Portfolio or a Fund may purchase a CD, TD or bankers' acceptance issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS") and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Portfolios and Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.


Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Funds are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

MORTGAGE-BACKED SECURITIES. The mortgage-backed securities in which the Portfolios and Funds may invest include those classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders and is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.



Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Portfolios and the Funds will, consistent with their respective investment objectives and policies, consider making investments in such securities.



Subject to the investment restrictions and policies stated elsewhere in the Prospectus and this SAI, Funds may invest in collateralized mortgage obligations. A collateralized mortgage obligation ("CMO") is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.



CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.


The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 5- to 8-year average life for pools of current coupon fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.



REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. The Equity Income, Growth & Income, West Coast Equity, Income, Tax-Exempt Bond, Money Market and Tax-Exempt Money Market Funds may enter into repurchase agreements with brokers, dealers and banks to temporarily invest cash reserves, provided that repurchase agreements maturing in greater than 7 days cannot exceed 10% of each Fund's total assets.



WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED DELIVERY
TRANSACTIONS. A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Trust's Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).


A segregated account in the name of the Fund consisting of cash or other liquid assets equal to the amount of when-issued or delayed-delivery commitments will be established at the Custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

STRATEGIES AVAILABLE TO THE PORTFOLIOS AND ALL FUNDS (EXCEPT THE MONEY MARKET
FUND) WHERE NOTED

OVER-THE-COUNTER OPTIONS. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organizations.



STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions for each of the Funds stated elsewhere in this SAI and in the Prospectus, each of the Portfolios and Funds, except for the Money Funds, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes and may also use such investment strategies to seek potentially higher returns. No Portfolio or Fund currently intends to enter into strategic transactions, excluding strategic transactions that are "covered" or entered into for bona fide hedging purposes and may also use such investment strategies to seek potentially higher returns, that are in the aggregate principal amount in excess of 15% of the Fund's net assets.



The Portfolios and Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single strategy when, in the opinion of the Advisor or the Sub-advisor, it is in the best interest of the Portfolio or Fund to do so. A combined transaction may contain elements of risk that are present in each of its component transactions.



The use of strategic transactions involves special considerations and risks. Additional risks pertaining to particular strategies that make up strategic transactions are described below. Successful use of most strategic transactions depends upon the Advisor or the Sub-advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which strategic transactions are traded. In addition, a Portfolio or Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in strategic transactions involving obligations to third parties (i.e., strategic transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.


Swaps, Caps, Floors and Collars. Among the strategic transactions into which a Portfolio or Fund may enter, to the extent consistent with its investment policies and restrictions, are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Portfolio or Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio or Fund anticipates purchasing at a later date. A Portfolio or Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio or Fund may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio or Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or value.

A Portfolio or Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio or Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, WM Advisors and the Trusts believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Futures Activities. Each of the Funds that is permitted to engage in strategic transactions and each of the Portfolios may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and for otherwise permitted strategic transactions.

Futures Contracts. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

The purpose of entering into a futures contract is to protect the Portfolio or Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities.

No consideration is paid or received by a Portfolio or Fund upon entering into a futures contract. Initially, a Portfolio or Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is the equivalent of a performance bond or good faith deposit on the contract, which is returned to the Portfolio or Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates. This makes the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Portfolio or Fund may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract.



There are several associated risks with using futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of WM Advisors or the relevant Sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. The decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.


Although the Portfolios and Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Portfolio or Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.


To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale of a futures contract, the Portfolios and the Funds will be required to either (1) segregate sufficient cash or liquid assets to cover the outstanding position or (2) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in their portfolios, the Portfolios and the Funds will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Portfolios and the Funds will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of their portfolios plus or minus the unrealized gain or loss on those positions.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract. The value of the option does however change daily and that change would be reflected in the net asset value of the Portfolio or the Fund holding the option.

When engaging in strategic transactions, the Portfolios and the Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by WM Advisors or the relevant Sub-advisor, which could prove to be inaccurate. Even if the expectations of WM Advisors or the Sub-advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged.


STRATEGIES AVAILABLE TO THE REIT, EQUITY INCOME, SMALL CAP VALUE, GROWTH & INCOME, WEST COAST EQUITY, MID CAP STOCK, GROWTH, SMALL CAP GROWTH, INTERNATIONAL GROWTH AND SHORT TERM INCOME FUNDS



Options on Securities. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth and Short Term Income Funds may buy and sell covered put (except for the Equity Income, Growth & Income and West Coast Equity Funds) and call options on securities, purchase put and call options on securities and enter into closing transactions.



Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (1) in-the-money call options when WM Advisors or their Sub-advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when WM Advisors or their Sub-advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when WM Advisors or their Sub-advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.



So long as the Fund's obligation as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the relevant Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, each Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.



An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact, and because of current trading conditions, each Fund expects to purchase or write call or put options issued by the OCC, except that options on U.S. government securities may be purchased or written in the over-the-counter market. Over-the-counter options can be closed out only by agreement with the primary dealer in the transaction. National securities exchanges on which options are traded are: The Chicago Board Options Exchange (CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange (AMEX), Philadelphia Stock Exchange (PHLX), Pacific Stock Exchange
(PSE) and the New York Stock Exchange (NYSE). Any over-the-counter option written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price at which the Fund would have the absolute right to repurchase an over-the-counter option it has sold. Such options will generally be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money." In the event of the insolvency of the primary dealer, the Fund may not be able to liquidate its position in over-the-counter options, and the inability of the Fund to enter into closing purchase transactions on options written by the Fund may result in a material loss to the Fund.

The Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, the Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.



To facilitate closing transactions, a Fund will generally purchase or write only those options for which WM Advisors or its Sub-advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.


Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of WM Advisors and its Sub-advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.


In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.



Additional risks exist with respect to mortgage-backed U.S. government securities for which the Fund may write covered call options. If a Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. In such an instance, the Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities.


STRATEGIES AVAILABLE TO REIT, SMALL CAP VALUE, MID CAP STOCK, GROWTH, SMALL CAP GROWTH, INTERNATIONAL GROWTH, SHORT TERM INCOME, HIGH YIELD AND INCOME FUNDS



Options on Securities Indexes. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, High Yield and Income Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.


Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if WM Advisors or its Sub-advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless WM Advisors or its Sub-advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.


STRATEGIES AVAILABLE TO REIT, SMALL CAP VALUE, MID CAP STOCK, GROWTH, SMALL CAP GROWTH, INTERNATIONAL GROWTH, SHORT TERM INCOME, HIGH YIELD AND INCOME FUNDS



Foreign Currency Exchange Transactions. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities, Income and High Yield Funds may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds may use forward currency exchange contracts to hedge either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position a hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency. In addition, the Funds may use foreign currency forwards contracts in an effort to profit from favorable currency movements.

If a Fund enters into a position hedging transaction, the Custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash or other liquid assets in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of WM Advisors or the Sub-advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with the Custodian a segregated account of cash or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


The cost to a Fund of engaging in currency transactions with factors such as, the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.


If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.


The Funds, in addition, may combine forward currency exchange contracts with investments in U.S. securities in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a foreign currency. For instance, a Fund could purchase a U.S. government security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for a foreign currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the foreign currency, the Fund may be able to adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although WM Advisors and each Sub-advisor will attempt to hold such mismatching to a minimum, there can be no assurance that WM Advisors or the Fund's Sub-advisor will be able to do so.

Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The CFTC has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.


STRATEGIES AVAILABLE TO REIT, SMALL CAP VALUE, MID CAP STOCK, GROWTH, SMALL CAP GROWTH, INTERNATIONAL GROWTH, SHORT TERM INCOME, HIGH YIELD AND INCOME FUNDS



Options on Foreign Currencies. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, High Yield and Income Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated in or exposed to will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and may thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated in or exposed to is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.


The Funds may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when WM Advisors or a Sub-advisor anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset-by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian upon conversion or exchange of other foreign currency held by the Fund. A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid debt securities in a segregated account with the Custodian.

The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


SPECIAL CONSIDERATIONS RELATING TO REIT, SMALL CAP VALUE, EQUITY INCOME, MID CAP STOCK, GROWTH, SMALL CAP GROWTH, INTERNATIONAL GROWTH, HIGH YIELD AND INCOME FUNDS



SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the REIT, Equity Income, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, High Yield and Income Funds are made in securities of companies in (or governments of) developed countries, each may invest in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth and Income Funds may invest up to 5% of their total assets in emerging markets and the International Growth Fund may invest up to 30% of total assets in emerging markets and up to 5% of total assets in any one country. A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. "Developing or Emerging Markets," for the

WM Group of Funds, include all countries in Latin America and the Caribbean, all countries in Asia (except Australia, Hong Kong, Japan, New Zealand, and Singapore), all countries in Africa and the Middle East, all former Eastern bloc countries, Russia and the Commonwealth of Independent States and Turkey. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries.



STRATEGY AVAILABLE TO REIT, EQUITY INCOME, SMALL CAP VALUE, GROWTH & INCOME, WEST COAST EQUITY, GROWTH, SMALL CAP GROWTH, INTERNATIONAL GROWTH, SHORT TERM INCOME, HIGH YIELD AND INCOME FUNDS



LENDING OF PORTFOLIO SECURITIES. Each of the REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Small Cap Growth, International Growth, High Yield, and Short Term Income Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder." The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity and Mid Cap Stock Funds will not lend more than 33% of their respective total assets, and the remaining Funds will not lend more than 20% of their respective total assets.



SPECIAL CONSIDERATIONS RELATING TO REIT, EQUITY INCOME, SMALL CAP VALUE, GROWTH & INCOME, MID CAP STOCK, GROWTH, SMALL CAP GROWTH, U.S. GOVERNMENT SECURITIES, HIGH YIELD AND INCOME FUNDS



LOWER-RATED SECURITIES. The REIT, Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Growth, Small Cap Growth, U.S. Government Securities, High Yield and Income Funds may each invest up to 35% of its respective total assets in below-investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities determined to be of comparable quality by the Advisor ("junk bonds"). The High Yield Fund may invest entirely in such securities and will generally invest at least 80% of its assets in such securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix A to this SAI for a more detailed description of the ratings assigned by ratings organizations and their respective characteristics.



Historically, economic downturns have disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by any of the Funds set forth above. Prices and yields of high yield securities will fluctuate over time and may affect a Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.


The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of WM Advisors and the Sub-advisor of each of the Funds not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Fund's investment objectives by investment in such securities may be more dependent on WM Advisors or its Sub-advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, WM Advisors or the Fund's Sub-advisor will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Prices for below investment grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

                            INVESTMENT RESTRICTIONS

The following section discusses the investment policies and restrictions of the Portfolios and Funds. A fundamental policy affecting a particular Portfolio or Fund may not be changed without the vote of a majority of the outstanding shares of the affected Portfolio or Fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the relevant Fund or Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The 1940 Act prohibits a registered open-end investment company such as the Trust from issuing "senior securities" other than borrowings from a bank.

INVESTMENT RESTRICTIONS OF THE FUNDS, OTHER THAN THE REIT, EQUITY INCOME, SMALL CAP VALUE, WEST COAST EQUITY, HIGH YIELD AND MID CAP STOCK FUNDS



The investment restrictions numbered 1 through 15 below have been adopted by the Trust with respect to the Funds (other than the REIT, Equity Income, Small Cap Value, West Coast Equity, High Yield and Mid Cap Stock Funds) as fundamental policies. The investment policies adopted by the Trust prohibit a Fund (other than the REIT, Equity Income, Small Cap Value, West Coast Equity, High Yield and Mid Cap Stock Funds) from:


 1. Purchasing the securities of any issuer (other than U.S. Government securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that the entire investment portfolio of the Money Market Fund is subject to the 5% Limitation. However, the Money Market Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the Money Market Fund may not hold more than one such investment at any time.


 2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. government securities; provided further that this restriction shall not apply to the Growth Fund; and provided further that the Growth Fund shall not own more than 10% of the outstanding voting securities of a single issuer.


 3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

 4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Growth and International Growth Funds.


 5. Borrowing money, except that (a) the Fund may (i) enter into reverse repurchase agreements or (ii) borrow from banks for temporary (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities or pending settlement of securities transactions or for emergency or extraordinary purposes in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) all of the Funds except the Money Market Fund may enter into
     (i) futures contracts, and (ii) dollar roll transactions. Whenever borrowings pursuant to (a) above (except that with respect to the Growth & Income, Small Cap Growth, Short Term Income, U.S. Government Securities and Income Funds, pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, (w) continuous asset coverage of at least 300% is required;
     (x) in the event such asset coverage falls below 300% due to market fluctuations or otherwise, the Fund must within 3 days reduce the amount of its borrowings so that asset coverage will again be at least 300%, even if disadvantageous from an investment standpoint; (y) borrowing pursuant to
     (a) over 5% must be repaid before making additional investments; and (z) any interest paid on such borrowings will reduce income. The Growth & Income, Mid Cap Stock, Small Cap Growth, Short Term Income, U.S. Government Securities and Income Funds may not borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such transaction).


 6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction,
     (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to
     (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

 7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

 8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

 9. Investing in commodities, except that all of the Funds except the Money Market Fund may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

10.  Investing in oil, gas or other mineral exploration or development programs.

11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the U.S. Government Securities Fund) and the entry into repurchase agreements.


12. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the Money Market Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of U.S. government securities.


13. With respect to the Money Market Fund, purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof.


14. With respect to the Growth and Small Cap Growth Funds, investing more than 35% of the Fund's assets in non-investment grade debt securities.


15. With respect to the Short Term Income Fund, having a dollar-weighted average portfolio maturity in excess of five years.

16. With respect to the Small Cap Stock Fund, investing, under normal circumstances, less than 80% of the Fund's net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase.


In addition, each of the Funds (other than the REIT, Equity Income, Small Cap Value, West Coast Equity, High Yield and Mid Cap Stock Funds) has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval.



EACH OF THE FUNDS (OTHER THAN THE REIT, EQUITY INCOME, SMALL CAP VALUE, WEST COAST EQUITY, HIGH YIELD AND MID CAP STOCK FUNDS) MAY NOT:



 1. With respect to the Growth and Small Cap Growth Funds, invest more than 25% of the Fund's assets in foreign securities.



 2. Purchase securities that are not readily marketable if more than 10% of the net assets of the Money Market Fund, or more than 15% of the net assets of the Growth & Income, Growth, Small Cap Growth, International Growth, Short Term Income, Income and U.S. Government Securities Funds, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.


 3.  Make investments for the purpose of exercising control or management.

 4.  Purchase or sell interests in real estate limited partnerships.

The percentage limitations contained in the restrictions listed above, except with respect to "illiquid securities," apply at the time of purchases of securities.


INVESTMENT RESTRICTIONS OF THE REIT, EQUITY INCOME, SMALL CAP VALUE, WEST COAST EQUITY, HIGH YIELD AND MID CAP STOCK FUNDS



The REIT, Equity Income, Small Cap Value, West Coast Equity, High Yield and Mid Cap Stock Funds have adopted the fundamental investment restrictions below.



EACH OF THE REIT, EQUITY INCOME, SMALL CAP VALUE, MID CAP STOCK, HIGH YIELD AND WEST COAST EQUITY FUNDS MAY NOT:



 1. Invest more than 5%* of its total assets in securities of any single issuer other than U.S. government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation.


 2.  Acquire more than 10%* of the voting securities of any one company.

---------------

 * Percentage at the time the investment is made.

 3. Invest in real estate** (except publicly traded real estate investment trusts) or commodities.

 4.  Invest in oil, gas or other mineral leases.

 5. Invest more than 25%* of its total assets in any single industry. This limitation also does not apply to the REIT Fund as this Fund will, under normal circumstances, invest more than 25% of its assets in the real estate industry.

 6.  Act as underwriter of securities issued by others.

 7.  Buy securities on margin, mortgage or pledge its securities.

 8. Borrow money for investment purposes (it may borrow up to 5% of its total assets for emergency, non-investment purposes).

 9.  Lend money (except for the execution of repurchase agreements).

10. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

The Mid Cap Stock Fund, as a matter of non-fundamental policy, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P Midcap 400 Index at the time of purchase. This policy may not be changed without at least 60 days prior notice to shareholders.

The Equity Income Fund, as a matter of non-fundamental policy, under normal circumstances invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. This policy may not be changed without at least 60 days' prior notice to shareholders.

The West Coast Equity Fund, as a matter of non-fundamental policy, under normal circumstances invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of West Coast companies, which are defined by WM Advisors to include companies with (i) principal executive offices located in the region, (ii) over 50% of their work force employed in the region or (iii) over 50% of their sales within the region. This policy will not be changed without at least 60 days' prior notice.

Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in this Statement of Additional Information or in the Fund's Prospectus) will be provided in accordance with Rule 35d-1 under the 1940 Act, as such rule is in effect and interpreted from time to time.

The REIT Fund, as a matter of non-fundamental policy under normal circumstances, invests at least 80% of its net assets plus any borrowings for investment purposes in REIT securities. This policy may not be changed without at least 60 days prior notice.

---------------

** This restriction will not prevent the Fund from purchasing and selling securities that are secured, directly or indirectly, by real estate or purchasing securities issued by companies that invest or deal in real estate. The REIT Fund intends to invest substantially all its assets in REIT securities.

INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

The following investment restrictions have been adopted by the Trust with respect to the Portfolios as fundamental policies.

EACH PORTFOLIO WILL NOT:

 1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

 2. Purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

 3. Make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

 4. (i) Purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

 5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC;

 6. Borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

 7. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

 8. Write or acquire options or interests in oil, gas or other mineral exploration or development programs.

In addition, each Portfolio has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval.

EACH PORTFOLIO WILL NOT:

 1. Pledge, mortgage, or hypothecate any of its assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing;

 2. Invest for the purpose of exercising control over management of any company;

 3. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets or consolidations;
     (iii) as permitted by SEC exemptive order; or (iv) as otherwise permitted by the 1940 Act;

 4. Purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a recognized stock exchange;

 5. Purchase or hold illiquid securities, which are securities that cannot be disposed of for their approximate market value in seven days or less (which terms include repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities; and

 6. Purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

As a matter of non-fundamental investment policy, the Portfolios and Funds will not invest in securities issued by Washington Mutual, Inc.

                               PORTFOLIO TURNOVER


Portfolio turnover considerations for the Portfolios are addressed in the Trust's Prospectuses. The Money Market Fund attempts to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Fund. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Growth, Mid Cap Stock, Small Cap Growth and International Growth Funds (together, the "Equity Funds") and the Short Term Income, U.S. Government Securities and Income Funds (collectively, the "Fixed-Income Funds") do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.


Under certain market conditions, the Equity Funds and the Fixed-Income Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what WM Advisors or a Fund's Sub-advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. The turnover rate for the Growth Fund increased from 92% for the year ended December 31, 2001 to 171% for the year ended December 31, 2002 as a result of allocating portions of the Fund to the management of two new Sub-advisors. The turnover rate for the Growth Fund was 170% for the fiscal year ended October 31, 2002 and 71% for the last fiscal year. The Fund's 2002 fiscal year rate was a result of allocating positions of the Fund to two new Sub-advisors.


                            SECURITIES TRANSACTIONS

Purchases and sales of underlying Fund shares by a Portfolio are effected directly through the Distributor. In addition, all decisions to buy and sell securities of the Portfolios, including Fund shares, are made by WM Advisors or the Fund's Sub-advisor, subject to the overall review of the Trustees.


Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by WM Advisors or the Fund's Sub-advisors, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by WM Advisors or its Sub-advisor, those other accounts may make investments of the same type as the Fund. When a Fund and one or more other accounts managed by WM Advisors or the Fund's Sub-advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by WM Advisors or the sub-advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, WM Advisors or the Fund's Sub-advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, WM Advisors or the Sub-advisor will consider the factors that WM Advisors or the Sub-advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement between the Trust and WM Advisors and each Sub-advisory Agreement between WM Advisors and a Sub-advisor authorizes WM Advisors or the Sub-advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which WM Advisors or the Sub-advisors or its affiliates exercise investment discretion. Research services provided to WM Advisors include, for example, written and electronic reports analyzing economic and financial characteristics, telephone conversations between brokerage securities analysts and members of WM Advisor's staff, and personal visits by such analysts, brokerage strategists and economists to WM Advisor's office. Some of these services are useful to WM Advisors in advising clients, although not all of these services are necessarily useful and of value in managing the Portfolios and Funds.


WM Advisors or a Sub-advisor may cause a Fund to pay a broker-dealer, which provides brokerage and research services to WM Advisors or the Sub-advisor, an amount of disclosed commission for effecting a securities transaction in excess of the commission that another broker-dealer would have charged for effecting that transaction. The fees under the Advisory Agreements between the Trust and WM Advisors or a Sub-advisory Agreement are not reduced by reason of the receipt by WM Advisors or Sub-advisors of brokerage and research services. The Trust's Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trust.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.


WM Advisors and/or a Fund's Sub-advisor do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell shares of the Portfolios and Funds may also receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

For the past three fiscal years, the Portfolios paid no brokerage commissions. During 2001, 2002 and 2003 the Funds placed transactions with broker-dealers who provided research services to WM Advisors as follows:



                                               2003                         2002                         2001
                                 2003        AGGREGATE       2002        AGGREGATE        2001        AGGREGATE
                               BROKERAGE    TRANSACTION    BROKERAGE    TRANSACTION     BROKERAGE    TRANSACTION
            FUND              COMMISSIONS     AMOUNT      COMMISSIONS      AMOUNT      COMMISSIONS      AMOUNT
            ----              -----------   -----------   -----------   ------------   -----------   ------------
REIT Fund...................
Equity Income Fund..........                                $29,144     $ 19,250,680    $ 36,708     $ 34,845,853
Growth & Income Fund........                                $56,645     $ 33,692,426    $107,488     $125,358,366
West Coast Equity Fund......                                $33,407     $ 20,214,116    $ 12,642     $  9,488,722
Mid Cap Stock Fund..........                                $11,650     $  6,740,821    $ 17,941     $ 13,861,452
Growth Fund.................                                $31,985     $ 23,229,145    $ 37,041     $ 48,714,810
Small Cap Growth Fund.......                                $ 3,916     $    923,182    $ 14,758     $  7,201,608
International Growth Fund...                                $     0     $          0    $    825     $    362,391
Short Term Income Fund......                                $     0     $     30,612    $      0     $          0
U.S. Government Securities
  Fund......................                                $     0     $          0    $      0     $          0
Income Fund.................                                $     0     $147,000,000    $      0     $          0
Money Market Fund...........                                $     0     $          0    $      0     $          0



For the fiscal years ended December 31, 2001, 2002 and 2003 the Funds paid the following brokerage commissions:



                                                           2003           2002           2001
                                                         BROKERAGE      BROKERAGE      BROKERAGE
                         FUND                           COMMISSIONS    COMMISSIONS    COMMISSIONS
                         ----                           -----------    -----------    -----------
REIT Fund.............................................
Equity Income Fund....................................                  $ 92,047       $ 63,365
Growth & Income Fund..................................                  $190,725       $227,866
West Coast Equity Fund................................                  $ 66,455       $ 19,848
Mid Cap Stock Fund....................................                  $ 59,267       $ 56,782
Growth Fund...........................................                  $206,549       $359,757
Small Cap Growth Fund.................................                  $112,577       $ 23,924
International Growth Fund.............................                  $ 66,494       $ 55,180
Short Term Income Fund................................                  $  1,960       $  1,225
U.S. Government Securities Fund.......................                  $      0       $      0
Income Fund...........................................                  $    345       $      0
Money Market Fund.....................................                  $      0       $      0

The Trust is required to identify any securities of its "regular brokers or dealers" (as defined in the 1940 Act), which the Trust has acquired during its most recent fiscal year. As of December 31, 2003, these Funds had the following holdings fitting the above description:


                                             MORGAN      FEDERAL                                                         SALOMON
                                 GENERAL     STANLEY       HOME                                                           SMITH
                                 ELECTRIC     DEAN         LOAN       GOLDMAN     MERRILL       CREDIT      HOUSEHOLD    BARNEY
                                 COMPANY     WITTER      MORTGAGE      SACHS       LYNCH     SUISSE GROUP    FINANCE    HOLDINGS
                                 --------   ---------   ----------   ---------   ---------   ------------   ---------   ---------
Equity Income Fund.............
Growth Fund....................
International Growth Fund......
Short Term Income Fund.........
U.S. Government Securities
 Fund..........................
Income Fund....................
Money Market Fund..............

                                   GENERAL
                                  ELECTRIC
                                   CREDIT         USB
                                 CORPORATION    FINANCE
                                 -----------   ----------
Equity Income Fund.............
Growth Fund....................
International Growth Fund......
Short Term Income Fund.........
U.S. Government Securities
 Fund..........................
Income Fund....................
Money Market Fund..............


REDEMPTIONS

The right of redemption of shares of a Fund may be suspended or the date of payment postponed (1) for any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Fund to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.

                                NET ASSET VALUE


The Trust will calculate the net asset value ("NAV") of the Portfolios' and Funds' Class 1 and Class 2 shares as of the close of regular trading on the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier, Monday through Friday, exclusive of national business holidays. The Trust will be closed on the following national holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Under unusual circumstances, the Money Fund may determine its NAV on days on which the New York Stock Exchange is not open for regular trading.



A security that is primarily traded on a U.S. exchange (including securities traded through the NASDAQ National Market System) is valued at the last reported sales price (for securities traded through the NASDAQ National Market System, the official closing price) on that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Over-the-counter securities that are not traded through the NASDAQ National Market System and U.S. government securities are valued at the mean of the current day's bid and asked prices. An option is generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. Short term debt securities that mature in 60 days or less are valued at amortized cost; assets of the Money Market Fund are also valued at amortized cost; Securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing securities (normally determined at the close of the London market). The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. If the market makes a limit move with respect to the security or index underlying the futures contract, the futures contract will be valued at a fair market value as determined by or under the direction of the Board of Trustees.



Debt securities of U.S. issuers (other than U.S. government securities and short-term investments), including municipal obligations, are valued by one or more independent pricing services (each a "pricing service") retained by the Trust. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid prices and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Board of Trustees, which may rely on the assistance of one or more pricing services. The procedures of each pricing service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.


VALUATION OF THE MONEY MARKET FUND. The valuation of the portfolio securities of the Money Market Fund is based upon their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

The use by the Money Market Fund of the amortized cost method of valuing their respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trust to present minimal credit risks. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees or its delegate, at such intervals as the Board of Trustees may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will cause the Trust to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.


                                     TAXES

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Each of the Funds and Portfolios intends to qualify as a "regulated investment company" ("RIC") under subchapter M of the Code. A Portfolio or Fund that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, the excess of its net short-term capital gain over its net long-term capital loss) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

In order to qualify as a RIC under the Code, each Portfolio or Fund must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's or Fund's taxable year, (i) at least 50% of the market value of the Portfolio's or Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other RICs, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Portfolio's or Fund's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or two or more issuers which the Portfolio or Fund controls and which are engaged in the same, similar or related trades or businesses.

If a Portfolio or Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates. In addition, in order to requalify for taxation as a RIC, the Portfolio or Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

In addition to qualifying under subchapter M of the Code by meeting the requirements described above, each Portfolio and Fund intends to meet the diversification requirements of subchapter L of the Code so that variable annuity and variable life contracts funded by the Trust will not fail to qualify as annuities and life insurance contracts for tax purposes. In general, for a Portfolio or Fund to meet the investment diversification requirements of subchapter L of the Code, Treasury Regulation Section 1.817-5 requires that no more than 55% of the value of the total assets of the Portfolio or Fund be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government Securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. Alternatively, a portfolio underlying a variable contract will be adequately diversified if, as of the close of each quarter, the diversification requirements applicable to RICs are met and no more than 55% of the value of the total assets consists of cash and cash items (including receivables), U.S. Government Securities and securities of other RICs. In addition, certain other rules may apply to separate accounts funding variable life contracts. Compliance with the subchapter L regulations is tested on the last day of each calendar year quarter but may also be established within 30 days of such last day. Variable annuity and variable life insurance contracts may look through a RIC to the assets held by the RIC, and thus be treated as owning a proportionate share of such RIC's assets for purposes of meeting the diversification test, provided that the RIC meets certain requirements (including limitations on the nature of the RIC's shareholders).

Notwithstanding the distribution requirement described above, which only requires a Fund or Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a RIC is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year (i) at least 98% of its ordinary income for that year, (ii) at least 98% of its capital gain net income for the one-year period generally ending on October 31 of that year, and
(iii) certain other amounts.

The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio and Fund may not be subject to the excise tax, each Fund and Portfolio intends to make the distributions required to avoid the imposition of the tax.

Dividends declared by a Portfolio or Fund in October, November, or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio or Fund and received by the shareholders on December 31 of that year if paid by the Portfolio or Fund at any time during the following January.

Under recently enacted Treasury Regulations, if a shareholder realizes a loss on a disposition of a Portfolio's or a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate accounts), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company holding separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH FUND

The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of income (without the receipt of cash) and may affect the timing or amount of the Fund's distributions. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

The foregoing discussion does not address the federal, state, local or foreign tax consequences for the holders of variable annuity and variable life contracts. For more information regarding such tax consequences, holders of such contracts should consult the prospectus for the applicable contract.

                              FINANCIAL STATEMENTS


The Trust's financial statements for the fiscal year ended December 31, 2003, including notes thereto and the Report of Deloitte & Touche LLP, Independent Auditors, are incorporated by reference to the Trust's Annual Report, as filed with the SEC by the Trust. The audited financial statements incorporated by reference into this SAI and the financial highlights included in Part A of this registration statement and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of the independent auditors, given on their authority as experts in auditing and accounting.

                                   APPENDIX A


            DESCRIPTION OF BOND, NOTES AND COMMERCIAL PAPER RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayments, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be sued to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligations are being continued. A C will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired. Standard & Poor's believes that such payments will be made during such grace period.

The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are related Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds, which are rated B generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS

Investment Grade

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, and C: High default risk. Default risk is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. DD indicated potential recoveries in the range of 50% - 90% and D the lowest recovery potential, i.e., below 50%.

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Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given the designation of SP-1+. Notes rated SP-1 have a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. Notes rated SP-3 have a speculative capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS

In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

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DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: 1) leading market positions in well-established industries, 2) high rates of return on funds employed, 3) conservative capitalization structure with moderate reliance on debt and ample asset protection, 4) broad margins in earnings coverage of fixed financial charges and high internal cash generation and 5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of

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debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

The rating F1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch and is assigned to issues regarded as having the strongest degree of assurance for timely payment. Paper rated F1 (Highest Credit Quality) is regarded as having an assurance of timely payment only slightly less in degree than issues rated F1+. The rating F2 (Good Credit Quality) reflects an assurance of timely payment, but the margin of safety is not as great as for issues assigned F1+ or F1 ratings. The F3 rating (Fair Credit Quality) denotes that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade, whereas, B is a Speculative rating meaning that there is minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions. A rating of C (High Default Risk) shows that default is a real possibility. It also shows that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment. D stands for Default and denotes actual or imminent payment default.

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                                   APPENDIX B

                  PROXY VOTING PROCEDURES OF WM ADVISORS, INC.

THE ROLE OF WM ADVISORS, INC.

In its capacity as an investment adviser for each of its clients, WM Advisors, Inc. ("WMA") shall, except where WMA and the client have otherwise agreed, assist the client in voting proxies with respect to its portfolio securities to the extent that such proxies relate to matters involving investment judgment. In addition, the client may authorize WMA, in its capacity as adviser, to vote the client's proxies. In such cases, WMA is responsible for casting the proxy votes in a manner consistent with the best interests of the client. WMA may delegate its responsibilities with respect to proxy voting for any client to one or more sub-advisers approved by the client.

THE ROLE OF THE PROXY VOTING SERVICE

WMA has engaged Institutional Shareholder Services ("ISS") to assist in the voting of proxies. ISS is responsible for coordinating with the client's custodian to ensure that all proxy materials received by the custodian relating to the client's portfolio securities are processed in a timely fashion. Subject to the right of the client, WMA and any applicable sub-adviser to instruct ISS to vote a specific proxy in a specific manner (an "Exception"), ISS will vote all proxies in accordance with its proxy voting guidelines. (Where those guidelines call for a determination to be made on a case-by-case basis, ISS is responsible for obtaining such information as is reasonably necessary for it to determine how to vote such proxies in the best interests of the client, and for so voting such proxies.) ISS will notify WMA and any applicable sub-adviser as to how it intends to vote each proxy no later than 3 business days prior to voting such proxy. In the event WMA or a sub-adviser wishes to create an Exception for a proxy vote, it will notify ISS at least 1 business day before the last day on which the proxy could be voted. Except as may otherwise be agreed by a client, WMA will provide a report (including both the basis and rationale for the Exception and a certification as to the absence of any conflict of interest (as described below under "Conflicts of Interest") relating to such proxy) with respect to each Exception to the client at least quarterly.

ISS will identify to WMA any proxy with respect to which it may be deemed to have a conflict of interest at least 5 business days prior to the last day such proxy could be voted. WMA will determine how any such proxy will be voted, unless it may also be deemed to have a conflict, in which case WMA will make a recommendation to the client with respect to the proxy, and the client will determine how the proxy should be voted.

CONFLICTS OF INTEREST

Occasions may arise where a person or organization involved in the proxy voting process for a client may have a conflict of interest in voting the client's proxy. A conflict of interest may exist, for example, if WMA has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., a familial relationship with company management) relating to a particular proxy shall disclose that conflict to WMA and

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otherwise remove himself or herself from the proxy voting process. WMA will review each proxy with respect to which it wishes to create an Exception to determine if a conflict of interest exists and will provide the client with a Conflicts Report for each proxy that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside WMA (other than routine communications from proxy solicitors) with respect to the proxy.

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                  PROXY VOTING GUIDELINES OF WM ADVISORS, INC.

The proxy voting guidelines below give a general indication of how WM Advisors, Inc. ("WMA") will vote a client's portfolio securities on proposals dealing with a particular issue. WMA may delegate its responsibilities with respect to proxy voting for any client to one or more sub-advisers approved by the client. In cases where WMA has engaged a proxy voting service, the proxy voting service will vote all proxies relating to client's portfolio securities in accordance with its guidelines, except as otherwise instructed by the client, WMA or any relevant sub-adviser. If a portfolio security is currently being loaned by a client but is the subject of a vote that WMA determines is material to the value of the security, WMA will seek to recall that portfolio security and vote the proxy in accordance with these guidelines. Votes with respect to portfolio securities on loan will otherwise be voted in the discretion of the borrower.

The proxy voting guidelines are just that -- guidelines. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when WMA may not vote in strict adherence to these guidelines.

WMA, as part of its ongoing review and analysis of all client portfolio holdings, is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the client and/or any proxy voting service of circumstances where the client's interests warrant a vote contrary to these guidelines.

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as "management proposals"), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and WMA's intent to hold corporate boards accountable for their actions in promoting shareholder interests, the client's proxies generally will be voted in support of decisions reached by independent boards of directors. Accordingly, the client's proxies will be voted FOR board-approved proposals, except as indicated below.

DOMESTIC (U.S.) PROXIES

1.  AUDITORS

a. Vote FOR proposals to ratify auditors, unless any of the following apply:

       - An auditor has a financial interest in or association with the company, and is therefore not independent;

       - Fees for non-audit services are excessive, or

       - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

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2.  BOARD OF DIRECTORS

a. Voting on Director Nominees in Uncontested Elections

       - Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

b. Classification/Declassification of the Board

       - Vote AGAINST proposals to classify the board.

       - Vote FOR proposals to repeal classified boards and to elect all directors annually.

c. Independent Chairman (Separate Chairman/CEO)

       - Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

d. Majority of Independent Directors/Establishment of Committees

       - Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

       - Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.  SHAREHOLDER RIGHTS

a. Shareholder Ability to Act by Written Consent

       - Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

       - Vote FOR proposals to allow or make easier shareholder action by written consent.

b. Shareholder Ability to Call Special Meetings

       - Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

       - Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

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c. Supermajority Vote Requirements

       - Vote AGAINST proposals to require a supermajority shareholder vote.

       - Vote FOR proposals to lower supermajority vote requirements.

d. Cumulative Voting

       - Vote AGAINST proposals to eliminate cumulative voting.

       - Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

e. Confidential Voting

       - Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

       - Vote FOR management proposals to adopt confidential voting.

4.  PROXY CONTESTS

a. Voting for Director Nominees in Contested Elections

       - Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b. Reimbursing Proxy Solicitation Expenses

       - Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5.  POISON PILLS

       - Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.  MERGERS AND CORPORATE RESTRUCTURINGS

       - Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.  REINCORPORATION PROPOSALS

       - Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance

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         provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.  CAPITAL STRUCTURE

a. Common Stock Authorization

       - Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

       - Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

       - Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

b. Dual-class Stock

       - Vote AGAINST proposals to create a new class of common stock with superior voting rights.

       - Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

        - It is intended for financing purposes with minimal or no dilution to current shareholders; or

        - It is not designed to preserve the voting power of an insider or significant shareholder.

9.  EXECUTIVE AND DIRECTOR COMPENSATION

a.

       - Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS's methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

       - Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

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b. Management Proposals Seeking Approval to Reprice Options

       - Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

        - Historic trading patterns

        - Rationale for the repricing

        - Value-for-value exchange

        - Option vesting

        - Term of the option

        - Exercise price

        - Participation

c. Employee Stock Purchase Plans

       - Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

       - Vote FOR employee stock purchase plans where all of the following apply:

        - Purchase price is at least 85 percent of fair market value;

        - Offering period is 27 months or less; and

        - Potential voting power dilution (VPD) is ten percent or less.

       - Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

d. Shareholder Proposals on Compensation

       - Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

- These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

FOREIGN (NON-U.S.) PROXIES

1.  FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

- Vote FOR approval of financial statements and director and auditor reports, unless:

       - there are concerns about the accounts presented or audit procedures used; or

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       - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

2.  APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

- Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

       - there are serious concerns about the accounts presented or the audit procedures used;

       - the auditors are being changed without explanation; or

       - non-audit-related fees are substantial or are routinely in excess of standard annual audit fees.

- Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

- ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

3.  APPOINTMENT OF INTERNAL STATUTORY AUDITORS

- Vote FOR the appointment or reelection of statutory auditors, unless:

       - there are serious concerns about the statutory reports presented or the audit procedures used;

       - questions exist concerning any of the statutory auditors being appointed; or

       - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

4.  ALLOCATION OF INCOME

- Vote FOR approval of the allocation of income, unless:

       - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

       - the payout is excessive given the company's financial position.

5.  STOCK (SCRIP) DIVIDEND ALTERNATIVE

- Vote FOR most stock (scrip) dividend proposals.

- Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

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6.  AMENDMENTS TO ARTICLES OF ASSOCIATION

- Vote amendments to the articles of association on a CASE-BY-CASE basis.

7.  CHANGE IN COMPANY FISCAL TERM

- Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

8.  LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

- Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

9.  AMEND QUORUM REQUIREMENTS

- Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

10.  TRANSACT OTHER BUSINESS

- Vote AGAINST other business when it appears as a voting item.

11.  DIRECTOR ELECTIONS

- Vote FOR management nominees in the election of directors, unless:

       - there are clear concerns about the past performance of the company or the board; or

       - the board fails to meet minimum corporate governance standards.

- Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

- Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

- Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

12.  DIRECTOR COMPENSATION

- Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

- Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

- Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

- Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

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13.  DISCHARGE OF BOARD AND MANAGEMENT

- Vote FOR discharge of the board and management, unless:

       - there are serious questions about actions of the board or management for the year in question; or

       - legal action is being taken against the board by other shareholders.

14.  DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

- Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

- Vote AGAINST proposals to indemnify auditors.

15.  BOARD STRUCTURE

- Vote FOR proposals to fix board size.

- Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

- Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

16.  SHARE ISSUANCE REQUESTS

a. General Issuances

       - Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

       - Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

b. Specific Issuances

       - Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

17.  INCREASES IN AUTHORIZED CAPITAL

- Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

- Vote FOR specific proposals to increase authorized capital to any amount, unless:

       - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

       - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

- Vote AGAINST proposals to adopt unlimited capital authorizations.
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18.  REDUCTION OF CAPITAL

- Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

- Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

19.  CAPITAL STRUCTURES

- Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

- Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

20.  PREFERRED STOCK

- Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

- Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

- Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

- Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

- Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

21.  DEBT ISSUANCE REQUESTS

- Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

- Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

- Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

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22.  PLEDGING OF ASSETS FOR DEBT

- Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

23.  INCREASE IN BORROWING POWERS

- Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

24.  SHARE REPURCHASE PLANS:

- Vote FOR share repurchase plans, unless:

       - clear evidence of past abuse of the authority is available; or

       - the plan contains no safeguards against selective buybacks.

25.  REISSUANCE OF SHARES REPURCHASED:

- Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

26.  CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

- Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

27.  REORGANIZATIONS/RESTRUCTURINGS:

- Vote reorganizations and restructurings on a CASE-BY-CASE basis.

28.  MERGERS AND ACQUISITIONS:

- Vote FOR mergers and acquisitions, unless:

       - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

       - the company's structure following the acquisition or merger does not reflect good corporate governance.

- Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

- ABSTAIN if there is insufficient information available to make an informed voting decision.

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29.  MANDATORY TAKEOVER BID WAIVERS:

- Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

30.  REINCORPORATION PROPOSALS:

- Vote reincorporation proposals on a CASE-BY-CASE basis.

31.  EXPANSION OF BUSINESS ACTIVITIES:

- Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

32.  RELATED-PARTY TRANSACTIONS:

- Vote related-party transactions on a CASE-BY-CASE basis.

33.  COMPENSATION PLANS:

- Vote compensation plans on a CASE-BY-CASE basis.

34.  ANTI-TAKEOVER MECHANISMS:

- Vote AGAINST all anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

35.  SHAREHOLDER PROPOSALS:

- Vote all shareholder proposals on a CASE-BY-CASE basis.

- Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

- Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Adopted on July 22, 2003

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

                         CAPITAL GUARDIAN TRUST COMPANY
                       PROXY VOTING POLICY AND PROCEDURES

POLICY

Capital Guardian Trust Company ("CGTC") provides investment management services to clients that include, among others, corporate and public pension plans, foundations and endowments and unaffiliated registered investment companies. CGTC's Personal Investment Management Division ("PIM") provides investment management and fiduciary services, including trust and estate administration, primarily to high net-worth individuals and families. CGTC considers proxy voting an important part of those management services, and as such, CGTC seeks to vote all proxies of securities held in client accounts for which it has proxy voting authority in the best interests of those clients. The procedures that govern this activity are reasonably designed to ensure that proxies are voted in the best interest of CGTC's clients.

FIDUCIARY RESPONSIBILITY AND LONG-TERM SHAREHOLDER VALUE

CGTC's fiduciary obligation to manage its accounts in the best interest of its clients extends to proxy voting. When voting proxies, CGTC considers those factors which would affect the value of its clients' investment and acts solely in the interest of, and for the exclusive purpose of providing benefits to, its clients. As required by ERISA, CGTC votes proxies solely in the interest of the participants and beneficiaries of retirement plans and does not subordinate the interest of participants and beneficiaries in their retirement income to unrelated objectives.

CGTC believes the best interests of clients are served by voting proxies in a way that maximizes long-term shareholder value. Therefore, the investment professionals responsible for voting proxies have the discretion to make the best decision given the individual facts and circumstances of each issue. Proxy issues are evaluated on their merits and considered in the context of the analyst's knowledge of a company, its current management, management's past record, and CGTC's general position on the issue. In addition, many proxy issues are reviewed and voted on by a proxy voting committee comprised primarily of investment professionals, bringing a wide range of experience and views to bear on each decision.

As the management of a portfolio company is responsible for its day to day operations, CGTC believes that management, subject to the oversight of its board of directors, is often in the best position to make decisions that serve the interests of shareholders. However, CGTC votes against management on proposals where it perceives a conflict may exist between management and client interests, such as those that may insulate management or diminish shareholder rights. CGTC also votes against management in other cases where the facts and circumstances indicate that the proposal is not in its clients' best interests.

SPECIAL REVIEW

From time to time CGTC may vote a) on proxies of portfolio companies that are also clients of CGTC or its affiliates, b) on shareholder proposals submitted by clients, or c) on proxies for which clients have publicly supported or actively solicited CGTC or its affiliates to support a particular position. When voting these proxies, CGTC analyzes the issues on their merits and does not consider any client relationship in a way that interferes with its responsibility to vote

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

proxies in the best interest of its clients. The CGTC Special Review Committee reviews certain of these proxy decisions for improper influences on the decision-making process and takes appropriate action, if necessary.

PROCEDURES

  PROXY REVIEW PROCESS

Associates in CGTC's proxy voting department, along with compliance associates from the legal department, are responsible for coordinating the voting of proxies. These associates work with outside proxy voting service providers and custodian banks and are responsible for coordinating and documenting the internal review of proxies.

The proxy voting department reviews each proxy ballot for standard and non-standard items. Standard proxy items are typically voted with management unless the research analyst who follows the company or a member of an investment or proxy voting committee requests additional review. Standard items currently include the uncontested election of directors, ratifying auditors, adopting reports and accounts, setting dividends and allocating profits for the prior year and certain other administrative items.

All other items are sent by the proxy voting department to the research analyst who follows the company. The analyst reviews the proxy statement and makes a recommendation about how to vote on the issues based on his or her in-depth knowledge of the company. Recommendations to vote with management on certain limited issues are voted accordingly. All other non-standard issues receive further consideration by a proxy voting committee, which reviews the issue and the analyst's recommendation, and decides how to vote. A proxy voting committee may escalate to the full investment committee(s) those issues for which it believes a broader review is warranted. Four proxy voting committees specialize in regional mandates and review the proxies of portfolio companies within their mandates. The proxy voting committees are comprised primarily of members of CGTC's and its affiliates' investment committees and their activity is subject to oversight by those committees.

For securities held only in PIM accounts, non-standard items are sent to those associates to whom the CGTC Investment Committee has delegated the review and voting of proxies. These associates may forward certain proposals to the appropriate investment committee for discussion and a formal vote if they believe a broader review is warranted.

CTTC seeks to vote all of tis clients' proxies. In certain circumstances, CGTC may decide not to vote a proxy because the costs of voting outweigh the benefits to its clients (e.g., when voting could lead to share blocking where CGTC wishes to retain flexibility to trade shares). In addition, proxies with respect to securities on loan through client directed lending programs are not available to CGTC to vote and therefore are not voted.

  PROXY VOTING GUIDELINES

CGTC has developed proxy voting guidelines that reflect its general position and practice on various issues. To preserve the ability of decision makers to make the best decision in each case, these guidelines are intended only to provide context and are not intended to dictate how the

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

issue must be voted. The guidelines are reviewed and updated as necessary, but at least annually, by the appropriate proxy voting and investment committees.

The following guidelines reflect CGTC's general position related to corporate governance, capital structure, stock option and compensation plans and social and corporate responsibility issues.

- Corporate governance. CGTC supports strong corporate governance practices. It generally votes against proposals that serve as anti-takeover devices or diminish shareholder rights, such as poison pill plans and supermajority vote requirements, and generally supports proposals that encourage responsiveness to shareholders, such as initiatives to declassify the board. Mergers and acquisitions, reincorporations and other corporate restructurings are considered on a case-by-case basis, based on the investment merits of the proposal.

- Capital structure. CGTC generally supports increases to capital stock for legitimate financing needs. It generally does not support changes in capital stock that can be used as an anti-takeover device, such as the creation of or increase in blank-check preferred stock or of a dual class capital structure with different voting rights.

- Stock option compensation plans. CGTC supports the concept of stock-related compensation plans as a way to align employee and shareholder interests. However, plans that include features which undermine the connection between employee and shareholder interests generally are not supported. CGTC considers the following factors when voting on proposals related to new stock compensation plans or changes to existing plans; the exercise price of the options, the size of the overall plan and/or size of the increase, the historical dilution rate, whether the plan permits option repricing, the duration of the plan, and the needs of the company. Additionally, CGTC supports option expensing in theory and will generally support shareholder proposals on option expensing if such proposal language is non-binding and does not require the company to adopt a specific expensing methodology.

-Social and corporate responsibility. CGTC votes on these issues based on the potential impact to the value of its clients' investment in the portfolio company.

SPECIAL REVIEW PROCEDURES

If a research analyst has a personal conflict in making a voting recommendation on a proxy issue, he or she must disclose such conflict, along with his or her recommendation. If a member of the proxy voting committee has a personal conflict in voting the proxy, he or she must disclose such conflict to the appropriate proxy voting committee and must not vote on the issue.

Clients representing 0.0025 or more of assets under investment management across all affiliates owned by The Capital Group Companies, Inc. (CGTC's parent company), are deemed to be "Interested Clients". Each proxy is reviewed to determine whether the portfolio company, a proponent of a shareholder proposal, or known supporter of a particular proposal is an Interested Client. If the voting decision for a proxy involving an Interested Client is against such client, then it is presumed that there was no undue influence in favor of the Interested Client. If the decision is in favor of the Interested Client, then the decision, the rationale for such decision, information about the client relationship and all other relevant information is reviewed by the Special Review Committee ("SRC"). The SRC determines whether the decision was in the best interest of CGTC's clients and may accept or override the decision, or determine another course

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

of action. The SRC is comprised of senior representatives from CGTC's and its affiliates' investment and legal groups and does not include representatives from the marketing department.

Any other proxy will be referred to the SRC if facts or circumstances warrant further review.

CGTC'S PROXY VOTING RECORD

Upon client request, CGTC will provide reports of its proxy voting record as it relates to the securities held in the client's account(s) for which CGTC has proxy voting authority.

ANNUAL ASSESSMENT

CGTC will conduct an annual assessment of this proxy voting policy and related procedures.

EFFECTIVE DATE

This policy is effective as of August 1, 2003.

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

                   COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA")
                          POLICY AND PROCEDURE MANUAL

A. ADMINISTRATION

A. 04  VOTING CLIENT AND FUND PROXIES

PRIMARY RESPONSIBILITY                           CMA Senior Management
SECONDARY RESPONSIBILITY                         Head of Equity
OVERSIGHT RESPONSIBILITY                         CMG Compliance and Legal Departments
BUSINESS AREA                                    Equity Department
ISSUE DATE                                       3/31/03
REVISION DATE

POLICY:

ALL PROXIES FOR CLIENT SECURITIES FOR WHICH COLUMBIA MANAGEMENT ADVISORS, INC. ("CMA") HAS BEEN GRANTED AUTHORITY TO VOTE SHALL BE VOTED IN A MANNER CONSIDERED TO BE IN THE BEST INTERESTS OF CMA'S CLIENTS, INCLUDING THE CMG FUNDS AND THEIR SHAREHOLDERS WITHOUT REGARD TO ANY BENEFIT TO CMA OR ITS AFFILIATES. CMA SHALL EXAMINE EACH PROPOSAL AND VOTE AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, APPROVAL OR ADOPTION OF THE PROPOSAL WOULD BE EXPECTED TO IMPACT ADVERSELY THE CURRENT OR POTENTIAL MARKET VALUE OF THE ISSUER'S SECURITIES. IN ADDITION, CMA SHALL EXAMINE EACH PROPOSAL AND VOTE THE SECURITIES HELD ON BEHALF OF A CLIENT AGAINST THE PROPOSAL, IF, IN ITS JUDGMENT, THE PROPOSAL WOULD BE EXPECTED TO EFFECT ADVERSELY THE BEST INTEREST OF THE CLIENT. REFERENCES TO THE BEST INTEREST OF A CLIENT REFER TO THE INTEREST OF THE CLIENT IN TERMS OF THE POTENTIAL ECONOMIC RETURN ON THE CLIENT'S INVESTMENT. IN THE EVENT A CLIENT BELIEVES THAT ITS OTHER INTERESTS REQUIRE A DIFFERENT VOTE, CMA SHALL VOTE AS THE CLIENT INSTRUCTS.

CMA ADDRESSES POTENTIAL MATERIAL CONFLICTS OF INTEREST BY HAVING A PREDETERMINED VOTING POLICY. FOR THOSE PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED POLICY, THE PROXY COMMITTEE WILL DETERMINE THE VOTE IN THE BEST INTEREST OF CMA'S CLIENTS, WITHOUT CONSIDERATION OF ANY BENEFIT TO CMA, ITS AFFILIATES OR ITS OTHER CLIENTS.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.

---------------

(1) A CMG Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.
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

PROCEDURES:

I.  ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

  SEPARATELY MANAGED ACCOUNTS

CMA shall vote proxies on securities held in its separately managed accounts.

  CMA TRUST COMPANY TRUST POOLS

CMA Trust Company shall vote proxies on securities held in the trust pools.

  CMG FUNDS/CMA FUND TRUST

CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

  CMA PRIVATE PORTFOLIO

CMA shall vote proxies on securities held in its separately managed accounts.

  PRIVATE MANAGEMENT ACCOUNTS

The authority to vote proxies on securities held in such accounts shall be reserved to the client.

  MASTERPLAN ACCOUNTS

Where CMA serves as trustee (or custodian) with participant-directed accounts (including 404(c) plans), the proxies on securities held in such accounts shall be forwarded to the participants for voting where permitted by the controlling instrument. This includes ESOP or company stock.

II.  PROXY COMMITTEE

CMA shall establish a Proxy Committee, which shall be composed of operational and investment representatives of its regional offices as well as senior representatives of equity investments, equity research and compliance.

Its functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in III (A) and (B) below or which proposals require special consideration under III (C) below,

          (b) annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,

          (c) annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

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

          (d) development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

III.  VOTING GUIDELINES

In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions are rejected. Individual merger and corporate restructuring proposals are reviewed on a case-by-case basis.

A.  PROPOSALS USUALLY VOTED FOR

CMA will vote in favor of the following proposals, unless otherwise directed by the Proxy Committee:

1. AUDITORS. Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.

2. DIRECTORS. Proposals for the election of Directors or an increase or decrease in the number of Directors provided a majority of directors would be independent. However, CMA will vote against proposals that give management the ability to alter the size of the board without shareholder approval.

3. CHAIRMAN OF THE BOARD/CHIEF EXECUTIVE OFFICER. Proposals for the creation or elimination of positions or titles for senior management personnel. CMA prefers the role of Chairman and CEO to be held by different persons. In evaluating proposals we will consider the size of the company and the nature of its shareholder base.

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

4. COMPENSATION. Proposals for specific compensation for employees/directors if provisions are consistent with standard business practices, such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans. CMA requires management to provide substantial justification for the repricing of options.

5. DEBT LIMITS. Proposals for an increase in debt limit, unless proposed specifically as an anti-takeover action.

6. INDEMNIFICATION. Proposals to approve indemnification of the Board of Directors through self-insurance plans or purchase of insurance. It is not the intent to eliminate Director Responsibility for negligence and or breaches of fiduciary duty.

7. MEETING. Proposals to approve the minutes of a prior meeting; proposals to change the date or location of the annual meeting.

8. NAME OF COMPANY.  Proposals to approve a change in the company name.

9. PRINCIPAL OFFICE. Proposals to change the location of the company's principal place of business provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.

10. REPORT AND ACCOUNTS. Proposals to approve the annual reports and accounts provided the certifications required by Sarbanes Oxley Act 2002 have been provided.

11. PAR VALUE.  Proposals to change the par value of the stock.

12. SHARES. Proposals for the elimination of authorized but un-issued shares or retirement of those shares purchased for a sinking fund or treasury stock; proposals to increase the authorized shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action.

13. SHARE REPURCHASE PROGRAMS. Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

14. INDEPENDENT COMMITTEES. Proposals that request that the board audit, compensation and/or nominating committees include independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.

15. EQUAL OPPORTUNITY EMPLOYMENT. Proposals that endorse the recruitment, development, and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.

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

B.  PROPOSALS USUALLY VOTED AGAINST

CMA will vote against the following proposals, unless otherwise determined by the Proxy Committee.

1. SUPER MAJORITY VOTING. Proposals to require a majority vote larger than 51% of outstanding shares to approve any proxy proposal. Such proposals are largely intended to support management positions prior to the occurrence of a particular event.

2. CUMULATIVE VOTING. Proposals, which allow more than one vote per share in the election of directors. Directors should represent all shareholders equally as opposed to group influences.

3. PREFERRED STOCK, WARRANTS, RIGHTS, POISON PILLS. Proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint.

4. RECLASSIFICATION OF COMMON STOCK. Proposals to change voting rights by type of Common stock or for long term holders versus new holders.

5. WRITTEN CONSENT. Proposals to eliminate the right of shareholders to act by written consent without a meeting.

C.  ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A OR B ABOVE.

A Portfolio Manager, SubAdviser or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request that the Proxy Committee consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) or (B) above. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to the predetermined policy, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

The Proxy Committee may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs. In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

D.  PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require individual, special consideration. The Proxy Committee will determine how proxies related to each of these proposals will be voted. The Proxy Committee shall determines to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client

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

in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.

2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified above under III (A) and (B), e.g., election of directors, selection of accountants.

6. MERGERS/ACQUISITIONS. Proposals where a hostile merger/acquisition is apparent or where CMA represents ownership in more than one of the companies involved in a potential merger/acquisition. Proposals for potential mergers/acquisitions, which do not appear to be hostile, shall be voted based on previously stated Guidelines.

7. SHAREHOLDER PROPOSALS. Shareholder proposals that are not covered by III (A) and (B) above will be reviewed individually.

8. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in III (A)(4), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

9. ANNUAL EVALUATION OF NEW ISSUES. During the first quarter of each year, the Proxy Committee will consider any new controversial issues that are likely to be on the ballots during the upcoming proxy season. The Proxy Committee will also be notified in the unusual instance when an analyst or portfolio manager feels strongly that the best interests of shareholders would be served by deviating from our standard policy on a specific proposal.

10. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

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

IV.  VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

- CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.

- On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.

- ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.

- Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

- ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

- Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.D. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

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TESTING AND MONITORING:

    PERTINENT REGULATION/COMPLIANCE:
    CROSS REFERENCES:

                          JANUS CAPITAL MANAGEMENT LLC

                            PROXY VOTING PROCEDURES
                                   JUNE 2003

The following represents the procedures for Janus Capital Management LLC ("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

GENERAL POLICY. Janus votes proxies in the best interest of if its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from a client to vote proxies for that client's account pursuant to 1) Janus' Proxy Voting Guidelines 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

ERISA PLAN POLICY. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

PROXY VOTING COMMITTEE. The Janus Proxy Voting Committee (the "Committee") develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Director of Research, the Vice President of Investment Operations, the Vice President of Investment Accounting, the Chief Compliance Officer and internal legal counsel. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers(1) for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Janus Proxy Voting Guidelines (the "Guidelines"). While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However,

---------------

(1) All references to portfolio managers include assistant portfolio managers.
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a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, they are required to document their reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

INVESTMENT ACCOUNTING OPERATIONS GROUP. The Investment Accounting Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Accounting Operations Group works with the proxy voting service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the Guidelines.

VOTING AND USE OF PROXY VOTING SERVICE. Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the Guidelines. In all cases, the portfolio mangers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with the Guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation. If the Proxy Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer or the Director of Research.

The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Janus portfolio manager input. The Portfolio Administrator solicits feedback from the Portfolio Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

PROCEDURES FOR PROXY ISSUES OUTSIDE THE GUIDELINES. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who holds the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct
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the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors) regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment Officer (or the Director of Research in his/her absence) to determine how to vote.

CONFLICTS OF INTEREST. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. Application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest since the Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Guidelines, the Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

REPORTING AND RECORD RETENTION.

Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. Starting in August 2004, on an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30th on Janus' website.


Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus guidelines. In addition, any document prepared by Janus that is material to a proxy voting decision such as the Janus Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.


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                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I.  POLICY STATEMENT

Introduction -- Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services -- To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary- level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.
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Voting Proxies for certain Non-US Companies -- While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III.  GUIDELINES

A.  MANAGEMENT PROPOSALS

1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

- Selection or ratification of auditors.

- Approval of financial statements, director and auditor reports.

- Election of Directors.

- Limiting Directors' liability and broadening indemnification of Directors.

- Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

- Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

- Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

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- General updating/corrective amendments to the charter.

- Elimination of cumulative voting.

- Elimination of preemptive rights.

- Provisions for confidential voting and independent tabulation of voting results.

- Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

  Capitalization changes

- Capitalization changes that eliminate other classes of stock and voting rights.

- Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

- Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

- Proposals for share repurchase plans.

- Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

- Proposals to effect stock splits.

- Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

  Compensation

- Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

- Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

- Establishment of Employee Stock Option Plans and other employee ownership plans.

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  Anti-Takeover Matters

- Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

- Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

- Capitalization changes that add classes of stock that which substantially dilute the voting interests of existing shareholders.

- Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

- Creation of "blank check" preferred stock.

- Changes in capitalization by 100% or more.

- Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

- Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

- Proposals to indemnify auditors.

4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

  Corporate Transactions

- Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

- Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

- Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

- Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

          (i) Whether the stock option plan is incentive based;

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          (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

          (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

  Anti-Takeover Provisions

- Proposals requiring shareholder ratification of poison pills.

- Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.  SHAREHOLDER PROPOSALS

1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

- Requiring auditors to attend the annual meeting of shareholders.

- Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

- Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

- Confidential voting.

- Reduction or elimination of supermajority vote requirements.

2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

- Proposals that limit tenure of directors.

- Proposals to limit golden parachutes.

- Proposals requiring directors to own large amounts of stock to be eligible for election.

- Restoring cumulative voting in the election of directors.

- Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

- Proposals that limit retirement benefits or executive compensation.

- Requiring shareholder approval for bylaw or charter amendments.

- Requiring shareholder approval for shareholder rights plan or poison pill.

- Requiring shareholder approval of golden parachutes.

- Elimination of certain anti-takeover related provisions.

- Prohibit payment of greenmail.

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3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

- Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

- Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

- Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.  PROXY REVIEW COMMITTEE

1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

          (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

          (c) The Committee will meet at least monthly to (among other matters):
     (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

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          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

          (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

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                               OPPENHEIMER FUNDS
                               498 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10018

        DESCRIPTION OF PORTFOLIO PROXY VOTING PROCEDURES AND GUIDELINES
                                 AUGUST 1, 2003

Under the investment advisory agreement between OppenheimerFunds, Inc. ("OFI") and each Oppenheimer fund, OFI regularly provides investment advice and recommendations to the Fund with respect to its investments, investment policies and the purchase and sale of securities. Voting proxies relating to securities held by the Oppenheimer funds ("portfolio proxies") is within OFI's responsibility to supervise the Funds' investment program.

In addition, OFI is the sub-adviser for more than 20 funds across 12 outside fund families. Pursuant to the sub-advisory agreement between OFI and each such fund's advisor, OFI is responsible for portfolio proxy voting unless the adviser has directed OFI to the contrary in writing.

OBJECTIVE

OFI has a fiduciary duty under its investment advisory and sub-advisory agreements to vote portfolio proxies in the best interests of the Fund and its shareholders. OFI undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. When making portfolio proxy voting decisions on behalf of the Funds, OFI adheres to its Proxy Voting Guidelines. These Guidelines set forth OFI's position on routine issues and parameters for assessing non-routine issues. In the case of social and political responsibility issues, OFI believes they do not primarily involve financial considerations and OFI abstains from voting on those issues.

PROXY VOTING AGENT

OFI, on behalf of the Funds, has engaged an independent unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The proxy voting agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the Funds' portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting agent will refer proxy voting questions to the Proxy Voting Coordinator (described below) for instructions under circumstances where: (1) a particular proxy question is not covered by the Proxy Voting Guidelines; or (2) the Proxy Voting Guidelines call for instructions on a case-by-case basis.

PROXY VOTING COORDINATOR

The Proxy Voting Coordinator, who reports to a senior attorney within OFI's Legal Department, is responsible for monitoring proxy voting by the proxy voting agent. The Proxy Voting Coordinator deals directly with the proxy voting agent and, as to questions referred by the proxy voting agent, will solicit recommendations and instructions from OFI's investment professionals, as appropriate. The Proxy Voting Coordinator will review the investment professionals' recommendation with the senior attorney in determining how to vote the portfolio proxy. The
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Proxy Voting Coordinator is responsible for ensuring that these questions are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting agent.

CONFLICTS OF INTEREST

OFI's primary consideration when voting proxies is the financial interests of the Funds and their shareholders. It is possible that a conflict of interest may arise between the interests of the Fund's shareholders and OFI or its directly-controlled affiliates in voting a portfolio proxy. A potential conflict of interest situation may include where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of the company soliciting the proxy, and failure to vote the proxy as recommended by the company's management might harm the OFI affiliate's business relationship with the company. In order to prevent potential conflicts of interest between OFI and its directly-controlled affiliates, OFI and its directly-controlled affiliates each maintain separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. When voting proxies on behalf of Fund shareholders, OFI votes in a manner consistent with the best interest of the Fund and its shareholders, and votes a company's proxies without regard to any other business relationship between OFI (or its directly-controlled affiliates) and the company.

SUMMARY OF PORTFOLIO PROXY VOTING GUIDELINES

The following is a summary of the Portfolio Proxy Voting Guidelines under which OFI votes proxies relating to securities held by (i) the Oppenheimer funds, and
(ii) the funds for which OFI is the sub-adviser (unless the fund's adviser has advised OFI that the adviser will vote the fund's portfolio proxies). Under Portfolio Proxy Voting Guidelines:

- We vote with the recommendation of the company's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.

- In general, we oppose anti-takeover proposals and support elimination of anti-takeover proposals, absent unusual circumstances.

- We support shareholder proposals to reduce a super-majority vote requirement.

- We oppose management proposals to add a super-majority vote requirement.

- We oppose proposals to classify the board of directors. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

- We support proposals to eliminate cumulative voting. Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

- We oppose re-pricing of stock options.

- In general, we consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation plans we consider to be excessive.

August 1, 2003

                               WM VARIABLE TRUST


                                     PART C
                                OTHER INFORMATION


ITEM 23. EXHIBITS

(a) Agreement and Declaration of Trust,

(1) Agreement and Declaration of Trust, dated January 29, 1993 -- incorporated by reference to Post-Effective Amendment ("PEA") No. 7 to the Registrant's Registration Statement, filed with the SEC on February 28, 1997.

(2) Amendment No. 1 to the Trust's Agreement and Declaration of Trust dated April 27, 1993 -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement, filed on February 28, 1997.

(3) Amendment No. 2 to the Trust's Agreement and Declaration of Trust dated September 22, 1993 -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement filed on February 28, 1997.

(b) Bylaws

(1) Bylaws of the Trust -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement filed on February 28, 1997.

(A) Amendment dated February 20, 2002 to Bylaws -- incorporated by reference to PEA No.23 to the Registrant's Registration Statement filed on February 28, 2002.

(c) Instruments defining the Rights of Shareholders --See (a) and (b) above.

(d) Investment Advisory Contracts

(1) Amended and Restated Investment Management Agreement, dated as of November 19, 2002, between the Trust and WM Advisors, Inc. -- filed April 30, 2003.

(2) Amendment Agreement dated as of January 1, 2000 among the Trust, WM Advisors, Inc. and Capital Guardian Trust Company ("Capital Guardian") with respect to the International Growth Fund -- incorporated by reference to PEA No. 20 of the Registrant's Registration Statement, filed on February 28, 2001.

(3) Investment Sub-Advisory Agreement, dated as of April 3, 2002 between WM Advisors, Inc. and Janus with respect to the Growth Fund-- incorporated by reference to PEA No. 24 of the Registrant's Registration Statement, filed on April 29, 2002.

(4) Investment Sub-Advisory Agreement, dated as of June 23, 1999 between WM Advisors, Inc. and Capital Guardian with respect to the International Growth Fund -- incorporated by reference to PEA No. 18 filed on February 15, 2000.

(5) Investment Sub-Advisory Agreement, dated as of March 1, 2002 between WM Advisors, Inc. and Columbia Management Company with respect to the Growth Fund-- incorporated by reference to PEA No. 24 of the Registrant's Registration Statement, filed on April 29, 2002.

(6) Investment Sub-Advisory Agreement, dated March 1, 2002 between WM Advisor, Inc. and OppenheimerFunds, Inc. with respect to the Growth Fund-- incorporated by reference to PEA No. 24 of the Registrant's Registration Statement, filed on April 29, 2002.

(e) Underwriting Contracts.

(1) Distribution Agreement, dated January 30, 1998 between the Trust and WM Funds Distributor, Inc. (formerly known as Composite Funds Distributor, Inc.) -- incorporated by reference to PEA No. 13 to the Registrant's Registration Statement filed on February 27, 1998.

(2) Participation Agreement among the Trust, WM Funds Distributor, Inc., American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of July 12, 1999 -- incorporated by reference to PEA No. 19 to the Registrant's Registration Statement filed on May 1, 2000.

(3) Amended and Restated Distribution Agreement between the Trust and WM Funds Distributor, Inc., dated as of February 20, 2003 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement filed on April 30, 2003.

(f) Bonus or Profit Sharing Plans -- Not Applicable.

(g) Custody Agreement, dated as of January 1, 1996, between the Trust and Boston Safe Deposit & Trust Company -- incorporated by reference to PEA No. 7 to the Registrant's Registration Statement filed on February 28, 1997.

(h) Other Material Contracts

(1) Amended and Restated Transfer Agent Contract with respect to WM Variable Trust, dated January 1, 2004 -- filed herewith.

(2) Administration Agreement dated January 30, 1998 -- incorporated by reference to PEA No. 13 to the Registrant's Registration Statement filed on February 27, 1998.

(i) Legal Opinion of Ropes & Gray -- incorporated by reference to PEA No. 15 to the Registrant's Registration Statement filed on April 1, 1998.


(1) Opinion and Consent of Counsel dated April 22, 2003 for the REIT Fund -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement filed on April 30, 2003.


(2) Opinion and Consent of Counsel dated __________ for the Small Cap Value Fund and High Yield Fund -- to be filed by amendment.

(j) Other Opinions

(1) Consent of Deloitte & Touche LLP -- to be filed by amendment.

(k) Omitted Financial Statements -- Not Applicable.

(l) Initial Capital Agreements -- Not Applicable.

(m) 12b-1 Plan -- Form of Class 2 Distribution Plan, dated as of ________, 2001 -- incorporated by reference to PEA No. 21 to the Registrant's Registration Statement filed on April 6, 2001.

(n) Rule 18f-3 Plan -- Form of Rule 18f-3 Plan, effective April __, 2001 -- incorporated by reference to PEA No. 21 to the Registrant's Registration Statement filed on April 6, 2001.

(o) Reserved

(p) Code of Ethics

(1) WM Group of Funds, WM Advisors, WM Funds Distributor, Inc. Code of Ethics, dated as of May 14, 2002 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement filed on April 30, 2003.

(2) Janus Capital Management LLC. Code of Ethics, dated as of June 9, 2003 - filed herewith.

(3) Capital Guardian Trust Company Code of Ethics, dated as of January 1, 2003 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement filed on April 30, 2003.

(4) Columbia Management Company Code of Ethics, dated as of July 1, 2003 -- filed herewith.

(5) Oppenheimer Funds Inc. Code of Ethics dated as of May 15, 2002 -- incorporated by reference to PEA No. 26 to the Registrant's Registration Statement filed on April 30, 2003.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Prior to March 20, 1998, the Trust was known as the Sierra Variable Trust. Separate Account D of American General Life Insurance Company is currently the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File Nos. 33-57730 and 811-2441, respectively.

The Registrant is operated under the supervision of WM Advisors. WM Advisors is affiliated with Shareholder Services, which serves as transfer agent for the Registrant. An affiliate of WM Advisors, WM Funds Distributor, Inc. ("WM Funds Distributor") serves as the principal underwriter and distributor for the Registrant. WM Advisors, Shareholder Services and WM Funds Distributor serve in the same respective capacities for the four other registered investment companies.

WM Advisors, Shareholder Services and WM Funds Distributor are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.

ITEM 25. INDEMNIFICATION.

Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust to its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding is brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article 13 of the Registrant's Bylaws provides in relevant part:

For purposes of the determination or opinion referred to in clause (c) of the final sentence of Article VIII, Section 1 of the Declaration of Trust, the majority of disinterested Trustees acting on the matter or independent legal counsel, as the case may be, shall afford the Covered Person (as defined in such Article VIII, Section 1) a rebuttable presumption that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

    (a) WM Advisors, Inc.

Directors/Officers                       Past Two Fiscal Years
------------------                       ---------------------
Charles D. Averill                       June 1990 -- Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle WA 98101

Janine Bakken                            January 2001 - January 2003
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle WA 98101

Monte D. Calvin                          WM Shareholder Services, Inc.
First Vice President,                    1201 Third Ave., 22nd Floor,
Director,                                Seattle, WA 98101
(Treasurer prior to March 1999)

First Vice President,                    WM Advisors, Inc.
Director,                                1201 Third Ave., 22nd Floor,
(Treasurer prior to March 1999)          Seattle, WA 98101

First Vice President,                    WM Funds Distributor, Inc.
Director,                                1201 Third Ave., 22nd Floor,
(Treasurer prior to March 1999)          Seattle, WA 98101

Joel Calvo                               WM Advisors, Inc.
Chairman                                 1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

Chairman                                 WM Funds Distributor, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

President and Chairman                   WM Shareholder Services, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

                                         WM Financial Services,
                                         1201 Third Avenue, Suite 780,
                                         Seattle, WA 98101

Sandra A. Cavanaugh                      WM Advisors, Inc.
Senior Vice President, Director          1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

President, Director                      WM Shareholder Services, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

President, Director                      WM Funds Distributor, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

Daniel R. Coleman                        October 2001 -- Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

Philip M. Foreman                        January 2002 -- Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

John Friedl                              August 1998 -- Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

John W. Healy                            April 2001 -- Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

Richard Helm                             March 2001 -- Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

Sharon L. Howells                        WM Advisors, Inc.
First Vice President,                    1201 Third Avenue, 22nd Floor,
Corporate Secretary,                     Seattle WA 98101
Director

First Vice President,                    WM Funds Distributor, Inc.
Corporate Secretary,                     1201 Third Avenue, 22nd Floor,
Director                                 Seattle, WA 98101

First Vice President,                    WM Shareholder Services, Inc.
Corporate Secretary,                     1201 Third Avenue, 22nd Floor,
Director                                 Seattle, WA 98101

Robert E. Jackson                        November 1996 - Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Bruce J. King                            March 1998 - December 2002
Vice President                           WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Suzanne M. Krahling                      March 1999 - May 2002
First Vice President,                    WM Advisors, Inc.
Treasurer                                1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

First Vice President,                    WM Shareholder Services, Inc.
Treasurer                                1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

First Vice President,                    WM Funds Distributor, Inc.
Treasurer                                1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

First Vice President,                    WM Financial Services
Secretary,                               1201 Third Avenue, 22nd Floor,
Treasurer                                Seattle, WA 98101

Michael D. Meighan                       November 1999 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Linda C. Olson                           December 1997 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101



William G. Papesh                        WM Advisors, Inc.
Director                                 1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101


President, Director                      WM Shareholder Services, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Director                                 WM Insurance Services
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

President, Director                      WM Group of Funds
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Director                                 July 1997 -- Present
                                         WM Funds Distributor, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Scott J. Peterson                        January 2002 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Brian L. Placzek                         WM Advisors, Inc.
Vice President                           1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Gary J. Pokrzywinski                     WM Advisors, Inc.
Senior Vice President                    1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Deveri Ray                               July 2001 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Craig V. Sosey                           May 1998 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Stephen Q. Spencer                       July 2001 - Present
First Vice President                     WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Catherine Tong-Lee                       January 2001 - Present
Assistant Vice President                 WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Deborah L. Wardwell                      February 2001 - Present
Vice President                           WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

John T. West                             July 2001 - Present
First Vice President                     WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

                                         WM Funds Distributor, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA  98101

                                         December 1987 - Present
                                         WM Shareholder Services, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

David M. Williams                        May 2002 - Present
Treasurer                                WM Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

                                         WM Shareholder Services, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

                                         WM Funds Distributor, Inc.
                                         1201 Third Ave., 22nd Floor,
                                         Seattle, WA 98101

Randall L. Yoakum                        February 1999 - Present
Senior Vice President,                   WM Advisors, Inc.
Chairman of Investment Committee         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

Director                                 February 2002 - Present
                                         M Advisors, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

                                         WM Shareholder Services, Inc.
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

                                         WM Funds Distributor
                                         1201 Third Avenue, 22nd Floor,
                                         Seattle, WA 98101

(b) Janus Capital Management LLC.

Janus Capital Management LLC. ("Janus") is an investment advisor registered under the Advisors Act, and acts as investment advisor for registered investment companies, foreign investment companies and for individual, charitable, corporate and retirement accounts. Janus and its affiliates provide a variety of trust, investment management and investment advisory services.

The list required by this Item 26 of officers and directors of Janus, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Janus pursuant to the Advisers Act (SEC File No. 801-13991).

(c) OppenheimerFunds, Inc.

OppenheimerFunds, Inc. ("Oppenheimer") is a wholly-owned subsidiary of Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

The list required by this Item 26 of officers and directors of Oppenheimer, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Oppenheimer pursuant to the Advisers Act (SEC File No. 801-8253).

(d) Columbia Management Company

Columbia Management Company ("Columbia") is a wholly-owned subsidiary of FleetBoston Financial Corporation, a publicly owned multi-bank holding company based in Boston, MA.

The list required by this Item 26 of officers and directors of Columbia, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Columbia pursuant to the Advisers Act (SEC File No. 801-5930).

(e) Capital Guardian Trust Company

Capital Guardian Trust Company ("Capital Guardian") is a wholly-owned subsidiary of Capital Group International, Inc. ("CGI"), which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provided investment management services.

The list required by this Item 26 of officers and directors of Capital Guardian, together with information as to any other business, profession, vocation of employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Capital Guardian pursuant to the Advisers Act (SEC File No. 801-60145).

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) The principal underwriter for the Registrant is WM Funds Distributor, Inc. WM Funds Distributor, Inc. also serves as principal underwriter for WM Trust I, WM Trust II and WM Strategic Asset Management Portfolios, LLC.

(b) The Directors and Officers of WM Funds Distributor, Inc., their positions with WM Funds Distributor, Inc. and the WM Group of Funds are set forth in the table below. The principal business address of WM Funds Distributor, Inc. and each of its directors and officers is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101.


     Name and                Position and                Positions and
Principal Business           Offices with                Offices with
     Address                 Underwriter                  Registrant
------------------           -------------               -------------
William G. Papesh             President,                    President
                              Director

Sandra A. Cavanaugh      Senior Vice President,       Senior Vice President
                               Director

Monte D. Calvin           First Vice President,        First Vice President
                               Director

Alex Ghazanfari             Vice President                Vice President,
                                                    Assistant Compliance Officer

Sharon L. Howells         First Vice President,        First Vice President
                          Corporate Secretary,
                               Director

John T. West                 Vice President            First Vice President,
                                                            Secretary,
                                                        Compliance Officer

Randall L. Yoakum              Director                Senior Vice President

Joel Calvo                     Chairman

Russell J. Adams          First Vice President

Barbara A. Bujat             Vice President

Glenn Commons                Vice President

Leslie A. Harrison        First Vice President

Hans Henselman               Vice President

Joel H. Jonczyk              Vice President

Debra C. Ramsey              Vice President

Robert O. Schadt        Assistant Vice President

David M. Williams              Treasurer

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant, at 1201 Third Avenue, 22nd Floor, Seattle, WA 98101, the offices of the Registrant's sub-administrator, PFPC, Inc., 101 Federal St., Boston, MA 02110 the offices of the Registrant's custodian, Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108 and the offices of the Registrant's sub-advisors, Janus Capital Corporation, 100 Fillmore Street, Suite 300, Denver, Colorado 80206 and Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, CA 90071.

ITEM 29. MANAGEMENT SERVICES.

The Registrant is not a party to any management related contract, other than as set forth in the Prospectus.

ITEM 30. UNDERTAKINGS.

(a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Seattle in the State of Washington on the 13th day of February, 2004.

                             WM VARIABLE TRUST

                             /S/WILLIAM G. PAPESH
                              ---------------------
                             WILLIAM G. PAPESH, PRESIDENT


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                             TITLE                                DATE
---------                             -----                                ----
/s/WILLIAM G. PAPESH           President and Trustee               February 13, 2004
-------------------------
William G. Papesh


/s/JEFFERY L. LUNZER           Chief Financial Officer             February 13, 2004
--------------------------     (and principal accounting officer)
Jeffery L. Lunzer

WAYNE L. ATTWOOD, M.D.*        Trustee                             February 13, 2004
-------------------------
Wayne L. Attwood

KRISTIANNE BLAKE*              Trustee                             February 13, 2004
-------------------------
Kristianne Blake

EDMOND R. DAVIS*               Trustee                             February 13, 2004
-------------------------
Edmond R. Davis

ANNE V. FARRELL*               Trustee                             February 13, 2004
-------------------------
Anne V. Farrell

CARROL R. MCGINNIS*            Trustee                             February 13, 2004
-------------------------
Carrol R. McGinnis

MICHAEL K. MURPHY*             Trustee                             February 13, 2004
-------------------------
Michael K. Murphy

ALFRED E. OSBORNE, JR.*        Trustee                             February 13, 2004
-------------------------
Alfred E. Osborne, Jr.

DANIEL L. PAVELICH*            Trustee                             February 13, 2004
-------------------------
Daniel L. Pavelich

JAY ROCKEY*                    Trustee                             February 13, 2004
-------------------------
Jay Rockey

RICHARD C. YANCEY*             Trustee                             February 13, 2004
-------------------------
Richard C. Yancey


* By /s/ pursuant to Powers of Attorney previously filed.

/s/ WILLIAM G. PAPESH
--------------------------
WILLIAM G. PAPESH

                                 EXHIBIT INDEX

(h)(1) Amended and Restated Transfer Agent Contract with respect to WM Variable Trust, dated January 1, 2004

(p)(2) Janus Capital Management LLC Code of Ethics, dated as of June 9, 2003

(p)(4) Columbia Management Company Code of Ethics, dated as of July 1, 2003